N-2 - USD ($)				10 Months Ended
		Dec. 20, 2024	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001968178
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-271097
Investment Company Act File Number		811-23861
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		3
Entity Registrant Name		SEI ALTERNATIVE INCOME FUND
Entity Address, Address Line One		SEI Investments Company
Entity Address, Address Line Two		One Freedom Valley Drive
Entity Address, City or Town		Oaks
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19456
City Area Code		610
Local Phone Number		676-1000
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Dec. 31, 2024
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Freedom Valley Drive
Entity Address, City or Town		Oaks
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19456
Contact Personnel Name		David F. McCann, Esq.
Class F [Member]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
	Class F
ANNUAL FUND OPERATING EXPENSES (as a percentage of projected average net assets attributable to Shares)
Management fee		1.30%
Other Expenses
Shareholder Servicing Fee	0.25%
Other operating expenses	2.15%
Total Other Expenses(1)		2.40%
Total Annual Fund Expenses		3.70%
Less Expense Limitation and Reimbursement(2)		(2.70)%
Total Net Annual Expenses		1.00%

(1)  Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund.

(2)  The Fund's administrator and its affiliates have contractually agreed until October 31, 2025 to waive fees and reimburse expenses in order to keep total direct annual operating expenses (but excluding interest from borrowings, prime broker fees, dividends and interest on securities sold short, AFFE, taxes, brokerage commissions, costs associated with litigation- or tax-related services, Trustee fees, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.00%. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund. There is no guarantee that the contractual fee waiver agreement will continue after October 31, 2025.

Management Fees [Percent]		1.30%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.25%
Other Annual Expense 2 [Percent]		2.15%
Other Annual Expenses [Percent]	[1]	2.40%
Total Annual Expenses [Percent]		3.70%
Waivers and Reimbursements of Fees [Percent]	[2]	(2.70%)
Net Expense over Assets [Percent]		1.00%
Expense Example [Table Text Block]

Example:

You would pay the following fees and expenses on a $1,000 investment, assuming a 5.0% annual return, and the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class F	$15	$92	$172	$380

The example and the expenses in the tables above should not be considered a representation of the Fund's future expenses, and actual expenses may be greater or less than those shown.

While the example assumes a 5.0% annual return, as required by the SEC, the Fund's performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see "Fund Expenses" and "Management Fee."

Expense Example, Year 01		$ 15
Expense Example, Years 1 to 3		92
Expense Example, Years 1 to 5		172
Expense Example, Years 1 to 10		$ 380
Purpose of Fee Table , Note [Text Block]

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. The expenses shown in the table under "Annual Fund Operating Expenses" are estimated based on projected amounts for the Fund's first full fiscal year of operations.

Other Expenses, Note [Text Block]		Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund.
Acquired Fund Fees Estimated, Note [Text Block]		The Fund's administrator and its affiliates have contractually agreed until October 31, 2025 to waive fees and reimburse expenses in order to keep total direct annual operating expenses (but excluding interest from borrowings, prime broker fees, dividends and interest on securities sold short, AFFE, taxes, brokerage commissions, costs associated with litigation- or tax-related services, Trustee fees, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.00%. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund. There is no guarantee that the contractual fee waiver agreement will continue after October 31, 2025.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT STRATEGIES

Investment Strategies

Under normal circumstances, the Fund pursues its investment objective by investing primarily in collateralized loan obligations ("CLOs"), structured notes, and warehousing facilities, which are financing structures created prior to and in anticipation of investing in CLOs and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO vehicles (collectively, "Credit Investments"). The Fund may also hold or invest in cash, cash equivalents, and securities of affiliated and non-affiliated money market funds and other investment companies. CLOs are frequently owned by a trust or special purpose vehicles formed to acquire and manage a pool of loans, bonds or other fixed income assets of various types. These vehicles will typically be managed by a third party CLO manager. CLOs issue several classes of securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CLOs. The Fund will primarily invest in equity and debt securities of CLOs. Under normal circumstances, the Fund's allocation to equity securities of CLOs will not exceed 50% of its net assets, measured at the time of purchase. The CLOs in which the Fund invests may be issued by either U.S. or foreign issuers. The Fund may invest in CLO equity and debt tranches that are rated below investment grade or the equivalent if unrated. The Fund may invest in other strategies and implement other investment techniques to achieve its investment goals, which are not considered principal investment strategies. These strategies and techniques, and their attendant risks, are described in the Fund's SAI.

The Adviser believes the Fund offers investors the following potential advantages:

•  Professional selection and evaluation of Credit Investments and CLO managers;

•  Economies of scale in the form of optimal price execution and investment sourcing since Credit Investments generally require a minimum investment size that is higher than most individual investors would be willing or able to commit;

•  Limited liability; and

•  Administrative convenience.

The Fund may invest in equity and debt securities of CLOs, which may be rated as investment grade or below investment grade ("high yield"). The securities issued by a CLO are tranched into rated and unrated classes. The rating of each class is determined by, among other things, the priority of the claim on the cash flows generated by the underlying collateral of the CLO. The senior notes issued by a CLO are typically rated AAA, AA, and A and have the highest priority claim on cash flows. The mezzanine debt classes issued by a CLO are typically rated BBB, BB, and B, and have a claim on the cash flows subordinate to that of the senior notes. Since most of a CLO's debt is highly rated, it can raise the majority of its capital at a low cost in the debt markets relative to the yield earned on the underlying collateral purchased. The most junior tranche of a CLO, called CLO equity, is generally unrated. CLO equity investors receive payment from any residual interest proceeds or principal proceeds generated by the underlying collateral after payments of expenses and debt service with respect to the more senior tranches in the CLO's structure. CLO equity can be considered a levered investment in the underlying collateral because the amount of the investment is significantly below the principal value of the CLO equity's pro rata portion of the underlying collateral. However, due to its subordinated nature, CLO equity is the first tranche to absorb trading losses and defaults in the underlying collateral. Therefore, while the levered nature of CLO equity increases the cash flow that may be available for distribution, it also increases the exposure to trading losses and defaults, and accordingly, causes returns to be more volatile. Payments on CLO equity may be deferred or eliminated depending on the amount of cash flow generated by the collateral.

CLOs may focus on different types of underlying collateral, depending upon, among other things, market conditions and the relative attractiveness of the opportunities they present for arbitrage (i.e., the difference between the yield on the collateral owned by a CLO and the funding cost of the debt issued by that CLO to help fund the purchase of the underlying collateral, at any point in time). Collateral held by a CLO may include loans to U.S. or foreign-domiciled companies, high yield bonds, investment grade bonds, mezzanine securities, CLO debt, hedge funds, asset-backed securities, commercial real estate, trust preferred securities, synthetic securities, distressed debt, convertible debt, or other fixed income assets, which will cause the Fund to be subject to the risks of these investments.

The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means that it may invest a high percentage of its assets in a limited number of issuers and may invest a larger proportion of its assets in a single issuer.

The Fund may use leverage to the extent permitted by the 1940 Act. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 33 1/3% of the Fund's total assets (or in the case of the issuance of preferred shares, 50% of total assets), including any assets purchased with borrowed money, immediately after giving effect to the leverage. The Fund may also use leverage generated by certain of its non-principal investment strategies as further discussed in the SAI. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser's views concerning market conditions and investment opportunities. The Fund's strategies relating to its use of leverage may not be successful, and the Fund's use of leverage will cause the Fund's NAV to be more volatile than it would otherwise be. There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does use leverage, what percentage of its assets such leverage will represent.

Except as otherwise stated in this Prospectus or the Fund's Statement of Additional Information, the investment objective, policies and restrictions of the Fund are not fundamental and may be changed by the Board. The Fund generally intends to provide notice to Shareholders of any material change to the investment objective, policies and restrictions of the Fund.

The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

Investment Process

A description of certain aspects of the current investment process can be found below; however, the investment process is flexible and will evolve on an ongoing basis and may diverge from this description in the future.

The investment process can be divided into five parts: Investment Sourcing, CLO Manager Selection, Structural Analysis, Portfolio Construction, and Monitoring.

Investment Sourcing

The Adviser may source investments from the primary or secondary markets. At any time, the portfolio may be sourced primarily or exclusively from either the primary or secondary market. Primary market Credit Investments are sourced from both sell-side underwriters and CLO managers or other parties associated with Credit Investments. The Adviser has well-established relationships with the largest underwriters of structured finance securities, who, either verbally or electronically, provide the Adviser with a pipeline of upcoming offerings, although no guarantees can be made that these opportunities and offerings will be offered to the Adviser in the future and under all circumstances. Underwriters are useful for introducing the Adviser to first-time or less well known CLO managers. The Adviser also has established relationships with a broad universe of CLO managers either through past investments in structured finance investments or through the Adviser's other asset management activities. These managers have in the past notified the Adviser of upcoming offerings prior to the offering appearing on the underwriter's pipelines. A number of the more established managers will only allow access to their offerings to a select group of investors and these offerings, therefore, are not broadly offered to most investors. Primary market Credit Investments will be sourced through both underwriters and CLO managers to ensure access to the widest opportunity set of available investments.

Secondary market opportunities include direct offerings from individual dealers and auctions on blocks of securities. Such auctions, known as BWICs (bids wanted in competition), are distributed to several dealers who then solicit bids from their clients and submit them to the seller for possible execution. While BWICs are generally comprised of multiple securities for sale, bids and trades are submitted and executed on an individual security basis.

The Adviser is made aware of BWICs primarily through electronic communications from dealers who are invited by the seller to participate in the auction. Generally, a broad set of dealers are invited to participate in BWICs so as to capture the broadest possible set of Credit Investment buyers, thereby ensuring best execution. Direct offerings tend to be offered to a more exclusive set of dealers, and, in some cases, a sole dealer. This is due to the fact that Credit Investments are unique and are best offered to dealers who specialize in a particular area of the market. As is the case with BWICs, the Adviser is made aware of direct offerings through electronic communications and, in some cases, direct phone calls from dealers.

CLO Manager Selection

The Adviser believes that a key factor in analyzing most Credit Investments is an analysis of CLO managers. This is particularly true as it relates to investments sourced in the primary market. The skills required to manage or select a portfolio of collateral within a structured framework are critical to the performance of an investment. CLO managers must understand and be able to evaluate opportunities in the underlying collateral. In addition, the manager must be able to understand, monitor and manage within the constraints imposed by the structure. The following are examples of the types of factors the Adviser may consider in assessing CLO managers:

•  A proven track record of managing or selecting the underlying collateral asset classes.

•  An understanding of managing assets within the constraints and limitations of a Credit Investment.

•  Proven ability to receive favorable collateral allocations in the new issue market.

•  Co-investment by the CLO manager in the Credit Investment, when appropriate.

•  A strong culture of disciplined, fundamental credit analysis.

•  Investment professionals with broad depth and experience.

•  Low turnover of key investment personnel.

•  Experienced workout personnel.

•  Robust administrative and support staff and systems.

•  A direct relationship between the compensation of the portfolio management team and the performance of the Credit Investment.

The Adviser will perform due diligence on CLO managers of newly issued Credit Investments and will use its network of industry contacts to perform additional reference checks on the management teams of each manager.

Due diligence on CLO managers is significantly less important in secondary market transactions than it is for primary market transactions. There are two reasons for this. First, secondary market transactions tend to be in more highly rated CLO debt tranches whereas primary market transactions tend to be in riskier CLO equity tranches. CLO equity tranches, by definition, entail more idiosyncratic risk in that performance is greatly influenced by the CLO manager's decisions. The risk of CLO debt tranches is more systemic in nature such that performance is more dependent on the overall underlying collateral markets. Second, secondary market purchases are of seasoned Credit Investments where the underlying portfolio is already fully invested. Primary market purchases are of new issues where the underlying portfolio is not fully invested. Therefore, primary market purchases require a level of trust that the CLO manager effectively invests the portion of the proceeds that are not yet invested.

Structural Analysis

There are significant structural nuances in Credit Investments that need to be understood and evaluated. These nuances can have a significant impact on the return performance of the various tranches. In evaluating a proposed portfolio investment, the Adviser will, when applicable:

•  Analyze the performance of the investment across a wide variety of scenarios.

•  Analyze the structure of the cash flows.

•  Understand all of the uses of cash (structuring and placement fees, legal fees, rating agency fees) at the time of deal closing.

•  Evaluate rating agency requirements and credit rating methodologies.

•  Analyze the collateral in terms of position level concentration, credit quality distribution, industry diversification, and purchase price.

•  Gain an understanding of the legal and tax implications of the transaction.

•  Compare various collateral limitations, minimum over-collateralization levels, minimum interest coverage levels and reinvestment criteria with market conventions.

•  Make recommendations concerning transaction structure to the underwriter in order to optimize the risk and return profile of each investment.

Portfolio Construction

The portfolio construction process is designed to structure the Fund's portfolio in an attempt to meet its investment objective while staying in compliance with the Fund's investment limitations. The Fund's portfolio manager will assess market opportunities and conditions to form projections of expected risk and return for each available strategy. These projections are used to set target allocations. The efficiency at which target allocations are satisfied is a function of the availability of new investments in the primary market as well as liquidity in the secondary market.

Monitoring

Portfolio monitoring occurs on an ongoing basis and includes routine contact with CLO managers and portfolio-level and security-level risk analysis. Calls and visits to existing CLO managers occur on a periodic basis to review their investment strategies, their implementation of the investment strategies, and their valuation methodologies.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

General Considerations

New Fund Risk

There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund's liquidation may not be favorable to a shareholder.

Limited Right to Vote and No Right to Participate in Management of the Fund

Investors will have no right or power to take part in the management or control of the Fund and will have extremely limited rights to vote on matters in respect of the Fund. Investors will not receive the detailed financial information that is available to the Adviser with respect to the Fund's investments. Accordingly, no person should purchase Shares in the Fund unless such person is willing to entrust all aspects of the Fund's management to the Board and the Adviser.

Reliance on Management

The Fund invests substantially all of its assets in a broad universe of Credit Investments. Investment decisions will be made for the Fund by the Adviser under the supervision of the Board. The success of the Fund will depend on the ability of the Adviser to identify suitable investments. There can be no assurance that the current personnel of the Adviser will continue to be associated with the Adviser for any length of time. The loss of the services of one or more employees of the Adviser could have an adverse impact on the Fund's ability to realize its investment objective.

Changes to Investment Objective, Policies, and Restrictions

The investment objective of the Fund is non-fundamental and may be changed by the Board. Except as otherwise stated in this Prospectus or in the Fund's Statement of Additional Information, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board. The Fund generally intends to provide notice to Shareholders of any material change to the investment objective, policies and restrictions of the Fund. It is possible that Shareholders will not be able to exit the Fund before changes take effect.

Repurchase Program Risks

As described under "Share Repurchase Program," the Fund is an "interval fund" and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund's Shareholders, and generally are funded from available cash, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund's expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund's investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Certain Shareholders, including the Adviser or its affiliates, may from time to time own or control a significant percentage of the Fund's Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See "Share Repurchase Program."

Investment Risks

Failure to Achieve Investment Objective

There can be no assurance that the Fund will achieve its investment objective. The Adviser's assessment of the short-term or long-term prospects of various Credit Investments may not prove accurate. No assurance can be given that any investment or trading strategy implemented by the Fund or those Credit Investments in which the Fund invests will be successful. Furthermore, because of the speculative nature of the investments and trading strategies of certain of the Credit Investments, there is a risk that the Fund may suffer a significant or complete loss of its invested capital in one or more Credit Investments, and that consequently Shareholders may suffer a significant or complete loss of their invested capital in the Fund.

General Economic and Market Conditions

The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund and Credit Investments. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

The market value of the Fund's investments may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions or industry or economic trends or developments may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in money policy, increases or decreases in interest rates, war, acts of terrorism, recessions, or other actual or perceived factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder repurchases, and other adverse effects that could negatively impact the Fund's performance. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to the outbreak of COVID-19.

Strategy Risk

The Fund is subject to strategy risk. Strategy risk is associated with the failure or deterioration of an entire strategy (such that most or all CLOs and/or CLO managers in the strategy suffer significant losses). Strategy specific losses can result from excessive concentration by CLO managers in the same investment or broad events that adversely affect particular strategies (e.g., illiquidity within a given market). Many of the strategies employed by the CLO managers are speculative and involve substantial risk of loss.

Valuation Risk

The Fund may invest a significant portion of its assets in non-publicly traded securities. As a result, although the Fund expects that some of its investments may trade on public or private secondary marketplaces, a market value for its Credit Investments will typically not be readily determinable. Under the 1940 Act, for the Fund's investments for which there are no readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded, the Adviser will value such securities at fair value as determined by the Adviser in good faith in accordance with the Adviser's valuation procedures ("Valuation Procedures"). While the Board retains ultimate authority as to the appropriate valuation of each such investment, the Board has appointed the Adviser as the Fund's valuation designee to make fair value determinations. The Adviser may utilize the services of an independent pricing service, which prepares valuations for each of the Fund's portfolio investments that are not publicly traded or for which the Fund does not have readily available market quotations. The Adviser may also seek to fair value securities with valuations from at least one independent broker or dealer. Because fair valuations are inherently uncertain and may be based on estimates, the determinations of fair value for certain securities may differ materially from the values that would be assessed if a readily available market quotation for these securities existed.

Non-Diversification Risk

The Fund is classified as a "non-diversified" investment company under the 1940 Act, although it is diversified for purposes of the Code. An investment company classified as "diversified" under the 1940 Act is subject to certain limitations with respect to the value of the company's assets invested in particular issuers. As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

Risks of Securities Activities

All securities investing and trading activities involve the risk of loss of capital. While the Adviser will attempt to manage these risks, there can be no assurance that the Fund's investment activities will be successful or that Shareholders will not suffer losses. The following discussion sets forth some of the more significant risks associated with the styles of investing of the Fund and the underlying Credit Investments:

Risks of Investing in CLOs

Indirect Investments in Senior Secured Loans. The Fund may obtain exposure to underlying senior secured loans through its investments in CLOs, but may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.

In addition, the portfolios of certain CLOs in which the Fund invests may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors' actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which the Fund may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.

Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which the Fund invests. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower's financial condition. Accordingly, to the extent that the CLOs that the Fund invests in hold covenant-lite loans, the Fund's CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Risk of Investing in CLO Securities and Other Credit Investments. The Fund's investments may consist primarily of CLO securities, and the Fund may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. The Fund and other investors in CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of the Fund's investment strategy, and scheduled payments to junior tranches have a priority in right of payment to equity tranches.

CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including collateralized bond obligations ("CBOs") and equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage related securities and trust preferred securities. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.

In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund's investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the Fund may target. In addition, CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security's priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.

Risk of Investing in Primary CLO Market. Between the pricing date and the effective date of a CLO, the CLO manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the CLO manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO equity and debt investors to receive less than face value of their investment.

Lack of Diversification Among CLO Securities. The Fund's portfolio may hold investments in a limited number of CLO securities. Beyond the asset diversification requirements associated with the Fund's qualification as a RIC under the Code, the Fund does not have fixed guidelines or limitations on the ability to invest in any one CLO, and the Fund's investments may be made in relatively few CLO securities. If the Fund invests in a relatively small number of CLOs, it is more susceptible to risk of loss if one or more of the CLOs in which it is invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns the Fund realizes may be significantly adversely affected if a small number of investments perform poorly or if the Fund needs to write down the value of any one investment. The Fund may also invest in multiple CLOs managed by the same CLO manager, thereby increasing the Fund's risk of loss in the event the CLO manager were to fail, experience the loss of key portfolio management employees or sell its business.

Risk of Failure to Maintain a Broad Range of Underlying Obligors Across the CLOs. The Fund may be subject to focused investment risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent the Fund invests in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on the CLO investments occurring together.

Risk of Underlying CLO's Failure to Satisfy Certain Tests. The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments the Fund, as holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund's investment performance.

Negative Loan Ratings Migration Risk. Per the terms of a CLO's indenture, assets rated "CCC+" or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO's overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the CLO equity and junior debt tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on the Fund's NAV and cash flows.

Risk of Additional Expenses Through the Fund's Investments in CLOs and Other Investment Vehicles. The Fund invests in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, and, to the extent the Fund so invests, will bear its ratable share of a CLO's or any such investment vehicle's expenses, including management and performance fees.

Risk of Reduced Transparency in CLO Investments. The Fund invests primarily in equity and debt tranches of CLOs and other related investments. Generally, there may be less information available to the Fund regarding the collateral held by such CLOs than if the Fund had invested directly in the debt of the underlying obligors. As a result, the Fund does not know the details of the collateral of the CLOs in which it invests or receive the reports issued with respect to such CLO. In addition, none of the information contained in certain monthly reports nor any other financial information furnished to the Fund as a noteholder in a CLO is audited and reported upon, nor is an opinion expressed, by an independent public accountant. The Fund's CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.

CLO Investments Involve Complex Documentation and Accounting Considerations. CLOs and other structured finance securities in which the Fund invests are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.

The accounting and tax implications of the CLO investments that the Fund makes are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, or "GAAP," based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within the Fund's fiscal year, even though the investments are generating cash flow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cash flows are reflected in a constant yield to maturity.

CLO Manager Risk. The Fund relies on CLO managers to administer and review the portfolios of collateral they manage. The actions of the CLO managers may significantly affect the return on the Fund's investments; however, the Fund, as an investor of the CLO, typically does not have any direct contractual relationship with the managers of the CLOs in which it invests. The ability of each CLO manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on the Fund's investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund will also rely on CLO managers to act in the best interests of a CLO it manages; however, such CLO managers are subject to fiduciary duties owed to other classes of notes besides those in which the Fund invests; therefore, there can be no assurance that the CLO managers will always act in the best interest of the class or classes of notes in which the Fund invested. If any CLO manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of the Fund's investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO manager, the Fund may not be incentivized to pursue actions against the CLO manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to the Fund as an investor in the CLO. In addition, to the extent the Fund invests in CLO equity, liabilities incurred by the CLO manger to third parties may be borne by the Fund to the extent the CLO is required to indemnify its CLO manager for such liabilities.

In addition, the CLOs in which the Fund invests are generally not registered as investment companies under the 1940 Act. As an investor in these CLOs, the Fund is not afforded the protections that stockholders in an investment company registered under the 1940 Act would have.

CLO Manager Key Personnel Risk. Given that the Fund invests in CLO securities issued by CLOs which may be managed by unaffiliated CLO managers, the Fund is dependent on the skill and expertise of such managers. The Adviser's ability to analyze and diligence potential CLO managers differentiates its approach to investing in CLO securities. However, the Fund cannot assure you that, for any CLO it invests in, the CLO manager in place when it invests in such CLO securities will continue to manage such CLO through the life of its investment. CLO managers are subject to removal or replacement by other holders of CLO securities without its consent, and may also voluntarily resign as CLO manager or assign their role as CLO manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager's role will not adversely affect the returns on the CLO securities in which the Fund invests.

Risk of Special Anti-Deferral Provisions in CLO Securities. Some of the CLOs in which the Fund invests may constitute "passive foreign investment companies," or "PFICs." If the Fund acquires interests treated as equity for U.S. federal income tax purposes in PFICs (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), the Fund may be subject to federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund or to its Shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFIC's income for each tax year regardless of whether it receives any distributions from such PFIC. The Fund must nonetheless distribute such income to maintain its status as a RIC. Treasury Regulations generally treat the Fund's income inclusion with respect to a PFIC with respect to which the Fund made a qualified electing fund, or "QEF," election, as qualifying income for purposes of determining the Fund's ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund's business of investing in stock, securities, or currencies. As such, the Fund may be restricted in its ability to make QEF elections with respect to its holdings in issuers that could be treated as PFICs in order to ensure its continued qualification as a RIC and/or maximize the Fund's after-tax return from these investments.

If the Fund is required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, the Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Risk of Underlying CLO's Tax Status. Each CLO in which the Fund invests will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines or the IRS, otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.

Risk of Underlying CLO's Failure to Comply with Certain U.S. Tax Disclosure Requirements. The U.S. Foreign Account Tax Compliance Act provisions of the Code, or "FATCA" imposes a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to equity and junior debt holders in such CLO, which could materially and adversely affect the fair value of the CLO's securities, the Fund's investment performance.

Risk of Increased Competition in the Market or a Decrease in New CLO Issuances. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While the Fund cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, the Fund can offer no assurances that it will deploy all of its capital in a timely manner or at all. Prospective investors should understand that the Fund may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to it.

Other Risks of Investing in Credit Investments

Warehouse Investment Risk. In connection with its investments in CLOs and Credit Investments, the Fund may also invest in interests in warehousing facilities. Warehouses, or warehousing facilities, are financing structures created prior to and in anticipation of CLO closings and issuing securities and are intended to aggregate direct loans, corporate loans, and/or other debt obligations that may be used to form the basis of CLO vehicles. To finance the acquisition of a warehouse's assets, a financing facility (a "Warehouse Facility") is often opened by (i) the entity or affiliates of the entity that will become the CLO manager of the CLO upon its closing and/or (ii) third-party investors that may or may not invest in the CLO. The period from the date that a warehouse is opened and asset accumulation begins to the date that the CLO closes is commonly referred to as the "warehousing period." In practice, investments in warehouses ("Warehouse Investments") are structured in a variety of legal forms, including subscriptions for equity interests or subordinated debt investments in special purpose vehicles that obtain a Warehouse Facility secured by the assets acquired in anticipation of a CLO closing.

A Warehouse Investment generally bears the risk that (i) the warehoused assets (typically senior secured corporate loans) will drop in value during the warehousing period, (ii) certain of the warehoused assets default or for another reason are not permitted to be included in a CLO and a loss is incurred upon their disposition, and (iii) the anticipated CLO is delayed past the maturity date of the related Warehouse Facility or does not close at all, and, in either case, losses are incurred upon disposition of all of the warehoused assets. In the case of (iii), a particular CLO may not close for many reasons, including as a result of a market-wide material adverse change, a manager-related material adverse change or the discretion of the manager or the underwriter.

There can be no assurance that a CLO related to Warehouse Investments will be consummated. In the event a planned CLO is not consummated, investors in a warehouse (which may include the Fund) may be responsible for either holding or disposing of the warehoused assets. Because leverage is typically used in warehouses, the potential risk of loss may be increased for the owners of Warehouse Investments. This could expose the Fund to losses, including in some cases a complete loss of all capital invested in a Warehouse Investment.

The Warehouse Investments represent leveraged investments in the underlying assets of a warehouse. Therefore, the value of a Warehouse Investment is often affected by, among other things, (i) changes in the market value of the underlying assets of the warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the warehouse; and (iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the leveraged nature of a Warehouse Investment, a significant portion (and in some circumstances all) of the Warehouse Investments made by the Fund may not be repaid

Illiquid Investments. The Fund and CLOs may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The market prices, if any, for such securities tend to be volatile and the Fund and CLO managers may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The Fund's and CLOs' investments in illiquid securities may reduce the returns of the Fund and the Credit Investments, respectively, because they may be unable to sell the illiquid securities at an advantageous time or price. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time-to-time.

In addition, the securities issued by CLOs generally offer less liquidity than other investment grade or high-yield corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that the Fund may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, the Fund's ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent the Fund from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.

Loan Participations and Assignments. The Fund and CLOs may purchase loan participations and assignments. Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Fund or the Credit Investment derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund or the Credit Investment may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund or the Credit Investment had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund and the Credit Investment may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower), so that the Fund and the Credit Investment may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When the Fund or the Credit Investment purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund and the Credit Investment may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be illiquid investments, which are subject to the risk described above.

Fixed-Income Securities. The Fund and CLOs may invest in fixed-income securities, which are obligations of the issuer to make payments of principal and/or interest on future dates, and include, among other securities: bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or by a foreign government; and municipal securities. These securities may pay fixed, variable, or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity (i.e., market risk).

Credit Risk; Lower-Rated Securities Risk. The Fund and CLOs may invest in both investment grade and non-investment grade debt securities and investment grade and below investment grade equity and debt securities of CLOs. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO") in one of the four highest rating categories or, if not rated by any NRSRO, have been determined to be of comparable quality. Non-investment grade debt securities (commonly referred to as "junk bonds") are securities that have received a rating from a NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for the Fund to sell these securities, or the Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, the Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating the Fund's NAV. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. If the Fund experiences significant repurchases, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the Fund's exposure to the risks of high yield securities.

Lower-rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's NAV.

High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

There may be little trading in the secondary market for particular bonds, which may adversely affect the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market. The Fund may purchase debt securities (such as zero coupon securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and is therefore subject to the distribution requirements applicable to RICs under Subchapter M of the Code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Interest Rate Risk. The market value of bonds and other fixed income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates, which will likely drive down bond prices. The magnitude of these fluctuations in the market price of bonds and other fixed income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund's investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund's NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Fund's management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the "full faith and credit" of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed income securities, government-guaranteed securities will fluctuate in value when interest rates change.

The Fund's possible use of leverage, including through the use of instruments such as reverse repurchase agreements, will tend to increase the Fund's interest rate risk. The Fund may utilize certain strategies, including taking positions in futures or swaps, for the purpose of reducing the interest rate sensitivity of fixed income securities held by the Fund and decreasing the Fund's exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful or that any hedges that the Fund may establish will perfectly correlate with movements in interest rates.

The Fund and CLOs may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Fund also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund's Shares.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund or a Credit Investment is called for redemption or conversion, the Fund or Credit Investment could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields that are higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities. The Fund and Credit Investments may purchase convertible securities of all ratings, as well as unrated securities.

Preferred Securities. The Fund and CLOs may invest in trust preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, traditional preferred stock, contingent-capital securities, hybrid securities (which have characteristics of both equity and fixed-income instruments) and public income notes. Preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature in that they have no maturity dates or have stated maturity dates.

Synthetic Investments Risk. The Fund and CLOs may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with directly or indirectly holding senior secured loans and high-yield debt securities, with respect to synthetic strategy, the Fund or CLO managers will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. The Fund or CLO manager generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Fund will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, The Fund or CLO manager may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, The Fund and Credit Investments will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subject us to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.

Prepayment Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund's income and distributions to shareholders. This is known as prepayment or "call" risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met ("call protection"). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio's current earnings rate. With respect to CLOs, as part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO's covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow that the CLO manager is able to achieve. The investment tests may incentivize a CLO manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce the Fund's return on investment and may have a negative effect on the fair value of its assets and the market value of its securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO's securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche, who can direct a call or refinancing of a CLO, causing such CLO's outstanding CLO debt securities to be repaid at par earlier than expected. There can be no assurance that the Fund will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Duration and Maturity Risk. The Fund has no set policy regarding portfolio maturity or duration of the fixed income securities it may hold. The Adviser may seek to adjust the portfolio's duration or maturity based on its assessment of current and projected market conditions and all factors that the Adviser deems relevant. In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument's expected principal and interest payments. Specifically, duration measures the anticipated percentage change in NAV that is expected for every percentage point change in interest rates. The two have an inverse relationship. Duration can be a useful tool to estimate anticipated price changes to a fixed pool of income securities associated with changes in interest rates. For example, a duration of five years means that a 1% decrease in interest rates will increase the NAV of the portfolio by approximately 5%; if interest rates increase by 1%, the NAV will decrease by 5%. However, in a managed portfolio of fixed income securities having differing interest or dividend rates or payment schedules, maturities, redemption provisions, call or prepayment provisions and credit qualities, actual price changes in response to changes in interest rates may differ significantly from a duration-based estimate at any given time. Actual price movements experienced by a portfolio of fixed income securities will be affected by how interest rates move (i.e., changes in the relationship of long-term interest rates to short-term interest rates and in the relationship of interest rates for highly rated securities and rates for below investment grade securities), the magnitude of any move in interest rates, actual and anticipated prepayments of principal through call or redemption features, the extension of maturities through restructuring, the sale of securities for portfolio management purposes, the reinvestment of proceeds from prepayments on and from sales of securities, and credit quality-related considerations whether associated with financing costs to lower credit quality borrowers or otherwise, as well as other factors. Accordingly, while duration maybe a useful tool to estimate potential price movements in relation to changes in interest rates, investors are cautioned that duration alone will not predict actual changes in the net asset or market value of the Fund's shares and that actual price movements in the Fund's portfolio may differ significantly from duration-based estimates. Duration differs from maturity in that it takes into account a security's yield, coupon payments and its principal payments in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund's portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio's average duration or maturity. There can be no assurances that the Adviser's assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio's duration or maturity will be successful at any given time.

Mezzanine Investments Risk. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer's capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Structured Notes Risk. Investments in structured notes involve risks, including credit risk and market risk. Where the Fund's investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Non-U.S. Investments. It is expected that the Fund and CLOs may invest in securities of non-U.S. companies and foreign countries. Investing in these securities involves certain considerations not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain or other income (see "Tax Matters"); the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Fund's and the Credit Investments' investment opportunities. In addition, financial statements of foreign issuers are generally governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Moreover, an issuer of securities may be domiciled or may operate in a country other than the country in whose currency the instrument is denominated, thereby increasing the possibility of an adverse impact from currency changes. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other. There is also less regulation, generally, of the securities markets in foreign countries than there is in the United States. In addition, unfavorable changes in foreign currency exchange rates may adversely affect the U.S. dollar values of securities denominated in foreign currencies or traded in non-U.S. markets. The Adviser and the CLO managers may, but are not required to, hedge against such risk, and there is no assurance that any attempted hedge will be successful.

Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global economy, financial markets and the Fund or Credit Investments. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund's or Credit Investment's investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

On January 31, 2020, the United Kingdom (the "UK") formally withdrew from the European Union (the "EU") (commonly referred to as "Brexit"). Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK's future relationship with the EU, the EU and the UK Government signed an agreement on December 30, 2020 regarding the economic relationship between the UK and the EU. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences of Brexit, how future negotiations of trade relations will proceed, and how the financial markets will react to all of the preceding. As this process unfolds, markets may be further disrupted. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Fund's investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

On February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia's actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund's investments.

The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets.

Securities of Other Investment Companies. Securities of other investment companies, including shares of closed-end investment companies, business development companies ("BDCs"), unit investment trusts, open-end investment companies (i.e., mutual funds), exchange-traded funds ("ETFs") and real estate investment trusts ("REITs"), represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. When the Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Certain types of investment companies, such as closed-end investment companies and BDCs, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market at a premium or discount to their NAV.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. The Fund also may be subject to adverse tax consequences to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

Generally, federal securities laws limit the extent to which investment companies can invest in securities of other investment companies, subject to certain statutory, regulatory and other exceptions. For example an investment company is generally prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory or other exceptions. Pursuant to Rule 12d1-1 under the 1940 Act and the conditions set forth therein, the Fund may invest in one or more affiliated or unaffiliated investment companies that operate in compliance with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12(d)(1)(A). The Fund may invest in investment companies managed by the Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder. The Fund may invest in such Rule 2a-7 compliant investment companies for cash management purposes and to serve as collateral for derivatives positions.

In addition, Rule 12d1-4 under the 1940 Act permits an investment company to invest in other investment companies beyond the statutory limits of Section 12(d)(1)(A), subject to certain conditions. Notwithstanding the foregoing, an investment company that is an acquired fund of a registered investment company in reliance on Section 12(d)(1)(G) of the 1940 Act, generally will not be permitted to invest in shares of other investment companies beyond the limits set forth in Section 12(d)(1)(A), other than in the limited circumstances set forth in Rule 12d1-4.

The Fund may invest in unaffiliated underlying funds in reliance on Section 12(d)(1)(F) of the 1940 Act. Section 12(d)(1)(F) provides in pertinent part that issuers of any security purchased by the Fund are not obligated to redeem such security in an amount exceeding 1% of such issuer's total outstanding securities during any period of less than thirty days. As a result, shares of an unaffiliated underlying fund held by the Fund in excess of 1% of the unaffiliated underlying fund's outstanding shares could in certain circumstances be considered illiquid. The liquidity of such excess shares will be considered on a case-by-case basis by the Adviser based on the following factors: (i) the Adviser's knowledge of an unaffiliated underlying fund's section 12(d)(1)(F) redemption practice upon discussion with the unaffiliated underlying fund's investment adviser; (ii) the Fund's past specific redemption experiences with the unaffiliated underlying fund; (iii) the Adviser's evaluation of general market conditions that may affect securities held by the unaffiliated underlying fund; (iv) the Fund's ability to accept a redemption in-kind of portfolio securities from the unaffiliated underlying fund; (v) significant developments involving the unaffiliated underlying fund; and (vi) any other information the Adviser deems relevant.

ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

BDCs are a type of closed-end investment company regulated under the 1940 Act. BDCs generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. Generally, little public information exists for private and thinly traded companies in which a BDC may invest and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. Fund Shareholders will indirectly bear the Fund's proportionate share of any management and other operating expenses, and of any performance based or incentive fees, charged by the BDCs in which the Fund invests, in addition to the fees and expenses that Fund Shareholders directly bear in connection with the Fund's own operations. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount or premium to their net asset value.

Money Market Instruments. The Fund may invest (and during periods of adverse market or economic conditions for defensive purposes, it may invest some or all of its assets) in high quality money market instruments and other short-term obligations, money market mutual funds or repurchase agreements with banks or broker-dealers or may hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. The Fund also may invest in these instruments for liquidity purposes pending allocation of their respective offering proceeds and other circumstances. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Distressed Credits. The Fund and CLOs may invest in securities of domestic and foreign issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. Investments of this type may involve substantial financial and business risks that can result in substantial or at times even total losses. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments also may be adversely affected by state and federal laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability, and the power of the Bankruptcy Court to disallow, reduce, subordinate, or disenfranchise particular claims. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied), or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Credit Investment of the security in respect to which such distribution was made.

Lack of Operating History of Certain Credit Investments

Certain Credit Investments in which the Fund invests may be newly formed entities that have no operating histories. Therefore, the Adviser will not be able to evaluate the past performance of such investment.

Limitations of Prior Performance

Whenever possible, the Adviser will evaluate the past investment performance of CLO managers and their personnel. However, this past investment performance may not be indicative of the future results of an investment in the Credit Investment managed by such manager. Furthermore, CLO managers' trading methods are dynamic and change over time, and thus a manager will not always use the same trading method in the future that was used to compile past performance histories.

Reliance on the Adviser

The Fund's investment program should be evaluated on the basis that there can be no assurance that the Adviser's assessments of Credit Investments and CLO managers, and, in turn, its assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and the Fund's net asset value may decrease.

Investment Focus

The Fund invests substantially all of its assets in Credit Investments. However, various factors, including prevailing market conditions, available investment opportunities, the amount of investable assets, and the timing of investments, may limit the Adviser's ability to invest the Fund's assets in various Credit Investments.

Also, the Adviser cannot guarantee that the Credit Investments will not be concentrated. Credit Investments may target or concentrate their investments in particular markets or sectors. As a result of any such concentration of investments, the portfolios of such Credit Investments are subject to greater volatility than if they had non-concentrated portfolios. Those Credit Investments that target a specific sector will also be subject to the risks of that sector, which may include, but not be limited to, rapid obsolescence of technology, sensitivity to regulatory changes, dependence on the credit markets and access to sufficient capital, minimal barriers to entry, and sensitivity to overall market swings.

The Fund may also be subject to the risk of concentration from individual investment decisions made by the Adviser and the various CLO managers to invest in the same security, industry or sector, thereby increasing the Fund's exposure to such security, industry or sector.

For these and other reasons, the Fund could potentially be focused in a relatively few number of Credit Investments. One risk of having a limited number of investments is that the aggregate returns realized by Shareholders may be substantially adversely affected by the unfavorable performance of a small number of such investments. The portfolio of the Fund may therefore be subject to greater risk than the portfolio of a similar fund that does not focus its investments to the same extent.

Lack of Control Over Credit Investments

The Fund may have no right or power to take part in the management or control of Credit Investments and only limited rights, if any, to vote on matters in respect of Credit Investments. To the extent the Fund's holdings in a Credit Investment afford it no ability to vote on matters relating to the Credit Investment, the Fund will have no say in matters that could adversely affect the Fund's investment in the Credit Investment. Credit Investments may be permitted to distribute securities in kind to investors, including the Fund, and any such securities may be illiquid or difficult to value. In such circumstances, the Adviser may seek to dispose of these securities in a manner that is in the best interests of the Fund.

Financing Arrangements

As a general matter, the banks and dealers that provide financing to some Credit Investments have considerable discretion in setting and changing their margin, haircut, financing, and collateral valuation policies. Changes by banks and dealers in any of the foregoing policies may result in large margin calls, loss of financing and forced liquidations of positions at disadvantageous prices. There can be no assurance that any particular Credit Investment will be able to secure or maintain adequate financing, without which an investment in such Credit Investment may not be a viable investment.

Special Risks of Multi-Tiered Investments

Credit Investments in which the Fund invests generally will not be registered as investment companies under the 1940 Act, and, therefore, the Fund will not have the benefit of various protections afforded by the 1940 Act with respect to its investments in Credit Investments. For example, registered investment companies are subject to various custody and safekeeping provisions designed to protect the companies' assets. Credit Investments are not subject to these provisions and may be subject to a greater risk of loss associated with a failed custody relationship, including as a result of misconduct by a CLO manager. When the Adviser invests the Fund's assets with a Credit Investment, the Fund does not have custody of the assets or control over their investment. Therefore, there is a risk that the CLO manager could divert or abscond with the assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct. The CLO managers with whom the Adviser invests the Fund's assets may be private and have not registered their investment funds or investment advisory operations under federal or state securities laws. This lack of registration, with the attendant lack of regulatory oversight, may enhance the risk of misconduct by the CLO managers.

Although the Adviser expects to receive information from each CLO manager regarding its investment performance and investment strategy on a regular basis, the Adviser may have limited access to the specific underlying holdings of the Credit Investment and little ability to independently verify the information that is provided by the CLO manager. A CLO manager may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. At any given time, the Adviser may not know the composition of a Credit Investment's portfolio with respect to the degree of hedged or directional positions, the extent of concentration risk or exposure to specific markets, industries, sectors or collateral types. In addition, the Adviser may not learn of significant structural changes, such as personnel, manager withdrawals or capital growth, until after the fact.

By investing in Credit Investments indirectly through the Fund, Shareholders bear fees at both the Fund level and the Credit Investment level. Performance-based fees at the Credit Investment level may create an incentive for a CLO manager to make investments that are riskier or more speculative than if the CLO manager had no such interest, because the CLO manager will not bear an analogous portion of depreciation in the value of the relevant Credit Investment's assets if the value of the Credit Investment declines.

Shareholders also bear a proportionate share of the other operating expenses of the Fund (including administrative expenses) and, indirectly, similar expenses of Credit Investments. A Shareholder who meets the conditions imposed by the Credit Investments, including investment minimums that may be considerably higher than the minimum imposed by the Fund, could invest directly with Credit Investments and avoid paying Fund expenses.

Investment decisions of CLO managers are made independently of each other. As a result, at any particular time, one CLO manager may be purchasing securities of an issuer whose securities are being sold by another CLO manager for another CLO. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Since the Fund may be able to make investments in or effect withdrawals from Credit Investments only at certain times, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market or other more liquid securities than it otherwise might wish to invest, the Fund may not be able to withdraw its investment in a Credit Investment promptly after it has made a decision to do so, and the Fund may have to borrow money to enable the Fund to tender for Shares. This may adversely affect the Fund's investment return.

Credit Investments may be permitted to redeem their interests in-kind. Thus, upon the Fund's withdrawal of all or a portion of its interest in a Credit Investment, the Fund may receive securities that are illiquid or difficult to value. In these circumstances, the Fund may seek to dispose of these securities in an appropriate manner.

The Fund may agree to indemnify certain of the Credit Investments and CLO managers from liability, damage, cost or expense arising out of, among other things, certain acts or omissions.

The Credit Investments may, at any time and without notice to the Fund, change their investment objectives, policies or strategies. This may adversely affect the Fund's allocation among investment strategies and may adversely affect the Fund's overall risk. Further, the Fund may not be able to withdraw its investment in such Credit Investment prior to such change(s) taking effect.

Valuations by CLO Managers

With respect to certain Credit Investments in private investment partnerships for which there is no trading market, the value of the Fund's investment must be valued at fair value as determined in good faith by the Adviser. In performing such fair valuation, the Adviser will use a methodology established by its Valuation Procedures. In making a fair value determination, the Adviser may consider valuation information about a Credit Investment provided by a CLO manager. However, CLO managers typically have discretion to determine whether market prices or quotations fairly represent the value of particular assets held by the Credit Investment. As a result, pricing information provided to the Adviser by a CLO manager may not reflect market prices or quotations for the underlying assets held by such Credit Investment. In addition, certain securities in which such Credit Investments invest may not have readily ascertainable market prices. These securities may nevertheless generally be valued by CLO managers, even though they will generally face a conflict of interest in valuing such securities because the values given to the securities will affect the compensation of the managers. In all instances where fair valuation of the Fund's securities is required, the Adviser will make fair value determinations in good faith, subject to Board oversight.

Neither the Adviser nor the Board will be able to confirm independently the accuracy of the valuations provided by certain of the CLO managers. Furthermore, these valuations will typically be estimates only, subject to revision based on the Credit Investment's annual audit. Such revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, because they relate to information available only at the time of the revision, will not affect the amount received from the Fund by Shareholders who tendered their Shares for repurchase and received all of their redemption proceeds prior to such adjustments. As a result, to the extent that such subsequently adjusted valuations from the CLO managers or revisions to net asset value of a Credit Investment adversely affect the net asset value of the Fund, the outstanding Shares will be adversely affected by prior repurchases to the benefit of Shareholders who tendered their Shares for repurchase at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Shares and to the detriment of Investors who previously tendered their Shares for repurchase at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New investors may be affected in a similar way. Revisions to the gain and loss calculations of the Fund will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of the Fund are completed.

Short-Term and Defensive Investments

The Fund will invest its cash reserves in high quality short-term investments. These investments may include money market instruments and other short-term debt obligations, money market mutual funds, and repurchase agreements with banks and broker-dealers. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a significant portion of its assets in these securities or hold cash. This could prevent the Fund from achieving its investment objective.

Market Crisis and Governmental Intervention

The global financial markets continue to be subject to pervasive and fundamental disruptions that have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an "emergency" basis with little or no notice, with the consequence that some market participants' ability to continue to implement certain strategies or manage the risk of their outstanding positions has been suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies.

Legal, tax and regulatory changes could occur that may materially adversely affect the Fund, the Adviser, Credit Investments and CLO managers. For example, the regulatory and tax environment for derivative instruments is changing rapidly, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments and the ability of the Fund and Credit Investments to pursue their trading strategies. Similarly, the regulatory environment for leveraged investors and for alternative funds generally is changing rapidly, and changes in the direct or indirect regulation of leveraged investors or alternative funds, including tax regulation applicable thereto, may materially adversely affect the ability of the Fund and Credit Investments to pursue their investment objectives or strategies. Due to events in the markets over the past several years, and recent legislation, additional regulatory change may occur in the future.

It is impossible to predict with certainty what additional interim or permanent governmental restrictions may be imposed on the markets and/or the effect of such restrictions on the Fund, the Adviser, Credit Investments and CLO managers. Legislation or regulation, which could be substantial and is unpredictable, could pose additional risks and result in material adverse consequences to the Fund and Credit Investments and/or limit potential investment strategies that would have otherwise been used by the Fund and Credit Investments in order to seek to obtain higher returns. There is a high likelihood of significantly increased regulation of the global financial markets, and that such increased regulation could be materially detrimental to the performance of the Fund and Credit Investments.

Legal and Regulatory Changes

Legal and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the Commodity Futures Trading Commission, or the "CFTC," the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect us. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this Prospectus. Thus, any such changes, if they occur, could have a material adverse effect on the Fund's investments and the value of the Fund's NAV.

In addition, the staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact the Fund's ability to implement its investment strategy, or could cause the Fund to take certain actions that may result in an adverse impact on Shareholders or the Fund's financial condition. The Fund is unable at this time to assess the likelihood or timing of any such regulatory development.

Market Disruptions

The Fund and Credit Investments may incur major losses in the event of disrupted markets and other extraordinary events which may affect markets in a way that is not consistent with historical pricing relationships. The risk of loss from a disconnect with historical prices is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund and Credit Investments from their banks, dealers and other counterparties will typically be reduced in disrupted markets. Such a reduction may result in substantial losses to the Fund and Credit Investments. In 1994, in 1998 and again in the so-called "credit crunch" of 2007-2008 a sudden restriction of credit by the dealer community resulted in forced liquidations and major losses for a number of investment vehicles. The "credit crunch" of 2007-2008 has particularly affected investment vehicles focused on credit-related investments. However, because market disruptions and losses in one sector can cause ripple effects in other sectors, during the "credit crunch" of 2007-2008 many investment vehicles suffered heavy losses even though they were not necessarily heavily invested in credit-related investments. In addition, market disruptions caused by unexpected political, military and terrorist events or from may from time to time cause dramatic losses for the Fund and Credit Investments and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Current Market Conditions Risk

Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have historically raised interest rates which may negatively impact the performance of securities held by the Fund. Certain market factors may result in central banks changing their approach in the future. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Fund, and any regulatory changes could adversely impact the Fund's ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund's investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If any geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund's assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Fund. These events, and any other future events, may adversely affect the prices and liquidity of the Fund's investments and could result in disruptions in the trading markets.

Risks of Cyber-Attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Fund, Credit Investments and their service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund, Credit Investments and their service providers use to service their operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Fund, Credit Investments and their service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund, Credit Investments and their service providers, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investment in such companies to lose value. There can be no assurance that the Fund, Credit Investments and their service providers, or the issuers of the securities in which the Fund or a Credit Investment invests will not suffer losses relating to cyber-attacks or other information security breaches in the future. The Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund's positions.

Allocation of Investment Opportunities; 1940 Act Restrictions on Investing

The Fund competes for investments with other investment funds and institutional investors. Certain investors have increasingly begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Some of the Fund's competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund's competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund's competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund's competitors may not be subject to the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund. These factors may make it more difficult for the Fund to achieve its investment objective.

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons) unless SEC relief is available. Among others, affiliated persons of the Fund may include other investment funds managed by the Adviser or its affiliates. The 1940 Act prohibits certain "joint" transactions with the Fund's affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the 1940 Act or other regulatory guidance. Even if the Fund were to be able to rely on such rule or guidance that would permit certain "joint" transactions, the conditions imposed by the SEC staff may preclude the Fund from transactions in which it would otherwise wish to engage. There can be no assurance that the 1940 Act prohibition on certain "joint" transactions or the conditions imposed under the SEC staff rules or guidance with respect to such transactions will not adversely affect the Fund's ability to capitalize on attractive investment opportunities. For example, in some instances, the Fund will not be permitted to co-invest in privately negotiated transactions in which a term other than price is negotiated.

In addition, entering into certain transactions that are not deemed "joint" transactions (for purposes of the 1940 Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the 1940 Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of current or future joint transactions, the Adviser may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.

Conflicts of Interest

Other Activities of the Adviser

There may be numerous potential conflicts of interest between the Adviser or its affiliates (referred to collectively in this section as the "Management Parties") on the one hand, and the Fund on the other hand, and between the Fund and other investment pools and clients managed by the Management Parties, including but not limited to their own accounts and the accounts of family members ("Other Accounts"). Certain investment opportunities may be appropriate for the Fund and the Management Parties and for such Other Accounts. The Management Parties are not obligated to share any investment opportunity with the Fund, although it and those Other Accounts may invest in the opportunity subject to applicable law. There may be circumstances under which the Management Parties will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's assets they commit to such investment. Under some circumstances, if the Management Parties or Other Accounts have significant investments in an investment opportunity, regulation may restrict the Fund's ability to participate in the investment opportunity. There also may be circumstances under which the Management Parties purchase or sell an investment for their Other Accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for one or more Other Accounts. The Management Parties may have interests in Other Accounts they manage which differ from their interests in the Fund and may manage such Other Accounts on terms that are more favorable to them than the terms on which they manage the Fund. In addition, the Management Parties may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are more favorable to the Management Parties than the fees charged to the Investors, thereby creating a financial incentive to favor such Other Accounts.

Subject to applicable regulatory limitations, the Fund may sell any of its investments to the Management Parties or a client of the Management Parties, and the Fund may purchase an investment made by the Management Parties or any such client. In addition, to the extent permitted by applicable law, the Management Parties, in their sole discretion, may from time to time take an active management role in one or more companies in which the Fund invests, directly or indirectly through the Credit Investments, which may give rise to additional conflicts of interest. The Fund may invest in companies or other entities in which the Management Parties (including other clients of the Management Parties) have an investment, and the Management Parties and other clients of the Management Parties may invest in companies or other entities in which the Fund has made an investment, to the extent permitted by applicable law.

In certain instances the conflicts described in this section (or the resolution thereof) may have an adverse impact on the Fund and its ability to achieve its investment objective. Investors will have no right to be informed of such conflicts as they arise or to participate in the resolution of such conflicts.

Other Activities of CLO Managers

Conflicts of interest may arise from the fact that CLO managers and their affiliates generally will be carrying on substantial investment activities for other clients, including other investment funds, in which the Fund will have no interest. CLO managers may have financial incentives to favor certain of such accounts over the Credit Investment. Any of their proprietary accounts and other customer accounts may compete with the Credit Investment for specific trades, or may hold positions opposite to positions maintained on behalf of the Credit Investment. The CLO manager may give advice and recommend securities to, or buy or sell securities for, a Credit Investment in which the Fund has invested, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, other accounts and customers even though their investment objectives may be the same as, or similar to, those of the Fund. CLO managers and their principals, officers, employees, and affiliates may buy and sell securities or other investments for their own accounts and as a result may have actual or potential conflicts of interest with respect to investments made on behalf of the relevant Credit Investment. Positions may be taken by principals, officers, employees, and affiliates of a CLO manager that are the same, different, or made at a different time than positions taken for the relevant Credit Investment. CLO managers may invest, directly or indirectly, in the securities of companies affiliated with the Management Parties or in which the Management Parties have an equity or participation interest. The purchase, holding, and sale of such investments by a CLO manager may enhance the profitability of the Management Parties' own investments in such companies.

Conflict in Valuation of Investments

While pricing information generally is available for certain securities in which the Fund or a Credit Investment may invest, pricing information for other securities in which the Fund or the Credit Investments may invest may not be available, and reliable pricing information may at times not be available from any source. For purposes of calculating the Fund's net asset value, valuation decisions will be made by the Adviser in accordance with the Valuation Procedures based upon such information as is available to it, including information provided by CLO managers and other sources.

Conflicting Interests of Shareholders

The Fund is likely to have a diverse range of Shareholders that may have conflicting interests that stem from differences in investment preferences, tax status and regulatory status. The Adviser will consider the objectives of the Fund when making decisions with respect to the selection, structuring and sale of securities, including Credit Investments. It is inevitable, however, that such decisions may be more beneficial for one investor than for another investor.

Limits of Risk Disclosures

The above discussion is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and the Fund's Statement of Additional Information and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by investors who understand the nature of the investment, do not require liquidity in the investment and can bear the economic risk of the investment.

In addition, as the Fund's investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information provided herein.

Annual Dividend Payment				$ (0.61)
No Public Trading [Text Block]		There is not expected to be any secondary trading market in the Shares.
NAV Per Share				10.33	$ 10
No Trading History [Text Block]		The Fund has limited operating history. There is not expected to be any secondary trading market in the Shares.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Fund's Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this Prospectus forms a part, for a more detailed description of the provisions summarized below.

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund's issuance of an unlimited number of Shares of beneficial interest of each class, no par value per share. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended, and therefore generally will not be personally liable for the Fund's debts or obligations.

The following table sets forth information about the Fund's outstanding Shares as of September 30, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Class F Common shares of beneficial interest, no par value per share	Unlimited	None	1,741,174.565

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee's or officer's duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys' fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be determined by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee's term of office shall continue until the earlier of the election of his or her successor, or his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) with or without cause at any time by a written instrument signed by at least two-thirds (2/3) of the remaining Trustees or at a meeting by action of at least two-thirds (2/3) of the remaining Trustees.

Amendment of Declaration of Trust and Bylaws

Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may amend the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Security Dividends [Text Block]

DISTRIBUTIONS

The Fund intends to qualify each year as a RIC under the Code. As a RIC, the Fund generally pays no federal income tax on the income and gains it distributes. Each shareholder of the Fund is entitled to its share of the Fund's distributions of net investment income and net realized capital gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as "distributions."

The Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Fund realizes capital gains or losses whenever it sells securities. Net realized capital gains are distributed to shareholders as "capital gain distributions." Distributions from the Fund's net investment income, including net short-term capital gains, if any, are taxable to shareholders as ordinary income. Any long-term capital gains distributions a shareholder receives from the Fund are taxable as long-term capital gain.

Net investment income, if any, are typically distributed to shareholders monthly, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Code. In addition, the Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period. If the Fund so elects, some portion of each distribution may result in a return of capital, which, for tax purposes, is treated as a return of a shareholder's investment in Shares.

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 30 days prior to a distribution, the request will be effective only with respect to distributions after the 30-day period. A Shareholder whose Shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder's behalf.

A Shareholder may elect to (a) reinvest both dividends and capital gain distributions; (b) receive dividends in cash and reinvest capital gain distributions; or (c) receive both dividends and capital gain distributions in cash.

Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.

Shares will be issued pursuant to the DRIP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment, but the Service Fee will be charged where applicable. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the DRIP at any time. Any expenses of the DRIP will be borne by the Fund. The reinvestment of dividends and distributions pursuant to the DRIP will increase the Fund's net assets on which the Management Fee is payable to the Adviser.

Security Liquidation Rights [Text Block]

DISSOLUTION AND LIQUIDATION

The Fund may be dissolved upon approval of a majority of the Trustees. Upon the liquidation of the Fund, its assets will be distributed first to satisfy (whether by payment or the making of a reasonable provision for payment) the debts, liabilities and obligations of the Fund, including actual or anticipated liquidation expenses, other than debts, liabilities or obligations to Shareholders, and then to the Shareholders proportionately in accordance with the amount of Shares that they own. Assets may be distributed in-kind on a proportionate basis if the Board determines that the distribution of assets in-kind would be in the interests of the Shareholders in facilitating an orderly liquidation.

Security Liabilities [Text Block]

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee's or officer's duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys' fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Class F Common shares of beneficial interest, no par value per share	Unlimited	None	1,741,174.565

Outstanding Security, Title [Text Block]			Class F Common shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,741,174.565
Class F [Member] | New Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Fund Risk

There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund's liquidation may not be favorable to a shareholder.

Class F [Member] | Limited Right To Vote And No Right To Participate In Management Of Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Right to Vote and No Right to Participate in Management of the Fund

Investors will have no right or power to take part in the management or control of the Fund and will have extremely limited rights to vote on matters in respect of the Fund. Investors will not receive the detailed financial information that is available to the Adviser with respect to the Fund's investments. Accordingly, no person should purchase Shares in the Fund unless such person is willing to entrust all aspects of the Fund's management to the Board and the Adviser.

Class F [Member] | Reliance On Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Management

The Fund invests substantially all of its assets in a broad universe of Credit Investments. Investment decisions will be made for the Fund by the Adviser under the supervision of the Board. The success of the Fund will depend on the ability of the Adviser to identify suitable investments. There can be no assurance that the current personnel of the Adviser will continue to be associated with the Adviser for any length of time. The loss of the services of one or more employees of the Adviser could have an adverse impact on the Fund's ability to realize its investment objective.

Class F [Member] | Changes To Investment Objective Policies And Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes to Investment Objective, Policies, and Restrictions

The investment objective of the Fund is non-fundamental and may be changed by the Board. Except as otherwise stated in this Prospectus or in the Fund's Statement of Additional Information, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board. The Fund generally intends to provide notice to Shareholders of any material change to the investment objective, policies and restrictions of the Fund. It is possible that Shareholders will not be able to exit the Fund before changes take effect.

Class F [Member] | Repurchase Program Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Program Risks

As described under "Share Repurchase Program," the Fund is an "interval fund" and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund's Shareholders, and generally are funded from available cash, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund's expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund's investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Certain Shareholders, including the Adviser or its affiliates, may from time to time own or control a significant percentage of the Fund's Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See "Share Repurchase Program."

Class F [Member] | Failure To Achieve Investment Objective [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Achieve Investment Objective

There can be no assurance that the Fund will achieve its investment objective. The Adviser's assessment of the short-term or long-term prospects of various Credit Investments may not prove accurate. No assurance can be given that any investment or trading strategy implemented by the Fund or those Credit Investments in which the Fund invests will be successful. Furthermore, because of the speculative nature of the investments and trading strategies of certain of the Credit Investments, there is a risk that the Fund may suffer a significant or complete loss of its invested capital in one or more Credit Investments, and that consequently Shareholders may suffer a significant or complete loss of their invested capital in the Fund.

Class F [Member] | General Economic And Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions

The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund and Credit Investments. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

The market value of the Fund's investments may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions or industry or economic trends or developments may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in money policy, increases or decreases in interest rates, war, acts of terrorism, recessions, or other actual or perceived factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder repurchases, and other adverse effects that could negatively impact the Fund's performance. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to the outbreak of COVID-19.

Class F [Member] | Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Strategy Risk

The Fund is subject to strategy risk. Strategy risk is associated with the failure or deterioration of an entire strategy (such that most or all CLOs and/or CLO managers in the strategy suffer significant losses). Strategy specific losses can result from excessive concentration by CLO managers in the same investment or broad events that adversely affect particular strategies (e.g., illiquidity within a given market). Many of the strategies employed by the CLO managers are speculative and involve substantial risk of loss.

Class F [Member] | Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund may invest a significant portion of its assets in non-publicly traded securities. As a result, although the Fund expects that some of its investments may trade on public or private secondary marketplaces, a market value for its Credit Investments will typically not be readily determinable. Under the 1940 Act, for the Fund's investments for which there are no readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded, the Adviser will value such securities at fair value as determined by the Adviser in good faith in accordance with the Adviser's valuation procedures ("Valuation Procedures"). While the Board retains ultimate authority as to the appropriate valuation of each such investment, the Board has appointed the Adviser as the Fund's valuation designee to make fair value determinations. The Adviser may utilize the services of an independent pricing service, which prepares valuations for each of the Fund's portfolio investments that are not publicly traded or for which the Fund does not have readily available market quotations. The Adviser may also seek to fair value securities with valuations from at least one independent broker or dealer. Because fair valuations are inherently uncertain and may be based on estimates, the determinations of fair value for certain securities may differ materially from the values that would be assessed if a readily available market quotation for these securities existed.

Class F [Member] | Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

The Fund is classified as a "non-diversified" investment company under the 1940 Act, although it is diversified for purposes of the Code. An investment company classified as "diversified" under the 1940 Act is subject to certain limitations with respect to the value of the company's assets invested in particular issuers. As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

Class F [Member] | Risks Of Securities Activities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Securities Activities

All securities investing and trading activities involve the risk of loss of capital. While the Adviser will attempt to manage these risks, there can be no assurance that the Fund's investment activities will be successful or that Shareholders will not suffer losses. The following discussion sets forth some of the more significant risks associated with the styles of investing of the Fund and the underlying Credit Investments:

Class F [Member] | Risks of Investing in CLOs
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in CLOs

Indirect Investments in Senior Secured Loans. The Fund may obtain exposure to underlying senior secured loans through its investments in CLOs, but may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.

In addition, the portfolios of certain CLOs in which the Fund invests may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors' actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which the Fund may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.

Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which the Fund invests. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower's financial condition. Accordingly, to the extent that the CLOs that the Fund invests in hold covenant-lite loans, the Fund's CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Risk of Investing in CLO Securities and Other Credit Investments. The Fund's investments may consist primarily of CLO securities, and the Fund may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. The Fund and other investors in CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of the Fund's investment strategy, and scheduled payments to junior tranches have a priority in right of payment to equity tranches.

CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including collateralized bond obligations ("CBOs") and equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage related securities and trust preferred securities. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.

In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund's investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the Fund may target. In addition, CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security's priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.

Risk of Investing in Primary CLO Market. Between the pricing date and the effective date of a CLO, the CLO manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the CLO manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO equity and debt investors to receive less than face value of their investment.

Lack of Diversification Among CLO Securities. The Fund's portfolio may hold investments in a limited number of CLO securities. Beyond the asset diversification requirements associated with the Fund's qualification as a RIC under the Code, the Fund does not have fixed guidelines or limitations on the ability to invest in any one CLO, and the Fund's investments may be made in relatively few CLO securities. If the Fund invests in a relatively small number of CLOs, it is more susceptible to risk of loss if one or more of the CLOs in which it is invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns the Fund realizes may be significantly adversely affected if a small number of investments perform poorly or if the Fund needs to write down the value of any one investment. The Fund may also invest in multiple CLOs managed by the same CLO manager, thereby increasing the Fund's risk of loss in the event the CLO manager were to fail, experience the loss of key portfolio management employees or sell its business.

Risk of Failure to Maintain a Broad Range of Underlying Obligors Across the CLOs. The Fund may be subject to focused investment risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent the Fund invests in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on the CLO investments occurring together.

Risk of Underlying CLO's Failure to Satisfy Certain Tests. The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments the Fund, as holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund's investment performance.

Negative Loan Ratings Migration Risk. Per the terms of a CLO's indenture, assets rated "CCC+" or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO's overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the CLO equity and junior debt tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on the Fund's NAV and cash flows.

Risk of Additional Expenses Through the Fund's Investments in CLOs and Other Investment Vehicles. The Fund invests in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, and, to the extent the Fund so invests, will bear its ratable share of a CLO's or any such investment vehicle's expenses, including management and performance fees.

Risk of Reduced Transparency in CLO Investments. The Fund invests primarily in equity and debt tranches of CLOs and other related investments. Generally, there may be less information available to the Fund regarding the collateral held by such CLOs than if the Fund had invested directly in the debt of the underlying obligors. As a result, the Fund does not know the details of the collateral of the CLOs in which it invests or receive the reports issued with respect to such CLO. In addition, none of the information contained in certain monthly reports nor any other financial information furnished to the Fund as a noteholder in a CLO is audited and reported upon, nor is an opinion expressed, by an independent public accountant. The Fund's CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.

CLO Investments Involve Complex Documentation and Accounting Considerations. CLOs and other structured finance securities in which the Fund invests are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.

The accounting and tax implications of the CLO investments that the Fund makes are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, or "GAAP," based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within the Fund's fiscal year, even though the investments are generating cash flow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cash flows are reflected in a constant yield to maturity.

CLO Manager Risk. The Fund relies on CLO managers to administer and review the portfolios of collateral they manage. The actions of the CLO managers may significantly affect the return on the Fund's investments; however, the Fund, as an investor of the CLO, typically does not have any direct contractual relationship with the managers of the CLOs in which it invests. The ability of each CLO manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on the Fund's investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund will also rely on CLO managers to act in the best interests of a CLO it manages; however, such CLO managers are subject to fiduciary duties owed to other classes of notes besides those in which the Fund invests; therefore, there can be no assurance that the CLO managers will always act in the best interest of the class or classes of notes in which the Fund invested. If any CLO manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of the Fund's investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO manager, the Fund may not be incentivized to pursue actions against the CLO manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to the Fund as an investor in the CLO. In addition, to the extent the Fund invests in CLO equity, liabilities incurred by the CLO manger to third parties may be borne by the Fund to the extent the CLO is required to indemnify its CLO manager for such liabilities.

In addition, the CLOs in which the Fund invests are generally not registered as investment companies under the 1940 Act. As an investor in these CLOs, the Fund is not afforded the protections that stockholders in an investment company registered under the 1940 Act would have.

CLO Manager Key Personnel Risk. Given that the Fund invests in CLO securities issued by CLOs which may be managed by unaffiliated CLO managers, the Fund is dependent on the skill and expertise of such managers. The Adviser's ability to analyze and diligence potential CLO managers differentiates its approach to investing in CLO securities. However, the Fund cannot assure you that, for any CLO it invests in, the CLO manager in place when it invests in such CLO securities will continue to manage such CLO through the life of its investment. CLO managers are subject to removal or replacement by other holders of CLO securities without its consent, and may also voluntarily resign as CLO manager or assign their role as CLO manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager's role will not adversely affect the returns on the CLO securities in which the Fund invests.

Risk of Special Anti-Deferral Provisions in CLO Securities. Some of the CLOs in which the Fund invests may constitute "passive foreign investment companies," or "PFICs." If the Fund acquires interests treated as equity for U.S. federal income tax purposes in PFICs (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), the Fund may be subject to federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund or to its Shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFIC's income for each tax year regardless of whether it receives any distributions from such PFIC. The Fund must nonetheless distribute such income to maintain its status as a RIC. Treasury Regulations generally treat the Fund's income inclusion with respect to a PFIC with respect to which the Fund made a qualified electing fund, or "QEF," election, as qualifying income for purposes of determining the Fund's ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund's business of investing in stock, securities, or currencies. As such, the Fund may be restricted in its ability to make QEF elections with respect to its holdings in issuers that could be treated as PFICs in order to ensure its continued qualification as a RIC and/or maximize the Fund's after-tax return from these investments.

If the Fund is required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, the Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Risk of Underlying CLO's Tax Status. Each CLO in which the Fund invests will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines or the IRS, otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.

Risk of Underlying CLO's Failure to Comply with Certain U.S. Tax Disclosure Requirements. The U.S. Foreign Account Tax Compliance Act provisions of the Code, or "FATCA" imposes a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to equity and junior debt holders in such CLO, which could materially and adversely affect the fair value of the CLO's securities, the Fund's investment performance.

Risk of Increased Competition in the Market or a Decrease in New CLO Issuances. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While the Fund cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, the Fund can offer no assurances that it will deploy all of its capital in a timely manner or at all. Prospective investors should understand that the Fund may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to it.

Class F [Member] | Other Risks Of Investing In Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Risks of Investing in Credit Investments

Warehouse Investment Risk. In connection with its investments in CLOs and Credit Investments, the Fund may also invest in interests in warehousing facilities. Warehouses, or warehousing facilities, are financing structures created prior to and in anticipation of CLO closings and issuing securities and are intended to aggregate direct loans, corporate loans, and/or other debt obligations that may be used to form the basis of CLO vehicles. To finance the acquisition of a warehouse's assets, a financing facility (a "Warehouse Facility") is often opened by (i) the entity or affiliates of the entity that will become the CLO manager of the CLO upon its closing and/or (ii) third-party investors that may or may not invest in the CLO. The period from the date that a warehouse is opened and asset accumulation begins to the date that the CLO closes is commonly referred to as the "warehousing period." In practice, investments in warehouses ("Warehouse Investments") are structured in a variety of legal forms, including subscriptions for equity interests or subordinated debt investments in special purpose vehicles that obtain a Warehouse Facility secured by the assets acquired in anticipation of a CLO closing.

A Warehouse Investment generally bears the risk that (i) the warehoused assets (typically senior secured corporate loans) will drop in value during the warehousing period, (ii) certain of the warehoused assets default or for another reason are not permitted to be included in a CLO and a loss is incurred upon their disposition, and (iii) the anticipated CLO is delayed past the maturity date of the related Warehouse Facility or does not close at all, and, in either case, losses are incurred upon disposition of all of the warehoused assets. In the case of (iii), a particular CLO may not close for many reasons, including as a result of a market-wide material adverse change, a manager-related material adverse change or the discretion of the manager or the underwriter.

There can be no assurance that a CLO related to Warehouse Investments will be consummated. In the event a planned CLO is not consummated, investors in a warehouse (which may include the Fund) may be responsible for either holding or disposing of the warehoused assets. Because leverage is typically used in warehouses, the potential risk of loss may be increased for the owners of Warehouse Investments. This could expose the Fund to losses, including in some cases a complete loss of all capital invested in a Warehouse Investment.

The Warehouse Investments represent leveraged investments in the underlying assets of a warehouse. Therefore, the value of a Warehouse Investment is often affected by, among other things, (i) changes in the market value of the underlying assets of the warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the warehouse; and (iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the leveraged nature of a Warehouse Investment, a significant portion (and in some circumstances all) of the Warehouse Investments made by the Fund may not be repaid

Illiquid Investments. The Fund and CLOs may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The market prices, if any, for such securities tend to be volatile and the Fund and CLO managers may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The Fund's and CLOs' investments in illiquid securities may reduce the returns of the Fund and the Credit Investments, respectively, because they may be unable to sell the illiquid securities at an advantageous time or price. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time-to-time.

In addition, the securities issued by CLOs generally offer less liquidity than other investment grade or high-yield corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that the Fund may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, the Fund's ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent the Fund from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.

Loan Participations and Assignments. The Fund and CLOs may purchase loan participations and assignments. Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Fund or the Credit Investment derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund or the Credit Investment may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund or the Credit Investment had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund and the Credit Investment may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower), so that the Fund and the Credit Investment may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When the Fund or the Credit Investment purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund and the Credit Investment may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be illiquid investments, which are subject to the risk described above.

Fixed-Income Securities. The Fund and CLOs may invest in fixed-income securities, which are obligations of the issuer to make payments of principal and/or interest on future dates, and include, among other securities: bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or by a foreign government; and municipal securities. These securities may pay fixed, variable, or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity (i.e., market risk).

Credit Risk; Lower-Rated Securities Risk. The Fund and CLOs may invest in both investment grade and non-investment grade debt securities and investment grade and below investment grade equity and debt securities of CLOs. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO") in one of the four highest rating categories or, if not rated by any NRSRO, have been determined to be of comparable quality. Non-investment grade debt securities (commonly referred to as "junk bonds") are securities that have received a rating from a NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for the Fund to sell these securities, or the Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, the Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating the Fund's NAV. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. If the Fund experiences significant repurchases, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the Fund's exposure to the risks of high yield securities.

Lower-rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's NAV.

High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

There may be little trading in the secondary market for particular bonds, which may adversely affect the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market. The Fund may purchase debt securities (such as zero coupon securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and is therefore subject to the distribution requirements applicable to RICs under Subchapter M of the Code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Interest Rate Risk. The market value of bonds and other fixed income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates, which will likely drive down bond prices. The magnitude of these fluctuations in the market price of bonds and other fixed income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund's investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund's NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Fund's management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the "full faith and credit" of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed income securities, government-guaranteed securities will fluctuate in value when interest rates change.

The Fund's possible use of leverage, including through the use of instruments such as reverse repurchase agreements, will tend to increase the Fund's interest rate risk. The Fund may utilize certain strategies, including taking positions in futures or swaps, for the purpose of reducing the interest rate sensitivity of fixed income securities held by the Fund and decreasing the Fund's exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful or that any hedges that the Fund may establish will perfectly correlate with movements in interest rates.

The Fund and CLOs may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Fund also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund's Shares.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund or a Credit Investment is called for redemption or conversion, the Fund or Credit Investment could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields that are higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities. The Fund and Credit Investments may purchase convertible securities of all ratings, as well as unrated securities.

Preferred Securities. The Fund and CLOs may invest in trust preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, traditional preferred stock, contingent-capital securities, hybrid securities (which have characteristics of both equity and fixed-income instruments) and public income notes. Preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature in that they have no maturity dates or have stated maturity dates.

Synthetic Investments Risk. The Fund and CLOs may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with directly or indirectly holding senior secured loans and high-yield debt securities, with respect to synthetic strategy, the Fund or CLO managers will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. The Fund or CLO manager generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Fund will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, The Fund or CLO manager may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, The Fund and Credit Investments will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subject us to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.

Prepayment Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund's income and distributions to shareholders. This is known as prepayment or "call" risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met ("call protection"). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio's current earnings rate. With respect to CLOs, as part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO's covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow that the CLO manager is able to achieve. The investment tests may incentivize a CLO manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce the Fund's return on investment and may have a negative effect on the fair value of its assets and the market value of its securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO's securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche, who can direct a call or refinancing of a CLO, causing such CLO's outstanding CLO debt securities to be repaid at par earlier than expected. There can be no assurance that the Fund will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Duration and Maturity Risk. The Fund has no set policy regarding portfolio maturity or duration of the fixed income securities it may hold. The Adviser may seek to adjust the portfolio's duration or maturity based on its assessment of current and projected market conditions and all factors that the Adviser deems relevant. In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument's expected principal and interest payments. Specifically, duration measures the anticipated percentage change in NAV that is expected for every percentage point change in interest rates. The two have an inverse relationship. Duration can be a useful tool to estimate anticipated price changes to a fixed pool of income securities associated with changes in interest rates. For example, a duration of five years means that a 1% decrease in interest rates will increase the NAV of the portfolio by approximately 5%; if interest rates increase by 1%, the NAV will decrease by 5%. However, in a managed portfolio of fixed income securities having differing interest or dividend rates or payment schedules, maturities, redemption provisions, call or prepayment provisions and credit qualities, actual price changes in response to changes in interest rates may differ significantly from a duration-based estimate at any given time. Actual price movements experienced by a portfolio of fixed income securities will be affected by how interest rates move (i.e., changes in the relationship of long-term interest rates to short-term interest rates and in the relationship of interest rates for highly rated securities and rates for below investment grade securities), the magnitude of any move in interest rates, actual and anticipated prepayments of principal through call or redemption features, the extension of maturities through restructuring, the sale of securities for portfolio management purposes, the reinvestment of proceeds from prepayments on and from sales of securities, and credit quality-related considerations whether associated with financing costs to lower credit quality borrowers or otherwise, as well as other factors. Accordingly, while duration maybe a useful tool to estimate potential price movements in relation to changes in interest rates, investors are cautioned that duration alone will not predict actual changes in the net asset or market value of the Fund's shares and that actual price movements in the Fund's portfolio may differ significantly from duration-based estimates. Duration differs from maturity in that it takes into account a security's yield, coupon payments and its principal payments in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund's portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio's average duration or maturity. There can be no assurances that the Adviser's assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio's duration or maturity will be successful at any given time.

Mezzanine Investments Risk. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer's capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Structured Notes Risk. Investments in structured notes involve risks, including credit risk and market risk. Where the Fund's investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Non-U.S. Investments. It is expected that the Fund and CLOs may invest in securities of non-U.S. companies and foreign countries. Investing in these securities involves certain considerations not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain or other income (see "Tax Matters"); the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Fund's and the Credit Investments' investment opportunities. In addition, financial statements of foreign issuers are generally governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Moreover, an issuer of securities may be domiciled or may operate in a country other than the country in whose currency the instrument is denominated, thereby increasing the possibility of an adverse impact from currency changes. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other. There is also less regulation, generally, of the securities markets in foreign countries than there is in the United States. In addition, unfavorable changes in foreign currency exchange rates may adversely affect the U.S. dollar values of securities denominated in foreign currencies or traded in non-U.S. markets. The Adviser and the CLO managers may, but are not required to, hedge against such risk, and there is no assurance that any attempted hedge will be successful.

Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global economy, financial markets and the Fund or Credit Investments. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund's or Credit Investment's investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

On January 31, 2020, the United Kingdom (the "UK") formally withdrew from the European Union (the "EU") (commonly referred to as "Brexit"). Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK's future relationship with the EU, the EU and the UK Government signed an agreement on December 30, 2020 regarding the economic relationship between the UK and the EU. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences of Brexit, how future negotiations of trade relations will proceed, and how the financial markets will react to all of the preceding. As this process unfolds, markets may be further disrupted. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Fund's investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

On February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia's actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund's investments.

The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets.

Securities of Other Investment Companies. Securities of other investment companies, including shares of closed-end investment companies, business development companies ("BDCs"), unit investment trusts, open-end investment companies (i.e., mutual funds), exchange-traded funds ("ETFs") and real estate investment trusts ("REITs"), represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. When the Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Certain types of investment companies, such as closed-end investment companies and BDCs, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market at a premium or discount to their NAV.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. The Fund also may be subject to adverse tax consequences to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

Generally, federal securities laws limit the extent to which investment companies can invest in securities of other investment companies, subject to certain statutory, regulatory and other exceptions. For example an investment company is generally prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory or other exceptions. Pursuant to Rule 12d1-1 under the 1940 Act and the conditions set forth therein, the Fund may invest in one or more affiliated or unaffiliated investment companies that operate in compliance with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12(d)(1)(A). The Fund may invest in investment companies managed by the Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder. The Fund may invest in such Rule 2a-7 compliant investment companies for cash management purposes and to serve as collateral for derivatives positions.

In addition, Rule 12d1-4 under the 1940 Act permits an investment company to invest in other investment companies beyond the statutory limits of Section 12(d)(1)(A), subject to certain conditions. Notwithstanding the foregoing, an investment company that is an acquired fund of a registered investment company in reliance on Section 12(d)(1)(G) of the 1940 Act, generally will not be permitted to invest in shares of other investment companies beyond the limits set forth in Section 12(d)(1)(A), other than in the limited circumstances set forth in Rule 12d1-4.

The Fund may invest in unaffiliated underlying funds in reliance on Section 12(d)(1)(F) of the 1940 Act. Section 12(d)(1)(F) provides in pertinent part that issuers of any security purchased by the Fund are not obligated to redeem such security in an amount exceeding 1% of such issuer's total outstanding securities during any period of less than thirty days. As a result, shares of an unaffiliated underlying fund held by the Fund in excess of 1% of the unaffiliated underlying fund's outstanding shares could in certain circumstances be considered illiquid. The liquidity of such excess shares will be considered on a case-by-case basis by the Adviser based on the following factors: (i) the Adviser's knowledge of an unaffiliated underlying fund's section 12(d)(1)(F) redemption practice upon discussion with the unaffiliated underlying fund's investment adviser; (ii) the Fund's past specific redemption experiences with the unaffiliated underlying fund; (iii) the Adviser's evaluation of general market conditions that may affect securities held by the unaffiliated underlying fund; (iv) the Fund's ability to accept a redemption in-kind of portfolio securities from the unaffiliated underlying fund; (v) significant developments involving the unaffiliated underlying fund; and (vi) any other information the Adviser deems relevant.

ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

BDCs are a type of closed-end investment company regulated under the 1940 Act. BDCs generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. Generally, little public information exists for private and thinly traded companies in which a BDC may invest and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. Fund Shareholders will indirectly bear the Fund's proportionate share of any management and other operating expenses, and of any performance based or incentive fees, charged by the BDCs in which the Fund invests, in addition to the fees and expenses that Fund Shareholders directly bear in connection with the Fund's own operations. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount or premium to their net asset value.

Money Market Instruments. The Fund may invest (and during periods of adverse market or economic conditions for defensive purposes, it may invest some or all of its assets) in high quality money market instruments and other short-term obligations, money market mutual funds or repurchase agreements with banks or broker-dealers or may hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. The Fund also may invest in these instruments for liquidity purposes pending allocation of their respective offering proceeds and other circumstances. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Distressed Credits. The Fund and CLOs may invest in securities of domestic and foreign issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. Investments of this type may involve substantial financial and business risks that can result in substantial or at times even total losses. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments also may be adversely affected by state and federal laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability, and the power of the Bankruptcy Court to disallow, reduce, subordinate, or disenfranchise particular claims. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied), or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Credit Investment of the security in respect to which such distribution was made.

Class F [Member] | Lack Of Operating History Of Certain Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Operating History of Certain Credit Investments

Certain Credit Investments in which the Fund invests may be newly formed entities that have no operating histories. Therefore, the Adviser will not be able to evaluate the past performance of such investment.

Class F [Member] | Limitations Of Prior Performance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations of Prior Performance

Whenever possible, the Adviser will evaluate the past investment performance of CLO managers and their personnel. However, this past investment performance may not be indicative of the future results of an investment in the Credit Investment managed by such manager. Furthermore, CLO managers' trading methods are dynamic and change over time, and thus a manager will not always use the same trading method in the future that was used to compile past performance histories.

Class F [Member] | Reliance On Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Adviser

The Fund's investment program should be evaluated on the basis that there can be no assurance that the Adviser's assessments of Credit Investments and CLO managers, and, in turn, its assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and the Fund's net asset value may decrease.

Class F [Member] | Investment Focus [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Focus

The Fund invests substantially all of its assets in Credit Investments. However, various factors, including prevailing market conditions, available investment opportunities, the amount of investable assets, and the timing of investments, may limit the Adviser's ability to invest the Fund's assets in various Credit Investments.

Also, the Adviser cannot guarantee that the Credit Investments will not be concentrated. Credit Investments may target or concentrate their investments in particular markets or sectors. As a result of any such concentration of investments, the portfolios of such Credit Investments are subject to greater volatility than if they had non-concentrated portfolios. Those Credit Investments that target a specific sector will also be subject to the risks of that sector, which may include, but not be limited to, rapid obsolescence of technology, sensitivity to regulatory changes, dependence on the credit markets and access to sufficient capital, minimal barriers to entry, and sensitivity to overall market swings.

The Fund may also be subject to the risk of concentration from individual investment decisions made by the Adviser and the various CLO managers to invest in the same security, industry or sector, thereby increasing the Fund's exposure to such security, industry or sector.

For these and other reasons, the Fund could potentially be focused in a relatively few number of Credit Investments. One risk of having a limited number of investments is that the aggregate returns realized by Shareholders may be substantially adversely affected by the unfavorable performance of a small number of such investments. The portfolio of the Fund may therefore be subject to greater risk than the portfolio of a similar fund that does not focus its investments to the same extent.

Class F [Member] | Lack Of Control Over Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control Over Credit Investments

The Fund may have no right or power to take part in the management or control of Credit Investments and only limited rights, if any, to vote on matters in respect of Credit Investments. To the extent the Fund's holdings in a Credit Investment afford it no ability to vote on matters relating to the Credit Investment, the Fund will have no say in matters that could adversely affect the Fund's investment in the Credit Investment. Credit Investments may be permitted to distribute securities in kind to investors, including the Fund, and any such securities may be illiquid or difficult to value. In such circumstances, the Adviser may seek to dispose of these securities in a manner that is in the best interests of the Fund.

Class F [Member] | Financing Arrangements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financing Arrangements

As a general matter, the banks and dealers that provide financing to some Credit Investments have considerable discretion in setting and changing their margin, haircut, financing, and collateral valuation policies. Changes by banks and dealers in any of the foregoing policies may result in large margin calls, loss of financing and forced liquidations of positions at disadvantageous prices. There can be no assurance that any particular Credit Investment will be able to secure or maintain adequate financing, without which an investment in such Credit Investment may not be a viable investment.

Class F [Member] | Special Risks Of Multi Tiered Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks of Multi-Tiered Investments

Credit Investments in which the Fund invests generally will not be registered as investment companies under the 1940 Act, and, therefore, the Fund will not have the benefit of various protections afforded by the 1940 Act with respect to its investments in Credit Investments. For example, registered investment companies are subject to various custody and safekeeping provisions designed to protect the companies' assets. Credit Investments are not subject to these provisions and may be subject to a greater risk of loss associated with a failed custody relationship, including as a result of misconduct by a CLO manager. When the Adviser invests the Fund's assets with a Credit Investment, the Fund does not have custody of the assets or control over their investment. Therefore, there is a risk that the CLO manager could divert or abscond with the assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct. The CLO managers with whom the Adviser invests the Fund's assets may be private and have not registered their investment funds or investment advisory operations under federal or state securities laws. This lack of registration, with the attendant lack of regulatory oversight, may enhance the risk of misconduct by the CLO managers.

Although the Adviser expects to receive information from each CLO manager regarding its investment performance and investment strategy on a regular basis, the Adviser may have limited access to the specific underlying holdings of the Credit Investment and little ability to independently verify the information that is provided by the CLO manager. A CLO manager may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. At any given time, the Adviser may not know the composition of a Credit Investment's portfolio with respect to the degree of hedged or directional positions, the extent of concentration risk or exposure to specific markets, industries, sectors or collateral types. In addition, the Adviser may not learn of significant structural changes, such as personnel, manager withdrawals or capital growth, until after the fact.

By investing in Credit Investments indirectly through the Fund, Shareholders bear fees at both the Fund level and the Credit Investment level. Performance-based fees at the Credit Investment level may create an incentive for a CLO manager to make investments that are riskier or more speculative than if the CLO manager had no such interest, because the CLO manager will not bear an analogous portion of depreciation in the value of the relevant Credit Investment's assets if the value of the Credit Investment declines.

Shareholders also bear a proportionate share of the other operating expenses of the Fund (including administrative expenses) and, indirectly, similar expenses of Credit Investments. A Shareholder who meets the conditions imposed by the Credit Investments, including investment minimums that may be considerably higher than the minimum imposed by the Fund, could invest directly with Credit Investments and avoid paying Fund expenses.

Investment decisions of CLO managers are made independently of each other. As a result, at any particular time, one CLO manager may be purchasing securities of an issuer whose securities are being sold by another CLO manager for another CLO. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Since the Fund may be able to make investments in or effect withdrawals from Credit Investments only at certain times, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market or other more liquid securities than it otherwise might wish to invest, the Fund may not be able to withdraw its investment in a Credit Investment promptly after it has made a decision to do so, and the Fund may have to borrow money to enable the Fund to tender for Shares. This may adversely affect the Fund's investment return.

Credit Investments may be permitted to redeem their interests in-kind. Thus, upon the Fund's withdrawal of all or a portion of its interest in a Credit Investment, the Fund may receive securities that are illiquid or difficult to value. In these circumstances, the Fund may seek to dispose of these securities in an appropriate manner.

The Fund may agree to indemnify certain of the Credit Investments and CLO managers from liability, damage, cost or expense arising out of, among other things, certain acts or omissions.

The Credit Investments may, at any time and without notice to the Fund, change their investment objectives, policies or strategies. This may adversely affect the Fund's allocation among investment strategies and may adversely affect the Fund's overall risk. Further, the Fund may not be able to withdraw its investment in such Credit Investment prior to such change(s) taking effect.

Class F [Member] | Valuations by CLO Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations by CLO Managers

With respect to certain Credit Investments in private investment partnerships for which there is no trading market, the value of the Fund's investment must be valued at fair value as determined in good faith by the Adviser. In performing such fair valuation, the Adviser will use a methodology established by its Valuation Procedures. In making a fair value determination, the Adviser may consider valuation information about a Credit Investment provided by a CLO manager. However, CLO managers typically have discretion to determine whether market prices or quotations fairly represent the value of particular assets held by the Credit Investment. As a result, pricing information provided to the Adviser by a CLO manager may not reflect market prices or quotations for the underlying assets held by such Credit Investment. In addition, certain securities in which such Credit Investments invest may not have readily ascertainable market prices. These securities may nevertheless generally be valued by CLO managers, even though they will generally face a conflict of interest in valuing such securities because the values given to the securities will affect the compensation of the managers. In all instances where fair valuation of the Fund's securities is required, the Adviser will make fair value determinations in good faith, subject to Board oversight.

Neither the Adviser nor the Board will be able to confirm independently the accuracy of the valuations provided by certain of the CLO managers. Furthermore, these valuations will typically be estimates only, subject to revision based on the Credit Investment's annual audit. Such revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, because they relate to information available only at the time of the revision, will not affect the amount received from the Fund by Shareholders who tendered their Shares for repurchase and received all of their redemption proceeds prior to such adjustments. As a result, to the extent that such subsequently adjusted valuations from the CLO managers or revisions to net asset value of a Credit Investment adversely affect the net asset value of the Fund, the outstanding Shares will be adversely affected by prior repurchases to the benefit of Shareholders who tendered their Shares for repurchase at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Shares and to the detriment of Investors who previously tendered their Shares for repurchase at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New investors may be affected in a similar way. Revisions to the gain and loss calculations of the Fund will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of the Fund are completed.

Class F [Member] | Short Term And Defensive Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short-Term and Defensive Investments

The Fund will invest its cash reserves in high quality short-term investments. These investments may include money market instruments and other short-term debt obligations, money market mutual funds, and repurchase agreements with banks and broker-dealers. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a significant portion of its assets in these securities or hold cash. This could prevent the Fund from achieving its investment objective.

Class F [Member] | Market Crisis And Governmental Intervention [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Crisis and Governmental Intervention

The global financial markets continue to be subject to pervasive and fundamental disruptions that have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an "emergency" basis with little or no notice, with the consequence that some market participants' ability to continue to implement certain strategies or manage the risk of their outstanding positions has been suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies.

Legal, tax and regulatory changes could occur that may materially adversely affect the Fund, the Adviser, Credit Investments and CLO managers. For example, the regulatory and tax environment for derivative instruments is changing rapidly, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments and the ability of the Fund and Credit Investments to pursue their trading strategies. Similarly, the regulatory environment for leveraged investors and for alternative funds generally is changing rapidly, and changes in the direct or indirect regulation of leveraged investors or alternative funds, including tax regulation applicable thereto, may materially adversely affect the ability of the Fund and Credit Investments to pursue their investment objectives or strategies. Due to events in the markets over the past several years, and recent legislation, additional regulatory change may occur in the future.

It is impossible to predict with certainty what additional interim or permanent governmental restrictions may be imposed on the markets and/or the effect of such restrictions on the Fund, the Adviser, Credit Investments and CLO managers. Legislation or regulation, which could be substantial and is unpredictable, could pose additional risks and result in material adverse consequences to the Fund and Credit Investments and/or limit potential investment strategies that would have otherwise been used by the Fund and Credit Investments in order to seek to obtain higher returns. There is a high likelihood of significantly increased regulation of the global financial markets, and that such increased regulation could be materially detrimental to the performance of the Fund and Credit Investments.

Class F [Member] | Legal And Regulatory Changes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and Regulatory Changes

Legal and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the Commodity Futures Trading Commission, or the "CFTC," the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect us. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this Prospectus. Thus, any such changes, if they occur, could have a material adverse effect on the Fund's investments and the value of the Fund's NAV.

In addition, the staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact the Fund's ability to implement its investment strategy, or could cause the Fund to take certain actions that may result in an adverse impact on Shareholders or the Fund's financial condition. The Fund is unable at this time to assess the likelihood or timing of any such regulatory development.

Class F [Member] | Market Disruptions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruptions

The Fund and Credit Investments may incur major losses in the event of disrupted markets and other extraordinary events which may affect markets in a way that is not consistent with historical pricing relationships. The risk of loss from a disconnect with historical prices is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund and Credit Investments from their banks, dealers and other counterparties will typically be reduced in disrupted markets. Such a reduction may result in substantial losses to the Fund and Credit Investments. In 1994, in 1998 and again in the so-called "credit crunch" of 2007-2008 a sudden restriction of credit by the dealer community resulted in forced liquidations and major losses for a number of investment vehicles. The "credit crunch" of 2007-2008 has particularly affected investment vehicles focused on credit-related investments. However, because market disruptions and losses in one sector can cause ripple effects in other sectors, during the "credit crunch" of 2007-2008 many investment vehicles suffered heavy losses even though they were not necessarily heavily invested in credit-related investments. In addition, market disruptions caused by unexpected political, military and terrorist events or from may from time to time cause dramatic losses for the Fund and Credit Investments and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Class F [Member] | Current Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Current Market Conditions Risk

Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have historically raised interest rates which may negatively impact the performance of securities held by the Fund. Certain market factors may result in central banks changing their approach in the future. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Fund, and any regulatory changes could adversely impact the Fund's ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund's investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If any geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund's assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Fund. These events, and any other future events, may adversely affect the prices and liquidity of the Fund's investments and could result in disruptions in the trading markets.

Class F [Member] | Risks Of Cyber Attacks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Cyber-Attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Fund, Credit Investments and their service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund, Credit Investments and their service providers use to service their operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Fund, Credit Investments and their service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund, Credit Investments and their service providers, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investment in such companies to lose value. There can be no assurance that the Fund, Credit Investments and their service providers, or the issuers of the securities in which the Fund or a Credit Investment invests will not suffer losses relating to cyber-attacks or other information security breaches in the future. The Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund's positions.

Class F [Member] | Allocation Of Investment Opportunities 1940 Act Restrictions On Investing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation of Investment Opportunities; 1940 Act Restrictions on Investing

The Fund competes for investments with other investment funds and institutional investors. Certain investors have increasingly begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Some of the Fund's competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund's competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund's competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund's competitors may not be subject to the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund. These factors may make it more difficult for the Fund to achieve its investment objective.

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons) unless SEC relief is available. Among others, affiliated persons of the Fund may include other investment funds managed by the Adviser or its affiliates. The 1940 Act prohibits certain "joint" transactions with the Fund's affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the 1940 Act or other regulatory guidance. Even if the Fund were to be able to rely on such rule or guidance that would permit certain "joint" transactions, the conditions imposed by the SEC staff may preclude the Fund from transactions in which it would otherwise wish to engage. There can be no assurance that the 1940 Act prohibition on certain "joint" transactions or the conditions imposed under the SEC staff rules or guidance with respect to such transactions will not adversely affect the Fund's ability to capitalize on attractive investment opportunities. For example, in some instances, the Fund will not be permitted to co-invest in privately negotiated transactions in which a term other than price is negotiated.

In addition, entering into certain transactions that are not deemed "joint" transactions (for purposes of the 1940 Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the 1940 Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of current or future joint transactions, the Adviser may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.

Class F [Member] | Other Activities Of Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Activities of the Adviser

There may be numerous potential conflicts of interest between the Adviser or its affiliates (referred to collectively in this section as the "Management Parties") on the one hand, and the Fund on the other hand, and between the Fund and other investment pools and clients managed by the Management Parties, including but not limited to their own accounts and the accounts of family members ("Other Accounts"). Certain investment opportunities may be appropriate for the Fund and the Management Parties and for such Other Accounts. The Management Parties are not obligated to share any investment opportunity with the Fund, although it and those Other Accounts may invest in the opportunity subject to applicable law. There may be circumstances under which the Management Parties will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's assets they commit to such investment. Under some circumstances, if the Management Parties or Other Accounts have significant investments in an investment opportunity, regulation may restrict the Fund's ability to participate in the investment opportunity. There also may be circumstances under which the Management Parties purchase or sell an investment for their Other Accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for one or more Other Accounts. The Management Parties may have interests in Other Accounts they manage which differ from their interests in the Fund and may manage such Other Accounts on terms that are more favorable to them than the terms on which they manage the Fund. In addition, the Management Parties may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are more favorable to the Management Parties than the fees charged to the Investors, thereby creating a financial incentive to favor such Other Accounts.

Subject to applicable regulatory limitations, the Fund may sell any of its investments to the Management Parties or a client of the Management Parties, and the Fund may purchase an investment made by the Management Parties or any such client. In addition, to the extent permitted by applicable law, the Management Parties, in their sole discretion, may from time to time take an active management role in one or more companies in which the Fund invests, directly or indirectly through the Credit Investments, which may give rise to additional conflicts of interest. The Fund may invest in companies or other entities in which the Management Parties (including other clients of the Management Parties) have an investment, and the Management Parties and other clients of the Management Parties may invest in companies or other entities in which the Fund has made an investment, to the extent permitted by applicable law.

In certain instances the conflicts described in this section (or the resolution thereof) may have an adverse impact on the Fund and its ability to achieve its investment objective. Investors will have no right to be informed of such conflicts as they arise or to participate in the resolution of such conflicts.

Class F [Member] | Other Activities of CLO Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Activities of CLO Managers

Conflicts of interest may arise from the fact that CLO managers and their affiliates generally will be carrying on substantial investment activities for other clients, including other investment funds, in which the Fund will have no interest. CLO managers may have financial incentives to favor certain of such accounts over the Credit Investment. Any of their proprietary accounts and other customer accounts may compete with the Credit Investment for specific trades, or may hold positions opposite to positions maintained on behalf of the Credit Investment. The CLO manager may give advice and recommend securities to, or buy or sell securities for, a Credit Investment in which the Fund has invested, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, other accounts and customers even though their investment objectives may be the same as, or similar to, those of the Fund. CLO managers and their principals, officers, employees, and affiliates may buy and sell securities or other investments for their own accounts and as a result may have actual or potential conflicts of interest with respect to investments made on behalf of the relevant Credit Investment. Positions may be taken by principals, officers, employees, and affiliates of a CLO manager that are the same, different, or made at a different time than positions taken for the relevant Credit Investment. CLO managers may invest, directly or indirectly, in the securities of companies affiliated with the Management Parties or in which the Management Parties have an equity or participation interest. The purchase, holding, and sale of such investments by a CLO manager may enhance the profitability of the Management Parties' own investments in such companies.

Class F [Member] | Conflict In Valuation Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflict in Valuation of Investments

While pricing information generally is available for certain securities in which the Fund or a Credit Investment may invest, pricing information for other securities in which the Fund or the Credit Investments may invest may not be available, and reliable pricing information may at times not be available from any source. For purposes of calculating the Fund's net asset value, valuation decisions will be made by the Adviser in accordance with the Valuation Procedures based upon such information as is available to it, including information provided by CLO managers and other sources.

Class F [Member] | Conflicting Interests Of Shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicting Interests of Shareholders

The Fund is likely to have a diverse range of Shareholders that may have conflicting interests that stem from differences in investment preferences, tax status and regulatory status. The Adviser will consider the objectives of the Fund when making decisions with respect to the selection, structuring and sale of securities, including Credit Investments. It is inevitable, however, that such decisions may be more beneficial for one investor than for another investor.

Class F [Member] | Limits Of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limits of Risk Disclosures

The above discussion is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and the Fund's Statement of Additional Information and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by investors who understand the nature of the investment, do not require liquidity in the investment and can bear the economic risk of the investment.

In addition, as the Fund's investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information provided herein.

Class Y [Member]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Class Y
ANNUAL FUND OPERATING EXPENSES (as a percentage of projected average net assets attributable to Shares)
Management fee	1.30%
Other Expenses(1)	2.16%
Total Annual Fund Expenses	3.46%
Less Expense Limitation and Reimbursement(2)	(2.71)%
Total Net Annual Expenses	0.75%

(1)  Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund.

(2)  The Fund's administrator and its affiliates have contractually agreed until October 31, 2025 to waive fees and reimburse expenses in order to keep total direct annual operating expenses (but excluding interest from borrowings, prime broker fees, dividends and interest on securities sold short, AFFE, taxes, brokerage commissions, costs associated with litigation- or tax-related services, Trustee fees, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.75%. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund. There is no guarantee that the contractual fee waiver agreement will continue after October 31, 2025.

Management Fees [Percent]		1.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[1]	2.16%
Total Annual Expenses [Percent]		3.46%
Waivers and Reimbursements of Fees [Percent]	[3]	(2.71%)
Net Expense over Assets [Percent]		0.75%
Expense Example [Table Text Block]

Example:

You would pay the following fees and expenses on a $1,000 investment, assuming a 5.0% annual return, and the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$12	$85	$160	$359

The example and the expenses in the tables above should not be considered a representation of the Fund's future expenses, and actual expenses may be greater or less than those shown.

While the example assumes a 5.0% annual return, as required by the SEC, the Fund's performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see "Fund Expenses" and "Management Fee."

Expense Example, Year 01		$ 12
Expense Example, Years 1 to 3		85
Expense Example, Years 1 to 5		160
Expense Example, Years 1 to 10		$ 359
Purpose of Fee Table , Note [Text Block]

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. The expenses shown in the table under "Annual Fund Operating Expenses" are estimated based on projected amounts for the Fund's first full fiscal year of operations.

Other Expenses, Note [Text Block]		Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund.
Acquired Fund Fees Estimated, Note [Text Block]		The Fund's administrator and its affiliates have contractually agreed until October 31, 2025 to waive fees and reimburse expenses in order to keep total direct annual operating expenses (but excluding interest from borrowings, prime broker fees, dividends and interest on securities sold short, AFFE, taxes, brokerage commissions, costs associated with litigation- or tax-related services, Trustee fees, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.75%. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund. There is no guarantee that the contractual fee waiver agreement will continue after October 31, 2025.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT STRATEGIES

Investment Strategies

Under normal circumstances, the Fund pursues its investment objective by investing primarily in collateralized loan obligations ("CLOs"), structured notes, and warehousing facilities, which are financing structures created prior to and in anticipation of investing in CLOs and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO vehicles (collectively, "Credit Investments"). The Fund may also hold or invest in cash, cash equivalents, and securities of affiliated and non-affiliated money market funds and other investment companies. CLOs are frequently owned by a trust or special purpose vehicles formed to acquire and manage a pool of loans, bonds or other fixed income assets of various types. These vehicles will typically be managed by a third party CLO manager. CLOs issue several classes of securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CLOs. The Fund will primarily invest in equity and debt securities of CLOs. Under normal circumstances, the Fund's allocation to equity securities of CLOs will not exceed 50% of its net assets, measured at the time of purchase. The CLOs in which the Fund invests may be issued by either U.S. or foreign issuers. The Fund may invest in CLO equity and debt tranches that are rated below investment grade or the equivalent if unrated. The Fund may invest in other strategies and implement other investment techniques to achieve its investment goals, which are not considered principal investment strategies. These strategies and techniques, and their attendant risks, are described in the Fund's SAI.

The Adviser believes the Fund offers investors the following potential advantages:

•  Professional selection and evaluation of Credit Investments and CLO managers;

•  Economies of scale in the form of optimal price execution and investment sourcing since Credit Investments generally require a minimum investment size that is higher than most individual investors would be willing or able to commit;

•  Limited liability; and

•  Administrative convenience.

The Fund may invest in equity and debt securities of CLOs, which may be rated as investment grade or below investment grade ("high yield"). The securities issued by a CLO are tranched into rated and unrated classes. The rating of each class is determined by, among other things, the priority of the claim on the cash flows generated by the underlying collateral of the CLO. The senior notes issued by a CLO are typically rated AAA, AA, and A, and have the highest priority claim on cash flows. The mezzanine debt classes issued by a CLO are typically rated BBB, BB, and B, and have a claim on the cash flows subordinate to that of the senior notes. Since most of a CLO's debt is highly rated, it can raise the majority of its capital at a low cost in the debt markets relative to the yield earned on the underlying collateral purchased. The most junior tranche of a CLO, called CLO equity, is generally unrated. CLO equity investors receive payment from any residual interest proceeds or principal proceeds generated by the underlying collateral after payments of expenses and debt service with respect to the more senior tranches in the CLO's structure. CLO equity can be considered a levered investment in the underlying collateral because the amount of the investment is significantly below the principal value of the CLO equity's pro rata portion of the underlying collateral. However, due to its subordinated nature, CLO equity is the first tranche to absorb trading losses and defaults in the underlying collateral. Therefore, while the levered nature of CLO equity increases the cash flow that may be available for distribution, it also increases the exposure to trading losses and defaults, and accordingly, causes returns to be more volatile. Payments on CLO equity may be deferred or eliminated depending on the amount of cash flow generated by the collateral.

CLOs may focus on different types of underlying collateral, depending upon, among other things, market conditions and the relative attractiveness of the opportunities they present for arbitrage (i.e., the difference between the yield on the collateral owned by a CLO and the funding cost of the debt issued by that CLO to help fund the purchase of the underlying collateral, at any point in time). Collateral held by a CLO may include loans to U.S. or foreign-domiciled companies, high yield bonds, investment grade bonds, mezzanine securities, CLO debt, hedge funds, asset-backed securities, commercial real estate, trust preferred securities, synthetic securities, distressed debt, convertible debt, or other fixed income assets, which will cause the Fund to be subject to the risks of these investments.

The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means that it may invest a high percentage of its assets in a limited number of issuers and may invest a larger proportion of its assets in a single issuer.

The Fund may use leverage to the extent permitted by the 1940 Act. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 33 1/3% of the Fund's total assets (or in the case of the issuance of preferred shares, 50% of total assets), including any assets purchased with borrowed money, immediately after giving effect to the leverage. The Fund may also use leverage generated by certain of its non-principal investment strategies as further discussed in the SAI. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser's views concerning market conditions and investment opportunities. The Fund's strategies relating to its use of leverage may not be successful, and the Fund's use of leverage will cause the Fund's NAV to be more volatile than it would otherwise be. There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does use leverage, what percentage of its assets such leverage will represent.

Except as otherwise stated in this Prospectus or the Fund's Statement of Additional Information, the investment objective, policies and restrictions of the Fund are not fundamental and may be changed by the Board. The Fund generally intends to provide notice to Shareholders of any material change to the investment objective, policies and restrictions of the Fund.

The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

Investment Process

A description of certain aspects of the current investment process can be found below; however, the investment process is flexible and will evolve on an ongoing basis and may diverge from this description in the future.

The investment process can be divided into five parts: Investment Sourcing, CLO Manager Selection, Structural Analysis, Portfolio Construction, and Monitoring.

Investment Sourcing

The Adviser may source investments from the primary or secondary markets. At any time, the portfolio may be sourced primarily or exclusively from either the primary or secondary market. Primary market Credit Investments are sourced from both sell-side underwriters and CLO managers or other parties associated with Credit Investments. The Adviser has well-established relationships with the largest underwriters of structured finance securities, who, either verbally or electronically, provide the Adviser with a pipeline of upcoming offerings, although no guarantees can be made that these opportunities and offerings will be offered to the Adviser in the future and under all circumstances. Underwriters are useful for introducing the Adviser to first-time or less well known CLO managers. The Adviser also has established relationships with a broad universe of CLO managers either through past investments in structured finance investments or through the Adviser's other asset management activities. These managers have in the past notified the Adviser of upcoming offerings prior to the offering appearing on the underwriter's pipelines. A number of the more established managers will only allow access to their offerings to a select group of investors and these offerings, therefore, are not broadly offered to most investors. Primary market Credit Investments will be sourced through both underwriters and CLO managers to ensure access to the widest opportunity set of available investments.

Secondary market opportunities include direct offerings from individual dealers and auctions on blocks of securities. Such auctions, known as BWICs (bids wanted in competition), are distributed to several dealers who then solicit bids from their clients and submit them to the seller for possible execution. While BWICs are generally comprised of multiple securities for sale, bids and trades are submitted and executed on an individual security basis.

The Adviser is made aware of BWICs primarily through electronic communications from dealers who are invited by the seller to participate in the auction. Generally, a broad set of dealers are invited to participate in BWICs so as to capture the broadest possible set of Credit Investment buyers, thereby ensuring best execution. Direct offerings tend to be offered to a more exclusive set of dealers, and, in some cases, a sole dealer. This is due to the fact that Credit Investments are unique and are best offered to dealers who specialize in a particular area of the market. As is the case with BWICs, the Adviser is made aware of direct offerings through electronic communications and, in some cases, direct phone calls from dealers.

CLO Manager Selection

The Adviser believes that a key factor in analyzing most Credit Investments is an analysis of CLO managers. This is particularly true as it relates to investments sourced in the primary market. The skills required to manage or select a portfolio of collateral within a structured framework are critical to the performance of an investment. CLO managers must understand and be able to evaluate opportunities in the underlying collateral. In addition, the manager must be able to understand, monitor and manage within the constraints imposed by the structure. The following are examples of the types of factors the Adviser may consider in assessing CLO managers:

•  A proven track record of managing or selecting the underlying collateral asset classes.

•  An understanding of managing assets within the constraints and limitations of a Credit Investment.

•  Proven ability to receive favorable collateral allocations in the new issue market.

•  Co-investment by the CLO manager in the Credit Investment, when appropriate.

•  A strong culture of disciplined, fundamental credit analysis.

•  Investment professionals with broad depth and experience.

•  Low turnover of key investment personnel.

•  Experienced workout personnel.

•  Robust administrative and support staff and systems.

•  A direct relationship between the compensation of the portfolio management team and the performance of the Credit Investment.

The Adviser will perform due diligence on CLO managers of newly issued Credit Investments and will use its network of industry contacts to perform additional reference checks on the management teams of each manager.

Due diligence on CLO managers is significantly less important in secondary market transactions than it is for primary market transactions. There are two reasons for this. First, secondary market transactions tend to be in more highly rated CLO debt tranches whereas primary market transactions tend to be in riskier CLO equity tranches. CLO equity tranches, by definition, entail more idiosyncratic risk in that performance is greatly influenced by the CLO manager's decisions. The risk of CLO debt tranches is more systemic in nature such that performance is more dependent on the overall underlying collateral markets. Second, secondary market purchases are of seasoned Credit Investments where the underlying portfolio is already fully invested. Primary market purchases are of new issues where the underlying portfolio is not fully invested. Therefore, primary market purchases require a level of trust that the CLO manager effectively invests the portion of the proceeds that are not yet invested.

Structural Analysis

There are significant structural nuances in Credit Investments that need to be understood and evaluated. These nuances can have a significant impact on the return performance of the various tranches. In evaluating a proposed portfolio investment, the Adviser will, when applicable:

•  Analyze the performance of the investment across a wide variety of scenarios.

•  Analyze the structure of the cash flows.

•  Understand all of the uses of cash (structuring and placement fees, legal fees, rating agency fees) at the time of deal closing.

•  Evaluate rating agency requirements and credit rating methodologies.

•  Analyze the collateral in terms of position level concentration, credit quality distribution, industry diversification, and purchase price.

•  Gain an understanding of the legal and tax implications of the transaction.

•  Compare various collateral limitations, minimum over-collateralization levels, minimum interest coverage levels and reinvestment criteria with market conventions.

•  Make recommendations concerning transaction structure to the underwriter in order to optimize the risk and return profile of each investment.

Portfolio Construction

The portfolio construction process is designed to structure the Fund's portfolio in an attempt to meet its investment objective while staying in compliance with the Fund's investment limitations. The Fund's portfolio manager will assess market opportunities and conditions to form projections of expected risk and return for each available strategy. These projections are used to set target allocations. The efficiency at which target allocations are satisfied is a function of the availability of new investments in the primary market as well as liquidity in the secondary market.

Monitoring

Portfolio monitoring occurs on an ongoing basis and includes routine contact with CLO managers and portfolio-level and security-level risk analysis. Calls and visits to existing CLO managers occur on a periodic basis to review their investment strategies, their implementation of the investment strategies, and their valuation methodologies.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

General Considerations

New Fund Risk

There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund's liquidation may not be favorable to a shareholder.

Limited Right to Vote and No Right to Participate in Management of the Fund

Investors will have no right or power to take part in the management or control of the Fund and will have extremely limited rights to vote on matters in respect of the Fund. Investors will not receive the detailed financial information that is available to the Adviser with respect to the Fund's investments. Accordingly, no person should purchase Shares in the Fund unless such person is willing to entrust all aspects of the Fund's management to the Board and the Adviser.

Reliance on Management

The Fund invests substantially all of its assets in a broad universe of Credit Investments. Investment decisions will be made for the Fund by the Adviser under the supervision of the Board. The success of the Fund will depend on the ability of the Adviser to identify suitable investments. There can be no assurance that the current personnel of the Adviser will continue to be associated with the Adviser for any length of time. The loss of the services of one or more employees of the Adviser could have an adverse impact on the Fund's ability to realize its investment objective.

Changes to Investment Objective, Policies, and Restrictions

The investment objective of the Fund is non-fundamental and may be changed by the Board. Except as otherwise stated in this Prospectus or in the Fund's Statement of Additional Information, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board. The Fund generally intends to provide notice to Shareholders of any material change to the investment objective, policies and restrictions of the Fund. It is possible that Shareholders will not be able to exit the Fund before changes take effect.

Repurchase Program Risks

As described under "Share Repurchase Program," the Fund is an "interval fund" and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund's Shareholders, and generally are funded from available cash, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund's expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund's investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Certain Shareholders, including the Adviser or its affiliates, may from time to time own or control a significant percentage of the Fund's Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See "Share Repurchase Program."

Investment Risks

Failure to Achieve Investment Objective

There can be no assurance that the Fund will achieve its investment objective. The Adviser's assessment of the short-term or long-term prospects of various Credit Investments may not prove accurate. No assurance can be given that any investment or trading strategy implemented by the Fund or those Credit Investments in which the Fund invests will be successful. Furthermore, because of the speculative nature of the investments and trading strategies of certain of the Credit Investments, there is a risk that the Fund may suffer a significant or complete loss of its invested capital in one or more Credit Investments, and that consequently Shareholders may suffer a significant or complete loss of their invested capital in the Fund.

General Economic and Market Conditions

The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund and Credit Investments. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

The market value of the Fund's investments may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions or industry or economic trends or developments may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in money policy, increases or decreases in interest rates, war, acts of terrorism, recessions, or other actual or perceived factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder repurchases, and other adverse effects that could negatively impact the Fund's performance. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to the outbreak of COVID-19.

Strategy Risk

The Fund is subject to strategy risk. Strategy risk is associated with the failure or deterioration of an entire strategy (such that most or all CLOs and/or CLO managers in the strategy suffer significant losses). Strategy specific losses can result from excessive concentration by CLO managers in the same investment or broad events that adversely affect particular strategies (e.g., illiquidity within a given market). Many of the strategies employed by the CLO managers are speculative and involve substantial risk of loss.

Valuation Risk

The Fund may invest a significant portion of its assets in non-publicly traded securities. As a result, although the Fund expects that some of its investments may trade on public or private secondary marketplaces, a market value for its Credit Investments will typically not be readily determinable. Under the 1940 Act, for the Fund's investments for which there are no readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded, the Adviser will value such securities at fair value as determined by the Adviser in good faith in accordance with the Adviser's valuation procedures ("Valuation Procedures"). While the Board retains ultimate authority as to the appropriate valuation of each such investment, the Board has appointed the Adviser as the Fund's valuation designee to make fair value determinations. The Adviser may utilize the services of an independent pricing service, which prepares valuations for each of the Fund's portfolio investments that are not publicly traded or for which the Fund does not have readily available market quotations. The Adviser may also seek to fair value securities with valuations from at least one independent broker or dealer. Because fair valuations are inherently uncertain and may be based on estimates, the determinations of fair value for certain securities may differ materially from the values that would be assessed if a readily available market quotation for these securities existed.

Non-Diversification Risk

The Fund is classified as a "non-diversified" investment company under the 1940 Act, although it is diversified for purposes of the Code. An investment company classified as "diversified" under the 1940 Act is subject to certain limitations with respect to the value of the company's assets invested in particular issuers. As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

Risks of Securities Activities

All securities investing and trading activities involve the risk of loss of capital. While the Adviser will attempt to manage these risks, there can be no assurance that the Fund's investment activities will be successful or that Shareholders will not suffer losses. The following discussion sets forth some of the more significant risks associated with the styles of investing of the Fund and the underlying Credit Investments:

Risks of Investing in CLOs

Indirect Investments in Senior Secured Loans. The Fund may obtain exposure to underlying senior secured loans through its investments in CLOs, but may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.

In addition, the portfolios of certain CLOs in which the Fund invests may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors' actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which the Fund may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.

Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which the Fund invests. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower's financial condition. Accordingly, to the extent that the CLOs that the Fund invests in hold covenant-lite loans, the Fund's CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Risk of Investing in CLO Securities and Other Credit Investments. The Fund's investments may consist primarily of CLO securities, and the Fund may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. The Fund and other investors in CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of the Fund's investment strategy, and scheduled payments to junior tranches have a priority in right of payment to equity tranches.

CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including collateralized bond obligations ("CBOs") and equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage related securities and trust preferred securities. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.

In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund's investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the Fund may target. In addition, CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security's priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.

Risk of Investing in Primary CLO Market. Between the pricing date and the effective date of a CLO, the CLO manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the CLO manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO equity and debt investors to receive less than face value of their investment.

Lack of Diversification Among CLO Securities. The Fund's portfolio may hold investments in a limited number of CLO securities. Beyond the asset diversification requirements associated with the Fund's qualification as a RIC under the Code, the Fund does not have fixed guidelines or limitations on the ability to invest in any one CLO, and the Fund's investments may be made in relatively few CLO securities. If the Fund invests in a relatively small number of CLOs, it is more susceptible to risk of loss if one or more of the CLOs in which it is invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns the Fund realizes may be significantly adversely affected if a small number of investments perform poorly or if the Fund needs to write down the value of any one investment. The Fund may also invest in multiple CLOs managed by the same CLO manager, thereby increasing the Fund's risk of loss in the event the CLO manager were to fail, experience the loss of key portfolio management employees or sell its business.

Risk of Failure to Maintain a Broad Range of Underlying Obligors Across the CLOs. The Fund may be subject to focused investment risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent the Fund invests in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on the CLO investments occurring together.

Risk of Underlying CLO's Failure to Satisfy Certain Tests. The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments the Fund, as holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund's investment performance.

Negative Loan Ratings Migration Risk. Per the terms of a CLO's indenture, assets rated "CCC+" or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO's overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the CLO equity and junior debt tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on the Fund's NAV and cash flows.

Risk of Additional Expenses Through the Fund's Investments in CLOs and Other Investment Vehicles. The Fund invests in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, and, to the extent the Fund so invests, will bear its ratable share of a CLO's or any such investment vehicle's expenses, including management and performance fees.

Risk of Reduced Transparency in CLO Investments. The Fund invests primarily in equity and debt tranches of CLOs and other related investments. Generally, there may be less information available to the Fund regarding the collateral held by such CLOs than if the Fund had invested directly in the debt of the underlying obligors. As a result, the Fund does not know the details of the collateral of the CLOs in which it invests or receive the reports issued with respect to such CLO. In addition, none of the information contained in certain monthly reports nor any other financial information furnished to the Fund as a noteholder in a CLO is audited and reported upon, nor is an opinion expressed, by an independent public accountant. The Fund's CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.

CLO Investments Involve Complex Documentation and Accounting Considerations. CLOs and other structured finance securities in which the Fund invests are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.

The accounting and tax implications of the CLO investments that the Fund makes are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, or "GAAP," based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within the Fund's fiscal year, even though the investments are generating cash flow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cash flows are reflected in a constant yield to maturity.

CLO Manager Risk. The Fund relies on CLO managers to administer and review the portfolios of collateral they manage. The actions of the CLO managers may significantly affect the return on the Fund's investments; however, the Fund, as an investor of the CLO, typically does not have any direct contractual relationship with the managers of the CLOs in which it invests. The ability of each CLO manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on the Fund's investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund will also rely on CLO managers to act in the best interests of a CLO it manages; however, such CLO managers are subject to fiduciary duties owed to other classes of notes besides those in which the Fund invests; therefore, there can be no assurance that the CLO managers will always act in the best interest of the class or classes of notes in which the Fund invested. If any CLO manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of the Fund's investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO manager, the Fund may not be incentivized to pursue actions against the CLO manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to the Fund as an investor in the CLO. In addition, to the extent the Fund invests in CLO equity, liabilities incurred by the CLO manger to third parties may be borne by the Fund to the extent the CLO is required to indemnify its CLO manager for such liabilities.

In addition, the CLOs in which the Fund invests are generally not registered as investment companies under the 1940 Act. As an investor in these CLOs, the Fund is not afforded the protections that stockholders in an investment company registered under the 1940 Act would have.

CLO Manager Key Personnel Risk. Given that the Fund invests in CLO securities issued by CLOs which may be managed by unaffiliated CLO managers, the Fund is dependent on the skill and expertise of such managers. The Adviser's ability to analyze and diligence potential CLO managers differentiates its approach to investing in CLO securities. However, the Fund cannot assure you that, for any CLO it invests in, the CLO manager in place when it invests in such CLO securities will continue to manage such CLO through the life of its investment. CLO managers are subject to removal or replacement by other holders of CLO securities without its consent, and may also voluntarily resign as CLO manager or assign their role as CLO manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager's role will not adversely affect the returns on the CLO securities in which the Fund invests.

Risk of Special Anti-Deferral Provisions in CLO Securities. Some of the CLOs in which the Fund invests may constitute "passive foreign investment companies," or "PFICs." If the Fund acquires interests treated as equity for U.S. federal income tax purposes in PFICs (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), the Fund may be subject to federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund or to its Shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFIC's income for each tax year regardless of whether it receives any distributions from such PFIC. The Fund must nonetheless distribute such income to maintain its status as a RIC. Treasury Regulations generally treat the Fund's income inclusion with respect to a PFIC with respect to which the Fund made a qualified electing fund, or "QEF," election, as qualifying income for purposes of determining the Fund's ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund's business of investing in stock, securities, or currencies. As such, the Fund may be restricted in its ability to make QEF elections with respect to its holdings in issuers that could be treated as PFICs in order to ensure its continued qualification as a RIC and/or maximize the Fund's after-tax return from these investments.

If the Fund is required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, the Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Risk of Underlying CLO's Tax Status. Each CLO in which the Fund invests will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines or the IRS, otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.

Risk of Underlying CLO's Failure to Comply with Certain U.S. Tax Disclosure Requirements. The U.S. Foreign Account Tax Compliance Act provisions of the Code, or "FATCA" imposes a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to equity and junior debt holders in such CLO, which could materially and adversely affect the fair value of the CLO's securities, the Fund's investment performance.

Risk of Increased Competition in the Market or a Decrease in New CLO Issuances. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While the Fund cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, the Fund can offer no assurances that it will deploy all of its capital in a timely manner or at all. Prospective investors should understand that the Fund may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to it.

Other Risks of Investing in Credit Investments

Warehouse Investment Risk. In connection with its investments in CLOs and Credit Investments, the Fund may also invest in interests in warehousing facilities. Warehouses, or warehousing facilities, are financing structures created prior to and in anticipation of CLO closings and issuing securities and are intended to aggregate direct loans, corporate loans, and/or other debt obligations that may be used to form the basis of CLO vehicles. To finance the acquisition of a warehouse's assets, a financing facility (a "Warehouse Facility") is often opened by (i) the entity or affiliates of the entity that will become the CLO manager of the CLO upon its closing and/or (ii) third-party investors that may or may not invest in the CLO. The period from the date that a warehouse is opened and asset accumulation begins to the date that the CLO closes is commonly referred to as the "warehousing period." In practice, investments in warehouses ("Warehouse Investments") are structured in a variety of legal forms, including subscriptions for equity interests or subordinated debt investments in special purpose vehicles that obtain a Warehouse Facility secured by the assets acquired in anticipation of a CLO closing.

A Warehouse Investment generally bears the risk that (i) the warehoused assets (typically senior secured corporate loans) will drop in value during the warehousing period, (ii) certain of the warehoused assets default or for another reason are not permitted to be included in a CLO and a loss is incurred upon their disposition, and (iii) the anticipated CLO is delayed past the maturity date of the related Warehouse Facility or does not close at all, and, in either case, losses are incurred upon disposition of all of the warehoused assets. In the case of (iii), a particular CLO may not close for many reasons, including as a result of a market-wide material adverse change, a manager-related material adverse change or the discretion of the manager or the underwriter.

There can be no assurance that a CLO related to Warehouse Investments will be consummated. In the event a planned CLO is not consummated, investors in a warehouse (which may include the Fund) may be responsible for either holding or disposing of the warehoused assets. Because leverage is typically used in warehouses, the potential risk of loss may be increased for the owners of Warehouse Investments. This could expose the Fund to losses, including in some cases a complete loss of all capital invested in a Warehouse Investment.

The Warehouse Investments represent leveraged investments in the underlying assets of a warehouse. Therefore, the value of a Warehouse Investment is often affected by, among other things, (i) changes in the market value of the underlying assets of the warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the warehouse; and (iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the leveraged nature of a Warehouse Investment, a significant portion (and in some circumstances all) of the Warehouse Investments made by the Fund may not be repaid

Illiquid Investments. The Fund and CLOs may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The market prices, if any, for such securities tend to be volatile and the Fund and CLO managers may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The Fund's and CLOs' investments in illiquid securities may reduce the returns of the Fund and the Credit Investments, respectively, because they may be unable to sell the illiquid securities at an advantageous time or price. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time-to-time.

In addition, the securities issued by CLOs generally offer less liquidity than other investment grade or high-yield corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that the Fund may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, the Fund's ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent the Fund from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.

Loan Participations and Assignments. The Fund and CLOs may purchase loan participations and assignments. Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Fund or the Credit Investment derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund or the Credit Investment may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund or the Credit Investment had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund and the Credit Investment may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower), so that the Fund and the Credit Investment may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When the Fund or the Credit Investment purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund and the Credit Investment may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be illiquid investments, which are subject to the risk described above.

Fixed-Income Securities. The Fund and CLOs may invest in fixed-income securities, which are obligations of the issuer to make payments of principal and/or interest on future dates, and include, among other securities: bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or by a foreign government; and municipal securities. These securities may pay fixed, variable, or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity (i.e., market risk).

Credit Risk; Lower-Rated Securities Risk. The Fund and CLOs may invest in both investment grade and non-investment grade debt securities and investment grade and below investment grade equity and debt securities of CLOs. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO") in one of the four highest rating categories or, if not rated by any NRSRO, have been determined to be of comparable quality. Non-investment grade debt securities (commonly referred to as "junk bonds") are securities that have received a rating from a NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for the Fund to sell these securities, or the Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, the Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating the Fund's NAV. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. If the Fund experiences significant repurchases, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the Fund's exposure to the risks of high yield securities.

Lower-rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's NAV.

High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

There may be little trading in the secondary market for particular bonds, which may adversely affect the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market. The Fund may purchase debt securities (such as zero coupon securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and is therefore subject to the distribution requirements applicable to RICs under Subchapter M of the Code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Interest Rate Risk. The market value of bonds and other fixed income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates, which will likely drive down bond prices. The magnitude of these fluctuations in the market price of bonds and other fixed income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund's investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund's NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Fund's management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the "full faith and credit" of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed income securities, government-guaranteed securities will fluctuate in value when interest rates change.

The Fund's possible use of leverage, including through the use of instruments such as reverse repurchase agreements, will tend to increase the Fund's interest rate risk. The Fund may utilize certain strategies, including taking positions in futures or swaps, for the purpose of reducing the interest rate sensitivity of fixed income securities held by the Fund and decreasing the Fund's exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful or that any hedges that the Fund may establish will perfectly correlate with movements in interest rates.

The Fund and CLOs may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Fund also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund's Shares.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund or a Credit Investment is called for redemption or conversion, the Fund or Credit Investment could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields that are higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities. The Fund and Credit Investments may purchase convertible securities of all ratings, as well as unrated securities.

Preferred Securities. The Fund and CLOs may invest in trust preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, traditional preferred stock, contingent-capital securities, hybrid securities (which have characteristics of both equity and fixed-income instruments) and public income notes. Preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature in that they have no maturity dates or have stated maturity dates.

Synthetic Investments Risk. The Fund and CLOs may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with directly or indirectly holding senior secured loans and high-yield debt securities, with respect to synthetic strategy, the Fund or CLO managers will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. The Fund or CLO manager generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Fund will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, The Fund or CLO manager may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, The Fund and Credit Investments will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subject us to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.

Prepayment Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund's income and distributions to shareholders. This is known as prepayment or "call" risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met ("call protection"). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio's current earnings rate. With respect to CLOs, as part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO's covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow that the CLO manager is able to achieve. The investment tests may incentivize a CLO manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce the Fund's return on investment and may have a negative effect on the fair value of its assets and the market value of its securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO's securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche, who can direct a call or refinancing of a CLO, causing such CLO's outstanding CLO debt securities to be repaid at par earlier than expected. There can be no assurance that the Fund will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Duration and Maturity Risk. The Fund has no set policy regarding portfolio maturity or duration of the fixed income securities it may hold. The Adviser may seek to adjust the portfolio's duration or maturity based on its assessment of current and projected market conditions and all factors that the Adviser deems relevant. In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument's expected principal and interest payments. Specifically, duration measures the anticipated percentage change in NAV that is expected for every percentage point change in interest rates. The two have an inverse relationship. Duration can be a useful tool to estimate anticipated price changes to a fixed pool of income securities associated with changes in interest rates. For example, a duration of five years means that a 1% decrease in interest rates will increase the NAV of the portfolio by approximately 5%; if interest rates increase by 1%, the NAV will decrease by 5%. However, in a managed portfolio of fixed income securities having differing interest or dividend rates or payment schedules, maturities, redemption provisions, call or prepayment provisions and credit qualities, actual price changes in response to changes in interest rates may differ significantly from a duration-based estimate at any given time. Actual price movements experienced by a portfolio of fixed income securities will be affected by how interest rates move (i.e., changes in the relationship of long-term interest rates to short-term interest rates and in the relationship of interest rates for highly rated securities and rates for below investment grade securities), the magnitude of any move in interest rates, actual and anticipated prepayments of principal through call or redemption features, the extension of maturities through restructuring, the sale of securities for portfolio management purposes, the reinvestment of proceeds from prepayments on and from sales of securities, and credit quality-related considerations whether associated with financing costs to lower credit quality borrowers or otherwise, as well as other factors. Accordingly, while duration maybe a useful tool to estimate potential price movements in relation to changes in interest rates, investors are cautioned that duration alone will not predict actual changes in the net asset or market value of the Fund's shares and that actual price movements in the Fund's portfolio may differ significantly from duration-based estimates. Duration differs from maturity in that it takes into account a security's yield, coupon payments and its principal payments in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund's portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio's average duration or maturity. There can be no assurances that the Adviser's assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio's duration or maturity will be successful at any given time.

Mezzanine Investments Risk. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer's capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Structured Notes Risk. Investments in structured notes involve risks, including credit risk and market risk. Where the Fund's investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Non-U.S. Investments. It is expected that the Fund and CLOs may invest in securities of non-U.S. companies and foreign countries. Investing in these securities involves certain considerations not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain or other income (see "Tax Matters"); the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Fund's and the Credit Investments' investment opportunities. In addition, financial statements of foreign issuers are generally governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Moreover, an issuer of securities may be domiciled or may operate in a country other than the country in whose currency the instrument is denominated, thereby increasing the possibility of an adverse impact from currency changes. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other. There is also less regulation, generally, of the securities markets in foreign countries than there is in the United States. In addition, unfavorable changes in foreign currency exchange rates may adversely affect the U.S. dollar values of securities denominated in foreign currencies or traded in non-U.S. markets. The Adviser and the CLO managers may, but are not required to, hedge against such risk, and there is no assurance that any attempted hedge will be successful.

Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global economy, financial markets and the Fund or Credit Investments. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund's or Credit Investment's investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

On January 31, 2020, the United Kingdom (the "UK") formally withdrew from the European Union (the "EU") (commonly referred to as "Brexit"). Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK's future relationship with the EU, the EU and the UK Government signed an agreement on December 30, 2020 regarding the economic relationship between the UK and the EU. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences of Brexit, how future negotiations of trade relations will proceed, and how the financial markets will react to all of the preceding. As this process unfolds, markets may be further disrupted. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Fund's investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

On February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia's actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund's investments.

The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets.

Securities of Other Investment Companies. Securities of other investment companies, including shares of closed-end investment companies, business development companies ("BDCs"), unit investment trusts, open-end investment companies (i.e., mutual funds), exchange-traded funds ("ETFs") and real estate investment trusts ("REITs"), represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. When the Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Certain types of investment companies, such as closed-end investment companies and BDCs, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market at a premium or discount to their NAV.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. The Fund also may be subject to adverse tax consequences to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

Generally, federal securities laws limit the extent to which investment companies can invest in securities of other investment companies, subject to certain statutory, regulatory and other exceptions. For example an investment company is generally prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory or other exceptions. Pursuant to Rule 12d1-1 under the 1940 Act and the conditions set forth therein, the Fund may invest in one or more affiliated or unaffiliated investment companies that operate in compliance with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12(d)(1)(A). The Fund may invest in investment companies managed by the Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder. The Fund may invest in such Rule 2a-7 compliant investment companies for cash management purposes and to serve as collateral for derivatives positions.

In addition, Rule 12d1-4 under the 1940 Act permits an investment company to invest in other investment companies beyond the statutory limits of Section 12(d)(1)(A), subject to certain conditions. Notwithstanding the foregoing, an investment company that is an acquired fund of a registered investment company in reliance on Section 12(d)(1)(G) of the 1940 Act, generally will not be permitted to invest in shares of other investment companies beyond the limits set forth in Section 12(d)(1)(A), other than in the limited circumstances set forth in Rule 12d1-4.

The Fund may invest in unaffiliated underlying funds in reliance on Section 12(d)(1)(F) of the 1940 Act. Section 12(d)(1)(F) provides in pertinent part that issuers of any security purchased by the Fund are not obligated to redeem such security in an amount exceeding 1% of such issuer's total outstanding securities during any period of less than thirty days. As a result, shares of an unaffiliated underlying fund held by the Fund in excess of 1% of the unaffiliated underlying fund's outstanding shares could in certain circumstances be considered illiquid. The liquidity of such excess shares will be considered on a case-by-case basis by the Adviser based on the following factors: (i) the Adviser's knowledge of an unaffiliated underlying fund's section 12(d)(1)(F) redemption practice upon discussion with the unaffiliated underlying fund's investment adviser; (ii) the Fund's past specific redemption experiences with the unaffiliated underlying fund; (iii) the Adviser's evaluation of general market conditions that may affect securities held by the unaffiliated underlying fund; (iv) the Fund's ability to accept a redemption in-kind of portfolio securities from the unaffiliated underlying fund; (v) significant developments involving the unaffiliated underlying fund; and (vi) any other information the Adviser deems relevant.

ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

BDCs are a type of closed-end investment company regulated under the 1940 Act. BDCs generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. Generally, little public information exists for private and thinly traded companies in which a BDC may invest and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. Fund Shareholders will indirectly bear the Fund's proportionate share of any management and other operating expenses, and of any performance based or incentive fees, charged by the BDCs in which the Fund invests, in addition to the fees and expenses that Fund Shareholders directly bear in connection with the Fund's own operations. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount or premium to their net asset value.

Money Market Instruments. The Fund may invest (and during periods of adverse market or economic conditions for defensive purposes, it may invest some or all of its assets) in high quality money market instruments and other short-term obligations, money market mutual funds or repurchase agreements with banks or broker-dealers or may hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. The Fund also may invest in these instruments for liquidity purposes pending allocation of their respective offering proceeds and other circumstances. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Distressed Credits. The Fund and CLOs may invest in securities of domestic and foreign issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. Investments of this type may involve substantial financial and business risks that can result in substantial or at times even total losses. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments also may be adversely affected by state and federal laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability, and the power of the Bankruptcy Court to disallow, reduce, subordinate, or disenfranchise particular claims. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied), or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Credit Investment of the security in respect to which such distribution was made.

Lack of Operating History of Certain Credit Investments

Certain Credit Investments in which the Fund invests may be newly formed entities that have no operating histories. Therefore, the Adviser will not be able to evaluate the past performance of such investment.

Limitations of Prior Performance

Whenever possible, the Adviser will evaluate the past investment performance of CLO managers and their personnel. However, this past investment performance may not be indicative of the future results of an investment in the Credit Investment managed by such manager. Furthermore, CLO managers' trading methods are dynamic and change over time, and thus a manager will not always use the same trading method in the future that was used to compile past performance histories.

Reliance on the Adviser

The Fund's investment program should be evaluated on the basis that there can be no assurance that the Adviser's assessments of Credit Investments and CLO managers, and, in turn, its assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and the Fund's net asset value may decrease.

Investment Focus

The Fund invests substantially all of its assets in Credit Investments. However, various factors, including prevailing market conditions, available investment opportunities, the amount of investable assets, and the timing of investments, may limit the Adviser's ability to invest the Fund's assets in various Credit Investments.

Also, the Adviser cannot guarantee that the Credit Investments will not be concentrated. Credit Investments may target or concentrate their investments in particular markets or sectors. As a result of any such concentration of investments, the portfolios of such Credit Investments are subject to greater volatility than if they had non-concentrated portfolios. Those Credit Investments that target a specific sector will also be subject to the risks of that sector, which may include, but not be limited to, rapid obsolescence of technology, sensitivity to regulatory changes, dependence on the credit markets and access to sufficient capital, minimal barriers to entry, and sensitivity to overall market swings.

The Fund may also be subject to the risk of concentration from individual investment decisions made by the Adviser and the various CLO managers to invest in the same security, industry or sector, thereby increasing the Fund's exposure to such security, industry or sector.

For these and other reasons, the Fund could potentially be focused in a relatively few number of Credit Investments. One risk of having a limited number of investments is that the aggregate returns realized by Shareholders may be substantially adversely affected by the unfavorable performance of a small number of such investments. The portfolio of the Fund may therefore be subject to greater risk than the portfolio of a similar fund that does not focus its investments to the same extent.

Lack of Control Over Credit Investments

The Fund may have no right or power to take part in the management or control of Credit Investments and only limited rights, if any, to vote on matters in respect of Credit Investments. To the extent the Fund's holdings in a Credit Investment afford it no ability to vote on matters relating to the Credit Investment, the Fund will have no say in matters that could adversely affect the Fund's investment in the Credit Investment. Credit Investments may be permitted to distribute securities in kind to investors, including the Fund, and any such securities may be illiquid or difficult to value. In such circumstances, the Adviser may seek to dispose of these securities in a manner that is in the best interests of the Fund.

Financing Arrangements

As a general matter, the banks and dealers that provide financing to some Credit Investments have considerable discretion in setting and changing their margin, haircut, financing, and collateral valuation policies. Changes by banks and dealers in any of the foregoing policies may result in large margin calls, loss of financing and forced liquidations of positions at disadvantageous prices. There can be no assurance that any particular Credit Investment will be able to secure or maintain adequate financing, without which an investment in such Credit Investment may not be a viable investment.

Special Risks of Multi-Tiered Investments

Credit Investments in which the Fund invests generally will not be registered as investment companies under the 1940 Act, and, therefore, the Fund will not have the benefit of various protections afforded by the 1940 Act with respect to its investments in Credit Investments. For example, registered investment companies are subject to various custody and safekeeping provisions designed to protect the companies' assets. Credit Investments are not subject to these provisions and may be subject to a greater risk of loss associated with a failed custody relationship, including as a result of misconduct by a CLO manager. When the Adviser invests the Fund's assets with a Credit Investment, the Fund does not have custody of the assets or control over their investment. Therefore, there is a risk that the CLO manager could divert or abscond with the assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct. The CLO managers with whom the Adviser invests the Fund's assets may be private and have not registered their investment funds or investment advisory operations under federal or state securities laws. This lack of registration, with the attendant lack of regulatory oversight, may enhance the risk of misconduct by the CLO managers.

Although the Adviser expects to receive information from each CLO manager regarding its investment performance and investment strategy on a regular basis, the Adviser may have limited access to the specific underlying holdings of the Credit Investment and little ability to independently verify the information that is provided by the CLO manager. A CLO manager may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. At any given time, the Adviser may not know the composition of a Credit Investment's portfolio with respect to the degree of hedged or directional positions, the extent of concentration risk or exposure to specific markets, industries, sectors or collateral types. In addition, the Adviser may not learn of significant structural changes, such as personnel, manager withdrawals or capital growth, until after the fact.

By investing in Credit Investments indirectly through the Fund, Shareholders bear fees at both the Fund level and the Credit Investment level. Performance-based fees at the Credit Investment level may create an incentive for a CLO manager to make investments that are riskier or more speculative than if the CLO manager had no such interest, because the CLO manager will not bear an analogous portion of depreciation in the value of the relevant Credit Investment's assets if the value of the Credit Investment declines.

Shareholders also bear a proportionate share of the other operating expenses of the Fund (including administrative expenses) and, indirectly, similar expenses of Credit Investments. A Shareholder who meets the conditions imposed by the Credit Investments, including investment minimums that may be considerably higher than the minimum imposed by the Fund, could invest directly with Credit Investments and avoid paying Fund expenses.

Investment decisions of CLO managers are made independently of each other. As a result, at any particular time, one CLO manager may be purchasing securities of an issuer whose securities are being sold by another CLO manager for another CLO. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Since the Fund may be able to make investments in or effect withdrawals from Credit Investments only at certain times, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market or other more liquid securities than it otherwise might wish to invest, the Fund may not be able to withdraw its investment in a Credit Investment promptly after it has made a decision to do so, and the Fund may have to borrow money to enable the Fund to tender for Shares. This may adversely affect the Fund's investment return.

Credit Investments may be permitted to redeem their interests in-kind. Thus, upon the Fund's withdrawal of all or a portion of its interest in a Credit Investment, the Fund may receive securities that are illiquid or difficult to value. In these circumstances, the Fund may seek to dispose of these securities in an appropriate manner.

The Fund may agree to indemnify certain of the Credit Investments and CLO managers from liability, damage, cost or expense arising out of, among other things, certain acts or omissions.

The Credit Investments may, at any time and without notice to the Fund, change their investment objectives, policies or strategies. This may adversely affect the Fund's allocation among investment strategies and may adversely affect the Fund's overall risk. Further, the Fund may not be able to withdraw its investment in such Credit Investment prior to such change(s) taking effect.

Valuations by CLO Managers

With respect to certain Credit Investments in private investment partnerships for which there is no trading market, the value of the Fund's investment must be valued at fair value as determined in good faith by the Adviser. In performing such fair valuation, the Adviser will use a methodology established by its Valuation Procedures. In making a fair value determination, the Adviser may consider valuation information about a Credit Investment provided by a CLO manager. However, CLO managers typically have discretion to determine whether market prices or quotations fairly represent the value of particular assets held by the Credit Investment. As a result, pricing information provided to the Adviser by a CLO manager may not reflect market prices or quotations for the underlying assets held by such Credit Investment. In addition, certain securities in which such Credit Investments invest may not have readily ascertainable market prices. These securities may nevertheless generally be valued by CLO managers, even though they will generally face a conflict of interest in valuing such securities because the values given to the securities will affect the compensation of the managers. In all instances where fair valuation of the Fund's securities is required, the Adviser will make fair value determinations in good faith, subject to Board oversight.

Neither the Adviser nor the Board will be able to confirm independently the accuracy of the valuations provided by certain of the CLO managers. Furthermore, these valuations will typically be estimates only, subject to revision based on the Credit Investment's annual audit. Such revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, because they relate to information available only at the time of the revision, will not affect the amount received from the Fund by Shareholders who tendered their Shares for repurchase and received all of their redemption proceeds prior to such adjustments. As a result, to the extent that such subsequently adjusted valuations from the CLO managers or revisions to net asset value of a Credit Investment adversely affect the net asset value of the Fund, the outstanding Shares will be adversely affected by prior repurchases to the benefit of Shareholders who tendered their Shares for repurchase at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Shares and to the detriment of Investors who previously tendered their Shares for repurchase at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New investors may be affected in a similar way. Revisions to the gain and loss calculations of the Fund will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of the Fund are completed.

Short-Term and Defensive Investments

The Fund will invest its cash reserves in high quality short-term investments. These investments may include money market instruments and other short-term debt obligations, money market mutual funds, and repurchase agreements with banks and broker-dealers. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a significant portion of its assets in these securities or hold cash. This could prevent the Fund from achieving its investment objective.

Market Crisis and Governmental Intervention

The global financial markets continue to be subject to pervasive and fundamental disruptions that have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an "emergency" basis with little or no notice, with the consequence that some market participants' ability to continue to implement certain strategies or manage the risk of their outstanding positions has been suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies.

Legal, tax and regulatory changes could occur that may materially adversely affect the Fund, the Adviser, Credit Investments and CLO managers. For example, the regulatory and tax environment for derivative instruments is changing rapidly, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments and the ability of the Fund and Credit Investments to pursue their trading strategies. Similarly, the regulatory environment for leveraged investors and for alternative funds generally is changing rapidly, and changes in the direct or indirect regulation of leveraged investors or alternative funds, including tax regulation applicable thereto, may materially adversely affect the ability of the Fund and Credit Investments to pursue their investment objectives or strategies. Due to events in the markets over the past several years, and recent legislation, additional regulatory change may occur in the future.

It is impossible to predict with certainty what additional interim or permanent governmental restrictions may be imposed on the markets and/or the effect of such restrictions on the Fund, the Adviser, Credit Investments and CLO managers. Legislation or regulation, which could be substantial and is unpredictable, could pose additional risks and result in material adverse consequences to the Fund and Credit Investments and/or limit potential investment strategies that would have otherwise been used by the Fund and Credit Investments in order to seek to obtain higher returns. There is a high likelihood of significantly increased regulation of the global financial markets, and that such increased regulation could be materially detrimental to the performance of the Fund and Credit Investments.

Legal and Regulatory Changes

Legal and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the Commodity Futures Trading Commission, or the "CFTC," the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect us. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this Prospectus. Thus, any such changes, if they occur, could have a material adverse effect on the Fund's investments and the value of the Fund's NAV.

In addition, the staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact the Fund's ability to implement its investment strategy, or could cause the Fund to take certain actions that may result in an adverse impact on Shareholders or the Fund's financial condition. The Fund is unable at this time to assess the likelihood or timing of any such regulatory development.

Market Disruptions

The Fund and Credit Investments may incur major losses in the event of disrupted markets and other extraordinary events which may affect markets in a way that is not consistent with historical pricing relationships. The risk of loss from a disconnect with historical prices is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund and Credit Investments from their banks, dealers and other counterparties will typically be reduced in disrupted markets. Such a reduction may result in substantial losses to the Fund and Credit Investments. In 1994, in 1998 and again in the so-called "credit crunch" of 2007-2008 a sudden restriction of credit by the dealer community resulted in forced liquidations and major losses for a number of investment vehicles. The "credit crunch" of 2007-2008 has particularly affected investment vehicles focused on credit-related investments. However, because market disruptions and losses in one sector can cause ripple effects in other sectors, during the "credit crunch" of 2007-2008 many investment vehicles suffered heavy losses even though they were not necessarily heavily invested in credit-related investments. In addition, market disruptions caused by unexpected political, military and terrorist events or from may from time to time cause dramatic losses for the Fund and Credit Investments and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Current Market Conditions Risk

Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have historically raised interest rates which may negatively impact the performance of securities held by the Fund. Certain market factors may result in central banks changing their approach in the future. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Fund, and any regulatory changes could adversely impact the Fund's ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund's investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If any geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund's assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Fund. These events, and any other future events, may adversely affect the prices and liquidity of the Fund's investments and could result in disruptions in the trading markets.

Risks of Cyber-Attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Fund, Credit Investments and their service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund, Credit Investments and their service providers use to service their operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Fund, Credit Investments and their service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund, Credit Investments and their service providers, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investment in such companies to lose value. There can be no assurance that the Fund, Credit Investments and their service providers, or the issuers of the securities in which the Fund or a Credit Investment invests will not suffer losses relating to cyber-attacks or other information security breaches in the future. The Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund's positions.

Allocation of Investment Opportunities; 1940 Act Restrictions on Investing

The Fund competes for investments with other investment funds and institutional investors. Certain investors have increasingly begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Some of the Fund's competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund's competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund's competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund's competitors may not be subject to the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund. These factors may make it more difficult for the Fund to achieve its investment objective.

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons) unless SEC relief is available. Among others, affiliated persons of the Fund may include other investment funds managed by the Adviser or its affiliates. The 1940 Act prohibits certain "joint" transactions with the Fund's affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the 1940 Act or other regulatory guidance. Even if the Fund were to be able to rely on such rule or guidance that would permit certain "joint" transactions, the conditions imposed by the SEC staff may preclude the Fund from transactions in which it would otherwise wish to engage. There can be no assurance that the 1940 Act prohibition on certain "joint" transactions or the conditions imposed under the SEC staff rules or guidance with respect to such transactions will not adversely affect the Fund's ability to capitalize on attractive investment opportunities. For example, in some instances, the Fund will not be permitted to co-invest in privately negotiated transactions in which a term other than price is negotiated.

In addition, entering into certain transactions that are not deemed "joint" transactions (for purposes of the 1940 Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the 1940 Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of current or future joint transactions, the Adviser may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.

Conflicts of Interest

Other Activities of the Adviser

There may be numerous potential conflicts of interest between the Adviser or its affiliates (referred to collectively in this section as the "Management Parties") on the one hand, and the Fund on the other hand, and between the Fund and other investment pools and clients managed by the Management Parties, including but not limited to their own accounts and the accounts of family members ("Other Accounts"). Certain investment opportunities may be appropriate for the Fund and the Management Parties and for such Other Accounts. The Management Parties are not obligated to share any investment opportunity with the Fund, although it and those Other Accounts may invest in the opportunity subject to applicable law. There may be circumstances under which the Management Parties will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's assets they commit to such investment. Under some circumstances, if the Management Parties or Other Accounts have significant investments in an investment opportunity, regulation may restrict the Fund's ability to participate in the investment opportunity. There also may be circumstances under which the Management Parties purchase or sell an investment for their Other Accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for one or more Other Accounts. The Management Parties may have interests in Other Accounts they manage which differ from their interests in the Fund and may manage such Other Accounts on terms that are more favorable to them than the terms on which they manage the Fund. In addition, the Management Parties may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are more favorable to the Management Parties than the fees charged to the Investors, thereby creating a financial incentive to favor such Other Accounts.

Subject to applicable regulatory limitations, the Fund may sell any of its investments to the Management Parties or a client of the Management Parties, and the Fund may purchase an investment made by the Management Parties or any such client. In addition, to the extent permitted by applicable law, the Management Parties, in their sole discretion, may from time to time take an active management role in one or more companies in which the Fund invests, directly or indirectly through the Credit Investments, which may give rise to additional conflicts of interest. The Fund may invest in companies or other entities in which the Management Parties (including other clients of the Management Parties) have an investment, and the Management Parties and other clients of the Management Parties may invest in companies or other entities in which the Fund has made an investment, to the extent permitted by applicable law.

In certain instances the conflicts described in this section (or the resolution thereof) may have an adverse impact on the Fund and its ability to achieve its investment objective. Investors will have no right to be informed of such conflicts as they arise or to participate in the resolution of such conflicts.

Other Activities of CLO Managers

Conflicts of interest may arise from the fact that CLO managers and their affiliates generally will be carrying on substantial investment activities for other clients, including other investment funds, in which the Fund will have no interest. CLO managers may have financial incentives to favor certain of such accounts over the Credit Investment. Any of their proprietary accounts and other customer accounts may compete with the Credit Investment for specific trades, or may hold positions opposite to positions maintained on behalf of the Credit Investment. The CLO manager may give advice and recommend securities to, or buy or sell securities for, a Credit Investment in which the Fund has invested, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, other accounts and customers even though their investment objectives may be the same as, or similar to, those of the Fund. CLO managers and their principals, officers, employees, and affiliates may buy and sell securities or other investments for their own accounts and as a result may have actual or potential conflicts of interest with respect to investments made on behalf of the relevant Credit Investment. Positions may be taken by principals, officers, employees, and affiliates of a CLO manager that are the same, different, or made at a different time than positions taken for the relevant Credit Investment. CLO managers may invest, directly or indirectly, in the securities of companies affiliated with the Management Parties or in which the Management Parties have an equity or participation interest. The purchase, holding, and sale of such investments by a CLO manager may enhance the profitability of the Management Parties' own investments in such companies.

Conflict in Valuation of Investments

While pricing information generally is available for certain securities in which the Fund or a Credit Investment may invest, pricing information for other securities in which the Fund or the Credit Investments may invest may not be available, and reliable pricing information may at times not be available from any source. For purposes of calculating the Fund's net asset value, valuation decisions will be made by the Adviser in accordance with the Valuation Procedures based upon such information as is available to it, including information provided by CLO managers and other sources.

Conflicting Interests of Shareholders

The Fund is likely to have a diverse range of Shareholders that may have conflicting interests that stem from differences in investment preferences, tax status and regulatory status. The Adviser will consider the objectives of the Fund when making decisions with respect to the selection, structuring and sale of securities, including Credit Investments. It is inevitable, however, that such decisions may be more beneficial for one investor than for another investor.

Limits of Risk Disclosures

The above discussion is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and the Fund's Statement of Additional Information and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by investors who understand the nature of the investment, do not require liquidity in the investment and can bear the economic risk of the investment.

In addition, as the Fund's investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information provided herein.

Annual Dividend Payment				(0.63)
No Public Trading [Text Block]		There is not expected to be any secondary trading market in the Shares.
NAV Per Share				$ 10.33	$ 10
No Trading History [Text Block]		The Fund has limited operating history. There is not expected to be any secondary trading market in the Shares.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Fund's Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this Prospectus forms a part, for a more detailed description of the provisions summarized below.

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund's issuance of an unlimited number of Shares of beneficial interest of each class, no par value per share. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended, and therefore generally will not be personally liable for the Fund's debts or obligations.

The following table sets forth information about the Fund's outstanding Shares as of September 30, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Class Y Common shares of beneficial interest, no par value per share	Unlimited	None	1,329,919.357

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee's or officer's duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys' fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be determined by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee's term of office shall continue until the earlier of the election of his or her successor, or his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) with or without cause at any time by a written instrument signed by at least two-thirds (2/3) of the remaining Trustees or at a meeting by action of at least two-thirds (2/3) of the remaining Trustees.

Amendment of Declaration of Trust and Bylaws

Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may amend the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Security Dividends [Text Block]

PLAN OF DISTRIBUTION

SEI Investments Distribution Co., located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves, pursuant to a Distribution Agreement, as the Fund's principal underwriter and acts as the distributor of the Fund's Shares on a best efforts basis, subject to various conditions. The Fund's Shares are offered for sale through the Distributor at NAV. For information on how the Fund calculates NAV, see "Determination of Net Asset Value" above. The Distributor also may enter into broker-dealer selling agreements with other broker dealers for the sale and distribution of the Fund's Shares.

Neither the Distributor nor any other broker-dealer is obligated to buy from the Fund any of the Shares. The Distributor does not intend to make a market in the Shares. The Distribution Agreement provides that the Fund will indemnify the Distributor and its trustees or directors, officers, and control persons (within the meaning of Section 15 of the Securities Act) against certain liabilities arising under the Securities Act. The indemnification will not apply to actions of the Distributor, its trustees or directors, officers, or control persons in cases of their willful misfeasance, bad faith, or gross negligence in the performance of their duties. The Distribution Agreement further provides that the Distributor will indemnify the Fund and its Trustees, officers, and control persons (within the meaning of Section 15 of the Securities Act) against certain liabilities arising under the Securities Act. The indemnification will not apply to actions of the Fund, its Trustees, officers, or control persons in cases of their willful misfeasance, bad faith, or gross negligence in the performance of their duties.

The Fund is offered on a continuous basis. Purchase orders will be effective only upon the Fund's acceptance, and the Fund reserves the right to reject any purchase order in whole or in part in certain limited circumstances (including, without limitation, when it has reason to believe that a purchase of Shares would be unlawful). Shares are not available in certificated form.

The Adviser may pay additional compensation out of its own resources (i.e., not Fund assets) to certain brokers, dealers or other financial intermediaries that have agreed to participate in the distribution of the Fund's Shares, for sales and wholesaling support, and also for other services including due diligence support, account maintenance, provision of information and support services.

The Distributor is not required to sell any specific number or dollar amount of the Fund's Shares, but will use its best efforts to solicit orders for the sale of the Shares. No market currently exists for the Fund's Shares. The Fund's Shares are not listed and the Fund does not currently intend to list its Shares for trading on any securities exchange, and the Fund does not anticipate that any secondary market will develop for its Shares. Neither the Adviser nor the Fund intends to make a market in the Fund's Shares.

DISTRIBUTIONS

The Fund intends to qualify each year as a RIC under the Code. As a RIC, the Fund generally pays no federal income tax on the income and gains it distributes. Each shareholder of the Fund is entitled to its share of the Fund's distributions of net investment income and net realized capital gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as "distributions."

The Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Fund realizes capital gains or losses whenever it sells securities. Net realized capital gains are distributed to shareholders as "capital gain distributions." Distributions from the Fund's net investment income, including net short-term capital gains, if any, are taxable to shareholders as ordinary income. Any long-term capital gains distributions a shareholder receives from the Fund are taxable as long-term capital gain.

Net investment income, if any, are typically distributed to shareholders monthly, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Code. In addition, the Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period. If the Fund so elects, some portion of each distribution may result in a return of capital, which, for tax purposes, is treated as a return of a shareholder's investment in Shares.

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 30 days prior to a distribution, the request will be effective only with respect to distributions after the 30-day period. A Shareholder whose Shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder's behalf.

A Shareholder may elect to (a) reinvest both dividends and capital gain distributions; (b) receive dividends in cash and reinvest capital gain distributions; or (c) receive both dividends and capital gain distributions in cash.

Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.

Shares will be issued pursuant to the DRIP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend).

There is no sales load or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the DRIP at any time. Any expenses of the DRIP will be borne by the Fund. The reinvestment of dividends and distributions pursuant to the DRIP will increase the Fund's net assets on which the Management Fee is payable to the Adviser.

Security Liquidation Rights [Text Block]

DISSOLUTION AND LIQUIDATION

The Fund may be dissolved upon approval of a majority of the Trustees. Upon the liquidation of the Fund, its assets will be distributed first to satisfy (whether by payment or the making of a reasonable provision for payment) the debts, liabilities and obligations of the Fund, including actual or anticipated liquidation expenses, other than debts, liabilities or obligations to Shareholders, and then to the Shareholders proportionately in accordance with the amount of Shares that they own. Assets may be distributed in-kind on a proportionate basis if the Board determines that the distribution of assets in-kind would be in the interests of the Shareholders in facilitating an orderly liquidation.

Security Liabilities [Text Block]

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee's or officer's duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys' fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Class Y Common shares of beneficial interest, no par value per share	Unlimited	None	1,329,919.357

Outstanding Security, Title [Text Block]			Class Y Common shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,329,919.357
Class Y [Member] | New Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Fund Risk

There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund's liquidation may not be favorable to a shareholder.

Class Y [Member] | Limited Right To Vote And No Right To Participate In Management Of Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Right to Vote and No Right to Participate in Management of the Fund

Investors will have no right or power to take part in the management or control of the Fund and will have extremely limited rights to vote on matters in respect of the Fund. Investors will not receive the detailed financial information that is available to the Adviser with respect to the Fund's investments. Accordingly, no person should purchase Shares in the Fund unless such person is willing to entrust all aspects of the Fund's management to the Board and the Adviser.

Class Y [Member] | Reliance On Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Management

The Fund invests substantially all of its assets in a broad universe of Credit Investments. Investment decisions will be made for the Fund by the Adviser under the supervision of the Board. The success of the Fund will depend on the ability of the Adviser to identify suitable investments. There can be no assurance that the current personnel of the Adviser will continue to be associated with the Adviser for any length of time. The loss of the services of one or more employees of the Adviser could have an adverse impact on the Fund's ability to realize its investment objective.

Class Y [Member] | Changes To Investment Objective Policies And Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes to Investment Objective, Policies, and Restrictions

The investment objective of the Fund is non-fundamental and may be changed by the Board. Except as otherwise stated in this Prospectus or in the Fund's Statement of Additional Information, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board. The Fund generally intends to provide notice to Shareholders of any material change to the investment objective, policies and restrictions of the Fund. It is possible that Shareholders will not be able to exit the Fund before changes take effect.

Class Y [Member] | Repurchase Program Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Program Risks

As described under "Share Repurchase Program," the Fund is an "interval fund" and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund's Shareholders, and generally are funded from available cash, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund's expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund's investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Certain Shareholders, including the Adviser or its affiliates, may from time to time own or control a significant percentage of the Fund's Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See "Share Repurchase Program."

Class Y [Member] | Failure To Achieve Investment Objective [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Achieve Investment Objective

There can be no assurance that the Fund will achieve its investment objective. The Adviser's assessment of the short-term or long-term prospects of various Credit Investments may not prove accurate. No assurance can be given that any investment or trading strategy implemented by the Fund or those Credit Investments in which the Fund invests will be successful. Furthermore, because of the speculative nature of the investments and trading strategies of certain of the Credit Investments, there is a risk that the Fund may suffer a significant or complete loss of its invested capital in one or more Credit Investments, and that consequently Shareholders may suffer a significant or complete loss of their invested capital in the Fund.

Class Y [Member] | General Economic And Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions

The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund and Credit Investments. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

The market value of the Fund's investments may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions or industry or economic trends or developments may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in money policy, increases or decreases in interest rates, war, acts of terrorism, recessions, or other actual or perceived factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder repurchases, and other adverse effects that could negatively impact the Fund's performance. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to the outbreak of COVID-19.

Class Y [Member] | Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Strategy Risk

The Fund is subject to strategy risk. Strategy risk is associated with the failure or deterioration of an entire strategy (such that most or all CLOs and/or CLO managers in the strategy suffer significant losses). Strategy specific losses can result from excessive concentration by CLO managers in the same investment or broad events that adversely affect particular strategies (e.g., illiquidity within a given market). Many of the strategies employed by the CLO managers are speculative and involve substantial risk of loss.

Class Y [Member] | Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund may invest a significant portion of its assets in non-publicly traded securities. As a result, although the Fund expects that some of its investments may trade on public or private secondary marketplaces, a market value for its Credit Investments will typically not be readily determinable. Under the 1940 Act, for the Fund's investments for which there are no readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded, the Adviser will value such securities at fair value as determined by the Adviser in good faith in accordance with the Adviser's valuation procedures ("Valuation Procedures"). While the Board retains ultimate authority as to the appropriate valuation of each such investment, the Board has appointed the Adviser as the Fund's valuation designee to make fair value determinations. The Adviser may utilize the services of an independent pricing service, which prepares valuations for each of the Fund's portfolio investments that are not publicly traded or for which the Fund does not have readily available market quotations. The Adviser may also seek to fair value securities with valuations from at least one independent broker or dealer. Because fair valuations are inherently uncertain and may be based on estimates, the determinations of fair value for certain securities may differ materially from the values that would be assessed if a readily available market quotation for these securities existed.

Class Y [Member] | Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

The Fund is classified as a "non-diversified" investment company under the 1940 Act, although it is diversified for purposes of the Code. An investment company classified as "diversified" under the 1940 Act is subject to certain limitations with respect to the value of the company's assets invested in particular issuers. As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

Class Y [Member] | Risks Of Securities Activities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Securities Activities

All securities investing and trading activities involve the risk of loss of capital. While the Adviser will attempt to manage these risks, there can be no assurance that the Fund's investment activities will be successful or that Shareholders will not suffer losses. The following discussion sets forth some of the more significant risks associated with the styles of investing of the Fund and the underlying Credit Investments:

Class Y [Member] | Risks of Investing in CLOs
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in CLOs

Indirect Investments in Senior Secured Loans. The Fund may obtain exposure to underlying senior secured loans through its investments in CLOs, but may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.

In addition, the portfolios of certain CLOs in which the Fund invests may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors' actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which the Fund may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.

Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which the Fund invests. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower's financial condition. Accordingly, to the extent that the CLOs that the Fund invests in hold covenant-lite loans, the Fund's CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Risk of Investing in CLO Securities and Other Credit Investments. The Fund's investments may consist primarily of CLO securities, and the Fund may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. The Fund and other investors in CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of the Fund's investment strategy, and scheduled payments to junior tranches have a priority in right of payment to equity tranches.

CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including collateralized bond obligations ("CBOs") and equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage related securities and trust preferred securities. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.

In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund's investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the Fund may target. In addition, CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security's priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.

Risk of Investing in Primary CLO Market. Between the pricing date and the effective date of a CLO, the CLO manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the CLO manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO equity and debt investors to receive less than face value of their investment.

Lack of Diversification Among CLO Securities. The Fund's portfolio may hold investments in a limited number of CLO securities. Beyond the asset diversification requirements associated with the Fund's qualification as a RIC under the Code, the Fund does not have fixed guidelines or limitations on the ability to invest in any one CLO, and the Fund's investments may be made in relatively few CLO securities. If the Fund invests in a relatively small number of CLOs, it is more susceptible to risk of loss if one or more of the CLOs in which it is invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns the Fund realizes may be significantly adversely affected if a small number of investments perform poorly or if the Fund needs to write down the value of any one investment. The Fund may also invest in multiple CLOs managed by the same CLO manager, thereby increasing the Fund's risk of loss in the event the CLO manager were to fail, experience the loss of key portfolio management employees or sell its business.

Risk of Failure to Maintain a Broad Range of Underlying Obligors Across the CLOs. The Fund may be subject to focused investment risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent the Fund invests in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on the CLO investments occurring together.

Risk of Underlying CLO's Failure to Satisfy Certain Tests. The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments the Fund, as holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund's investment performance.

Negative Loan Ratings Migration Risk. Per the terms of a CLO's indenture, assets rated "CCC+" or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO's overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the CLO equity and junior debt tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on the Fund's NAV and cash flows.

Risk of Additional Expenses Through the Fund's Investments in CLOs and Other Investment Vehicles. The Fund invests in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, and, to the extent the Fund so invests, will bear its ratable share of a CLO's or any such investment vehicle's expenses, including management and performance fees.

Risk of Reduced Transparency in CLO Investments. The Fund invests primarily in equity and debt tranches of CLOs and other related investments. Generally, there may be less information available to the Fund regarding the collateral held by such CLOs than if the Fund had invested directly in the debt of the underlying obligors. As a result, the Fund does not know the details of the collateral of the CLOs in which it invests or receive the reports issued with respect to such CLO. In addition, none of the information contained in certain monthly reports nor any other financial information furnished to the Fund as a noteholder in a CLO is audited and reported upon, nor is an opinion expressed, by an independent public accountant. The Fund's CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.

CLO Investments Involve Complex Documentation and Accounting Considerations. CLOs and other structured finance securities in which the Fund invests are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.

The accounting and tax implications of the CLO investments that the Fund makes are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, or "GAAP," based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within the Fund's fiscal year, even though the investments are generating cash flow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cash flows are reflected in a constant yield to maturity.

CLO Manager Risk. The Fund relies on CLO managers to administer and review the portfolios of collateral they manage. The actions of the CLO managers may significantly affect the return on the Fund's investments; however, the Fund, as an investor of the CLO, typically does not have any direct contractual relationship with the managers of the CLOs in which it invests. The ability of each CLO manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on the Fund's investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund will also rely on CLO managers to act in the best interests of a CLO it manages; however, such CLO managers are subject to fiduciary duties owed to other classes of notes besides those in which the Fund invests; therefore, there can be no assurance that the CLO managers will always act in the best interest of the class or classes of notes in which the Fund invested. If any CLO manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of the Fund's investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO manager, the Fund may not be incentivized to pursue actions against the CLO manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to the Fund as an investor in the CLO. In addition, to the extent the Fund invests in CLO equity, liabilities incurred by the CLO manger to third parties may be borne by the Fund to the extent the CLO is required to indemnify its CLO manager for such liabilities.

In addition, the CLOs in which the Fund invests are generally not registered as investment companies under the 1940 Act. As an investor in these CLOs, the Fund is not afforded the protections that stockholders in an investment company registered under the 1940 Act would have.

CLO Manager Key Personnel Risk. Given that the Fund invests in CLO securities issued by CLOs which may be managed by unaffiliated CLO managers, the Fund is dependent on the skill and expertise of such managers. The Adviser's ability to analyze and diligence potential CLO managers differentiates its approach to investing in CLO securities. However, the Fund cannot assure you that, for any CLO it invests in, the CLO manager in place when it invests in such CLO securities will continue to manage such CLO through the life of its investment. CLO managers are subject to removal or replacement by other holders of CLO securities without its consent, and may also voluntarily resign as CLO manager or assign their role as CLO manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager's role will not adversely affect the returns on the CLO securities in which the Fund invests.

Risk of Special Anti-Deferral Provisions in CLO Securities. Some of the CLOs in which the Fund invests may constitute "passive foreign investment companies," or "PFICs." If the Fund acquires interests treated as equity for U.S. federal income tax purposes in PFICs (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), the Fund may be subject to federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund or to its Shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFIC's income for each tax year regardless of whether it receives any distributions from such PFIC. The Fund must nonetheless distribute such income to maintain its status as a RIC. Treasury Regulations generally treat the Fund's income inclusion with respect to a PFIC with respect to which the Fund made a qualified electing fund, or "QEF," election, as qualifying income for purposes of determining the Fund's ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund's business of investing in stock, securities, or currencies. As such, the Fund may be restricted in its ability to make QEF elections with respect to its holdings in issuers that could be treated as PFICs in order to ensure its continued qualification as a RIC and/or maximize the Fund's after-tax return from these investments.

If the Fund is required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, the Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Risk of Underlying CLO's Tax Status. Each CLO in which the Fund invests will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines or the IRS, otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.

Risk of Underlying CLO's Failure to Comply with Certain U.S. Tax Disclosure Requirements. The U.S. Foreign Account Tax Compliance Act provisions of the Code, or "FATCA" imposes a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to equity and junior debt holders in such CLO, which could materially and adversely affect the fair value of the CLO's securities, the Fund's investment performance.

Risk of Increased Competition in the Market or a Decrease in New CLO Issuances. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While the Fund cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, the Fund can offer no assurances that it will deploy all of its capital in a timely manner or at all. Prospective investors should understand that the Fund may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to it.

Class Y [Member] | Other Risks Of Investing In Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Risks of Investing in Credit Investments

Warehouse Investment Risk. In connection with its investments in CLOs and Credit Investments, the Fund may also invest in interests in warehousing facilities. Warehouses, or warehousing facilities, are financing structures created prior to and in anticipation of CLO closings and issuing securities and are intended to aggregate direct loans, corporate loans, and/or other debt obligations that may be used to form the basis of CLO vehicles. To finance the acquisition of a warehouse's assets, a financing facility (a "Warehouse Facility") is often opened by (i) the entity or affiliates of the entity that will become the CLO manager of the CLO upon its closing and/or (ii) third-party investors that may or may not invest in the CLO. The period from the date that a warehouse is opened and asset accumulation begins to the date that the CLO closes is commonly referred to as the "warehousing period." In practice, investments in warehouses ("Warehouse Investments") are structured in a variety of legal forms, including subscriptions for equity interests or subordinated debt investments in special purpose vehicles that obtain a Warehouse Facility secured by the assets acquired in anticipation of a CLO closing.

A Warehouse Investment generally bears the risk that (i) the warehoused assets (typically senior secured corporate loans) will drop in value during the warehousing period, (ii) certain of the warehoused assets default or for another reason are not permitted to be included in a CLO and a loss is incurred upon their disposition, and (iii) the anticipated CLO is delayed past the maturity date of the related Warehouse Facility or does not close at all, and, in either case, losses are incurred upon disposition of all of the warehoused assets. In the case of (iii), a particular CLO may not close for many reasons, including as a result of a market-wide material adverse change, a manager-related material adverse change or the discretion of the manager or the underwriter.

There can be no assurance that a CLO related to Warehouse Investments will be consummated. In the event a planned CLO is not consummated, investors in a warehouse (which may include the Fund) may be responsible for either holding or disposing of the warehoused assets. Because leverage is typically used in warehouses, the potential risk of loss may be increased for the owners of Warehouse Investments. This could expose the Fund to losses, including in some cases a complete loss of all capital invested in a Warehouse Investment.

The Warehouse Investments represent leveraged investments in the underlying assets of a warehouse. Therefore, the value of a Warehouse Investment is often affected by, among other things, (i) changes in the market value of the underlying assets of the warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the warehouse; and (iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the leveraged nature of a Warehouse Investment, a significant portion (and in some circumstances all) of the Warehouse Investments made by the Fund may not be repaid

Illiquid Investments. The Fund and CLOs may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The market prices, if any, for such securities tend to be volatile and the Fund and CLO managers may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The Fund's and CLOs' investments in illiquid securities may reduce the returns of the Fund and the Credit Investments, respectively, because they may be unable to sell the illiquid securities at an advantageous time or price. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time-to-time.

In addition, the securities issued by CLOs generally offer less liquidity than other investment grade or high-yield corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that the Fund may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, the Fund's ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent the Fund from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.

Loan Participations and Assignments. The Fund and CLOs may purchase loan participations and assignments. Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Fund or the Credit Investment derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund or the Credit Investment may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund or the Credit Investment had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund and the Credit Investment may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower), so that the Fund and the Credit Investment may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When the Fund or the Credit Investment purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund and the Credit Investment may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be illiquid investments, which are subject to the risk described above.

Fixed-Income Securities. The Fund and CLOs may invest in fixed-income securities, which are obligations of the issuer to make payments of principal and/or interest on future dates, and include, among other securities: bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or by a foreign government; and municipal securities. These securities may pay fixed, variable, or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity (i.e., market risk).

Credit Risk; Lower-Rated Securities Risk. The Fund and CLOs may invest in both investment grade and non-investment grade debt securities and investment grade and below investment grade equity and debt securities of CLOs. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO") in one of the four highest rating categories or, if not rated by any NRSRO, have been determined to be of comparable quality. Non-investment grade debt securities (commonly referred to as "junk bonds") are securities that have received a rating from a NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for the Fund to sell these securities, or the Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, the Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating the Fund's NAV. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. If the Fund experiences significant repurchases, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the Fund's exposure to the risks of high yield securities.

Lower-rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's NAV.

High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

There may be little trading in the secondary market for particular bonds, which may adversely affect the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market. The Fund may purchase debt securities (such as zero coupon securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and is therefore subject to the distribution requirements applicable to RICs under Subchapter M of the Code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Interest Rate Risk. The market value of bonds and other fixed income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates, which will likely drive down bond prices. The magnitude of these fluctuations in the market price of bonds and other fixed income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund's investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund's NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Fund's management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the "full faith and credit" of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed income securities, government-guaranteed securities will fluctuate in value when interest rates change.

The Fund's possible use of leverage, including through the use of instruments such as reverse repurchase agreements, will tend to increase the Fund's interest rate risk. The Fund may utilize certain strategies, including taking positions in futures or swaps, for the purpose of reducing the interest rate sensitivity of fixed income securities held by the Fund and decreasing the Fund's exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful or that any hedges that the Fund may establish will perfectly correlate with movements in interest rates.

The Fund and CLOs may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Fund also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund's Shares.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund or a Credit Investment is called for redemption or conversion, the Fund or Credit Investment could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields that are higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities. The Fund and Credit Investments may purchase convertible securities of all ratings, as well as unrated securities.

Preferred Securities. The Fund and CLOs may invest in trust preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, traditional preferred stock, contingent-capital securities, hybrid securities (which have characteristics of both equity and fixed-income instruments) and public income notes. Preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature in that they have no maturity dates or have stated maturity dates.

Synthetic Investments Risk. The Fund and CLOs may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with directly or indirectly holding senior secured loans and high-yield debt securities, with respect to synthetic strategy, the Fund or CLO managers will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. The Fund or CLO manager generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Fund will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, The Fund or CLO manager may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, The Fund and Credit Investments will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subject us to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.

Prepayment Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund's income and distributions to shareholders. This is known as prepayment or "call" risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met ("call protection"). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio's current earnings rate. With respect to CLOs, as part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO's covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow that the CLO manager is able to achieve. The investment tests may incentivize a CLO manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce the Fund's return on investment and may have a negative effect on the fair value of its assets and the market value of its securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO's securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche, who can direct a call or refinancing of a CLO, causing such CLO's outstanding CLO debt securities to be repaid at par earlier than expected. There can be no assurance that the Fund will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Duration and Maturity Risk. The Fund has no set policy regarding portfolio maturity or duration of the fixed income securities it may hold. The Adviser may seek to adjust the portfolio's duration or maturity based on its assessment of current and projected market conditions and all factors that the Adviser deems relevant. In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument's expected principal and interest payments. Specifically, duration measures the anticipated percentage change in NAV that is expected for every percentage point change in interest rates. The two have an inverse relationship. Duration can be a useful tool to estimate anticipated price changes to a fixed pool of income securities associated with changes in interest rates. For example, a duration of five years means that a 1% decrease in interest rates will increase the NAV of the portfolio by approximately 5%; if interest rates increase by 1%, the NAV will decrease by 5%. However, in a managed portfolio of fixed income securities having differing interest or dividend rates or payment schedules, maturities, redemption provisions, call or prepayment provisions and credit qualities, actual price changes in response to changes in interest rates may differ significantly from a duration-based estimate at any given time. Actual price movements experienced by a portfolio of fixed income securities will be affected by how interest rates move (i.e., changes in the relationship of long-term interest rates to short-term interest rates and in the relationship of interest rates for highly rated securities and rates for below investment grade securities), the magnitude of any move in interest rates, actual and anticipated prepayments of principal through call or redemption features, the extension of maturities through restructuring, the sale of securities for portfolio management purposes, the reinvestment of proceeds from prepayments on and from sales of securities, and credit quality-related considerations whether associated with financing costs to lower credit quality borrowers or otherwise, as well as other factors. Accordingly, while duration maybe a useful tool to estimate potential price movements in relation to changes in interest rates, investors are cautioned that duration alone will not predict actual changes in the net asset or market value of the Fund's shares and that actual price movements in the Fund's portfolio may differ significantly from duration-based estimates. Duration differs from maturity in that it takes into account a security's yield, coupon payments and its principal payments in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund's portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio's average duration or maturity. There can be no assurances that the Adviser's assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio's duration or maturity will be successful at any given time.

Mezzanine Investments Risk. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer's capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Structured Notes Risk. Investments in structured notes involve risks, including credit risk and market risk. Where the Fund's investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Non-U.S. Investments. It is expected that the Fund and CLOs may invest in securities of non-U.S. companies and foreign countries. Investing in these securities involves certain considerations not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain or other income (see "Tax Matters"); the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Fund's and the Credit Investments' investment opportunities. In addition, financial statements of foreign issuers are generally governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Moreover, an issuer of securities may be domiciled or may operate in a country other than the country in whose currency the instrument is denominated, thereby increasing the possibility of an adverse impact from currency changes. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other. There is also less regulation, generally, of the securities markets in foreign countries than there is in the United States. In addition, unfavorable changes in foreign currency exchange rates may adversely affect the U.S. dollar values of securities denominated in foreign currencies or traded in non-U.S. markets. The Adviser and the CLO managers may, but are not required to, hedge against such risk, and there is no assurance that any attempted hedge will be successful.

Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global economy, financial markets and the Fund or Credit Investments. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund's or Credit Investment's investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

On January 31, 2020, the United Kingdom (the "UK") formally withdrew from the European Union (the "EU") (commonly referred to as "Brexit"). Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK's future relationship with the EU, the EU and the UK Government signed an agreement on December 30, 2020 regarding the economic relationship between the UK and the EU. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences of Brexit, how future negotiations of trade relations will proceed, and how the financial markets will react to all of the preceding. As this process unfolds, markets may be further disrupted. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Fund's investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

On February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia's actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund's investments.

The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund's investments due to the interconnected nature of the global economy and capital markets.

Securities of Other Investment Companies. Securities of other investment companies, including shares of closed-end investment companies, business development companies ("BDCs"), unit investment trusts, open-end investment companies (i.e., mutual funds), exchange-traded funds ("ETFs") and real estate investment trusts ("REITs"), represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. When the Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Certain types of investment companies, such as closed-end investment companies and BDCs, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market at a premium or discount to their NAV.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. The Fund also may be subject to adverse tax consequences to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

Generally, federal securities laws limit the extent to which investment companies can invest in securities of other investment companies, subject to certain statutory, regulatory and other exceptions. For example an investment company is generally prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory or other exceptions. Pursuant to Rule 12d1-1 under the 1940 Act and the conditions set forth therein, the Fund may invest in one or more affiliated or unaffiliated investment companies that operate in compliance with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12(d)(1)(A). The Fund may invest in investment companies managed by the Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder. The Fund may invest in such Rule 2a-7 compliant investment companies for cash management purposes and to serve as collateral for derivatives positions.

In addition, Rule 12d1-4 under the 1940 Act permits an investment company to invest in other investment companies beyond the statutory limits of Section 12(d)(1)(A), subject to certain conditions. Notwithstanding the foregoing, an investment company that is an acquired fund of a registered investment company in reliance on Section 12(d)(1)(G) of the 1940 Act, generally will not be permitted to invest in shares of other investment companies beyond the limits set forth in Section 12(d)(1)(A), other than in the limited circumstances set forth in Rule 12d1-4.

The Fund may invest in unaffiliated underlying funds in reliance on Section 12(d)(1)(F) of the 1940 Act. Section 12(d)(1)(F) provides in pertinent part that issuers of any security purchased by the Fund are not obligated to redeem such security in an amount exceeding 1% of such issuer's total outstanding securities during any period of less than thirty days. As a result, shares of an unaffiliated underlying fund held by the Fund in excess of 1% of the unaffiliated underlying fund's outstanding shares could in certain circumstances be considered illiquid. The liquidity of such excess shares will be considered on a case-by-case basis by the Adviser based on the following factors: (i) the Adviser's knowledge of an unaffiliated underlying fund's section 12(d)(1)(F) redemption practice upon discussion with the unaffiliated underlying fund's investment adviser; (ii) the Fund's past specific redemption experiences with the unaffiliated underlying fund; (iii) the Adviser's evaluation of general market conditions that may affect securities held by the unaffiliated underlying fund; (iv) the Fund's ability to accept a redemption in-kind of portfolio securities from the unaffiliated underlying fund; (v) significant developments involving the unaffiliated underlying fund; and (vi) any other information the Adviser deems relevant.

ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

BDCs are a type of closed-end investment company regulated under the 1940 Act. BDCs generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. Generally, little public information exists for private and thinly traded companies in which a BDC may invest and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. Fund Shareholders will indirectly bear the Fund's proportionate share of any management and other operating expenses, and of any performance based or incentive fees, charged by the BDCs in which the Fund invests, in addition to the fees and expenses that Fund Shareholders directly bear in connection with the Fund's own operations. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount or premium to their net asset value.

Money Market Instruments. The Fund may invest (and during periods of adverse market or economic conditions for defensive purposes, it may invest some or all of its assets) in high quality money market instruments and other short-term obligations, money market mutual funds or repurchase agreements with banks or broker-dealers or may hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. The Fund also may invest in these instruments for liquidity purposes pending allocation of their respective offering proceeds and other circumstances. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Distressed Credits. The Fund and CLOs may invest in securities of domestic and foreign issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. Investments of this type may involve substantial financial and business risks that can result in substantial or at times even total losses. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments also may be adversely affected by state and federal laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability, and the power of the Bankruptcy Court to disallow, reduce, subordinate, or disenfranchise particular claims. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied), or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Credit Investment of the security in respect to which such distribution was made.

Class Y [Member] | Lack Of Operating History Of Certain Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Operating History of Certain Credit Investments

Certain Credit Investments in which the Fund invests may be newly formed entities that have no operating histories. Therefore, the Adviser will not be able to evaluate the past performance of such investment.

Class Y [Member] | Limitations Of Prior Performance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations of Prior Performance

Whenever possible, the Adviser will evaluate the past investment performance of CLO managers and their personnel. However, this past investment performance may not be indicative of the future results of an investment in the Credit Investment managed by such manager. Furthermore, CLO managers' trading methods are dynamic and change over time, and thus a manager will not always use the same trading method in the future that was used to compile past performance histories.

Class Y [Member] | Reliance On Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Adviser

The Fund's investment program should be evaluated on the basis that there can be no assurance that the Adviser's assessments of Credit Investments and CLO managers, and, in turn, its assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and the Fund's net asset value may decrease.

Class Y [Member] | Investment Focus [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Focus

The Fund invests substantially all of its assets in Credit Investments. However, various factors, including prevailing market conditions, available investment opportunities, the amount of investable assets, and the timing of investments, may limit the Adviser's ability to invest the Fund's assets in various Credit Investments.

Also, the Adviser cannot guarantee that the Credit Investments will not be concentrated. Credit Investments may target or concentrate their investments in particular markets or sectors. As a result of any such concentration of investments, the portfolios of such Credit Investments are subject to greater volatility than if they had non-concentrated portfolios. Those Credit Investments that target a specific sector will also be subject to the risks of that sector, which may include, but not be limited to, rapid obsolescence of technology, sensitivity to regulatory changes, dependence on the credit markets and access to sufficient capital, minimal barriers to entry, and sensitivity to overall market swings.

The Fund may also be subject to the risk of concentration from individual investment decisions made by the Adviser and the various CLO managers to invest in the same security, industry or sector, thereby increasing the Fund's exposure to such security, industry or sector.

For these and other reasons, the Fund could potentially be focused in a relatively few number of Credit Investments. One risk of having a limited number of investments is that the aggregate returns realized by Shareholders may be substantially adversely affected by the unfavorable performance of a small number of such investments. The portfolio of the Fund may therefore be subject to greater risk than the portfolio of a similar fund that does not focus its investments to the same extent.

Class Y [Member] | Lack Of Control Over Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control Over Credit Investments

The Fund may have no right or power to take part in the management or control of Credit Investments and only limited rights, if any, to vote on matters in respect of Credit Investments. To the extent the Fund's holdings in a Credit Investment afford it no ability to vote on matters relating to the Credit Investment, the Fund will have no say in matters that could adversely affect the Fund's investment in the Credit Investment. Credit Investments may be permitted to distribute securities in kind to investors, including the Fund, and any such securities may be illiquid or difficult to value. In such circumstances, the Adviser may seek to dispose of these securities in a manner that is in the best interests of the Fund.

Class Y [Member] | Financing Arrangements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financing Arrangements

As a general matter, the banks and dealers that provide financing to some Credit Investments have considerable discretion in setting and changing their margin, haircut, financing, and collateral valuation policies. Changes by banks and dealers in any of the foregoing policies may result in large margin calls, loss of financing and forced liquidations of positions at disadvantageous prices. There can be no assurance that any particular Credit Investment will be able to secure or maintain adequate financing, without which an investment in such Credit Investment may not be a viable investment.

Class Y [Member] | Special Risks Of Multi Tiered Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks of Multi-Tiered Investments

Credit Investments in which the Fund invests generally will not be registered as investment companies under the 1940 Act, and, therefore, the Fund will not have the benefit of various protections afforded by the 1940 Act with respect to its investments in Credit Investments. For example, registered investment companies are subject to various custody and safekeeping provisions designed to protect the companies' assets. Credit Investments are not subject to these provisions and may be subject to a greater risk of loss associated with a failed custody relationship, including as a result of misconduct by a CLO manager. When the Adviser invests the Fund's assets with a Credit Investment, the Fund does not have custody of the assets or control over their investment. Therefore, there is a risk that the CLO manager could divert or abscond with the assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct. The CLO managers with whom the Adviser invests the Fund's assets may be private and have not registered their investment funds or investment advisory operations under federal or state securities laws. This lack of registration, with the attendant lack of regulatory oversight, may enhance the risk of misconduct by the CLO managers.

Although the Adviser expects to receive information from each CLO manager regarding its investment performance and investment strategy on a regular basis, the Adviser may have limited access to the specific underlying holdings of the Credit Investment and little ability to independently verify the information that is provided by the CLO manager. A CLO manager may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. At any given time, the Adviser may not know the composition of a Credit Investment's portfolio with respect to the degree of hedged or directional positions, the extent of concentration risk or exposure to specific markets, industries, sectors or collateral types. In addition, the Adviser may not learn of significant structural changes, such as personnel, manager withdrawals or capital growth, until after the fact.

By investing in Credit Investments indirectly through the Fund, Shareholders bear fees at both the Fund level and the Credit Investment level. Performance-based fees at the Credit Investment level may create an incentive for a CLO manager to make investments that are riskier or more speculative than if the CLO manager had no such interest, because the CLO manager will not bear an analogous portion of depreciation in the value of the relevant Credit Investment's assets if the value of the Credit Investment declines.

Shareholders also bear a proportionate share of the other operating expenses of the Fund (including administrative expenses) and, indirectly, similar expenses of Credit Investments. A Shareholder who meets the conditions imposed by the Credit Investments, including investment minimums that may be considerably higher than the minimum imposed by the Fund, could invest directly with Credit Investments and avoid paying Fund expenses.

Investment decisions of CLO managers are made independently of each other. As a result, at any particular time, one CLO manager may be purchasing securities of an issuer whose securities are being sold by another CLO manager for another CLO. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Since the Fund may be able to make investments in or effect withdrawals from Credit Investments only at certain times, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market or other more liquid securities than it otherwise might wish to invest, the Fund may not be able to withdraw its investment in a Credit Investment promptly after it has made a decision to do so, and the Fund may have to borrow money to enable the Fund to tender for Shares. This may adversely affect the Fund's investment return.

Credit Investments may be permitted to redeem their interests in-kind. Thus, upon the Fund's withdrawal of all or a portion of its interest in a Credit Investment, the Fund may receive securities that are illiquid or difficult to value. In these circumstances, the Fund may seek to dispose of these securities in an appropriate manner.

The Fund may agree to indemnify certain of the Credit Investments and CLO managers from liability, damage, cost or expense arising out of, among other things, certain acts or omissions.

The Credit Investments may, at any time and without notice to the Fund, change their investment objectives, policies or strategies. This may adversely affect the Fund's allocation among investment strategies and may adversely affect the Fund's overall risk. Further, the Fund may not be able to withdraw its investment in such Credit Investment prior to such change(s) taking effect.

Class Y [Member] | Valuations by CLO Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations by CLO Managers

With respect to certain Credit Investments in private investment partnerships for which there is no trading market, the value of the Fund's investment must be valued at fair value as determined in good faith by the Adviser. In performing such fair valuation, the Adviser will use a methodology established by its Valuation Procedures. In making a fair value determination, the Adviser may consider valuation information about a Credit Investment provided by a CLO manager. However, CLO managers typically have discretion to determine whether market prices or quotations fairly represent the value of particular assets held by the Credit Investment. As a result, pricing information provided to the Adviser by a CLO manager may not reflect market prices or quotations for the underlying assets held by such Credit Investment. In addition, certain securities in which such Credit Investments invest may not have readily ascertainable market prices. These securities may nevertheless generally be valued by CLO managers, even though they will generally face a conflict of interest in valuing such securities because the values given to the securities will affect the compensation of the managers. In all instances where fair valuation of the Fund's securities is required, the Adviser will make fair value determinations in good faith, subject to Board oversight.

Neither the Adviser nor the Board will be able to confirm independently the accuracy of the valuations provided by certain of the CLO managers. Furthermore, these valuations will typically be estimates only, subject to revision based on the Credit Investment's annual audit. Such revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, because they relate to information available only at the time of the revision, will not affect the amount received from the Fund by Shareholders who tendered their Shares for repurchase and received all of their redemption proceeds prior to such adjustments. As a result, to the extent that such subsequently adjusted valuations from the CLO managers or revisions to net asset value of a Credit Investment adversely affect the net asset value of the Fund, the outstanding Shares will be adversely affected by prior repurchases to the benefit of Shareholders who tendered their Shares for repurchase at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Shares and to the detriment of Investors who previously tendered their Shares for repurchase at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New investors may be affected in a similar way. Revisions to the gain and loss calculations of the Fund will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of the Fund are completed.

Class Y [Member] | Short Term And Defensive Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short-Term and Defensive Investments

The Fund will invest its cash reserves in high quality short-term investments. These investments may include money market instruments and other short-term debt obligations, money market mutual funds, and repurchase agreements with banks and broker-dealers. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a significant portion of its assets in these securities or hold cash. This could prevent the Fund from achieving its investment objective.

Class Y [Member] | Market Crisis And Governmental Intervention [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Crisis and Governmental Intervention

The global financial markets continue to be subject to pervasive and fundamental disruptions that have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an "emergency" basis with little or no notice, with the consequence that some market participants' ability to continue to implement certain strategies or manage the risk of their outstanding positions has been suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies.

Legal, tax and regulatory changes could occur that may materially adversely affect the Fund, the Adviser, Credit Investments and CLO managers. For example, the regulatory and tax environment for derivative instruments is changing rapidly, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments and the ability of the Fund and Credit Investments to pursue their trading strategies. Similarly, the regulatory environment for leveraged investors and for alternative funds generally is changing rapidly, and changes in the direct or indirect regulation of leveraged investors or alternative funds, including tax regulation applicable thereto, may materially adversely affect the ability of the Fund and Credit Investments to pursue their investment objectives or strategies. Due to events in the markets over the past several years, and recent legislation, additional regulatory change may occur in the future.

It is impossible to predict with certainty what additional interim or permanent governmental restrictions may be imposed on the markets and/or the effect of such restrictions on the Fund, the Adviser, Credit Investments and CLO managers. Legislation or regulation, which could be substantial and is unpredictable, could pose additional risks and result in material adverse consequences to the Fund and Credit Investments and/or limit potential investment strategies that would have otherwise been used by the Fund and Credit Investments in order to seek to obtain higher returns. There is a high likelihood of significantly increased regulation of the global financial markets, and that such increased regulation could be materially detrimental to the performance of the Fund and Credit Investments.

Class Y [Member] | Legal And Regulatory Changes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and Regulatory Changes

Legal and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the Commodity Futures Trading Commission, or the "CFTC," the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect us. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this Prospectus. Thus, any such changes, if they occur, could have a material adverse effect on the Fund's investments and the value of the Fund's NAV.

In addition, the staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact the Fund's ability to implement its investment strategy, or could cause the Fund to take certain actions that may result in an adverse impact on Shareholders or the Fund's financial condition. The Fund is unable at this time to assess the likelihood or timing of any such regulatory development.

Class Y [Member] | Market Disruptions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruptions

The Fund and Credit Investments may incur major losses in the event of disrupted markets and other extraordinary events which may affect markets in a way that is not consistent with historical pricing relationships. The risk of loss from a disconnect with historical prices is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund and Credit Investments from their banks, dealers and other counterparties will typically be reduced in disrupted markets. Such a reduction may result in substantial losses to the Fund and Credit Investments. In 1994, in 1998 and again in the so-called "credit crunch" of 2007-2008 a sudden restriction of credit by the dealer community resulted in forced liquidations and major losses for a number of investment vehicles. The "credit crunch" of 2007-2008 has particularly affected investment vehicles focused on credit-related investments. However, because market disruptions and losses in one sector can cause ripple effects in other sectors, during the "credit crunch" of 2007-2008 many investment vehicles suffered heavy losses even though they were not necessarily heavily invested in credit-related investments. In addition, market disruptions caused by unexpected political, military and terrorist events or from may from time to time cause dramatic losses for the Fund and Credit Investments and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Class Y [Member] | Current Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Current Market Conditions Risk

Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have historically raised interest rates which may negatively impact the performance of securities held by the Fund. Certain market factors may result in central banks changing their approach in the future. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Fund, and any regulatory changes could adversely impact the Fund's ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund's investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If any geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund's assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Fund. These events, and any other future events, may adversely affect the prices and liquidity of the Fund's investments and could result in disruptions in the trading markets.

Class Y [Member] | Risks Of Cyber Attacks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Cyber-Attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Fund, Credit Investments and their service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund, Credit Investments and their service providers use to service their operations, ransomware, operational disruption or failures in the physical infrastructure or operating systems that support the Fund, Credit Investments and their service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund, Credit Investments and their service providers, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investment in such companies to lose value. There can be no assurance that the Fund, Credit Investments and their service providers, or the issuers of the securities in which the Fund or a Credit Investment invests will not suffer losses relating to cyber-attacks or other information security breaches in the future. The Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund's positions.

Class Y [Member] | Allocation Of Investment Opportunities 1940 Act Restrictions On Investing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation of Investment Opportunities; 1940 Act Restrictions on Investing

The Fund competes for investments with other investment funds and institutional investors. Certain investors have increasingly begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Some of the Fund's competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund's competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund's competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund's competitors may not be subject to the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund. These factors may make it more difficult for the Fund to achieve its investment objective.

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons) unless SEC relief is available. Among others, affiliated persons of the Fund may include other investment funds managed by the Adviser or its affiliates. The 1940 Act prohibits certain "joint" transactions with the Fund's affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the 1940 Act or other regulatory guidance. Even if the Fund were to be able to rely on such rule or guidance that would permit certain "joint" transactions, the conditions imposed by the SEC staff may preclude the Fund from transactions in which it would otherwise wish to engage. There can be no assurance that the 1940 Act prohibition on certain "joint" transactions or the conditions imposed under the SEC staff rules or guidance with respect to such transactions will not adversely affect the Fund's ability to capitalize on attractive investment opportunities. For example, in some instances, the Fund will not be permitted to co-invest in privately negotiated transactions in which a term other than price is negotiated.

In addition, entering into certain transactions that are not deemed "joint" transactions (for purposes of the 1940 Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the 1940 Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of current or future joint transactions, the Adviser may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.

Class Y [Member] | Other Activities Of Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Activities of the Adviser

There may be numerous potential conflicts of interest between the Adviser or its affiliates (referred to collectively in this section as the "Management Parties") on the one hand, and the Fund on the other hand, and between the Fund and other investment pools and clients managed by the Management Parties, including but not limited to their own accounts and the accounts of family members ("Other Accounts"). Certain investment opportunities may be appropriate for the Fund and the Management Parties and for such Other Accounts. The Management Parties are not obligated to share any investment opportunity with the Fund, although it and those Other Accounts may invest in the opportunity subject to applicable law. There may be circumstances under which the Management Parties will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's assets they commit to such investment. Under some circumstances, if the Management Parties or Other Accounts have significant investments in an investment opportunity, regulation may restrict the Fund's ability to participate in the investment opportunity. There also may be circumstances under which the Management Parties purchase or sell an investment for their Other Accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for one or more Other Accounts. The Management Parties may have interests in Other Accounts they manage which differ from their interests in the Fund and may manage such Other Accounts on terms that are more favorable to them than the terms on which they manage the Fund. In addition, the Management Parties may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are more favorable to the Management Parties than the fees charged to the Investors, thereby creating a financial incentive to favor such Other Accounts.

Subject to applicable regulatory limitations, the Fund may sell any of its investments to the Management Parties or a client of the Management Parties, and the Fund may purchase an investment made by the Management Parties or any such client. In addition, to the extent permitted by applicable law, the Management Parties, in their sole discretion, may from time to time take an active management role in one or more companies in which the Fund invests, directly or indirectly through the Credit Investments, which may give rise to additional conflicts of interest. The Fund may invest in companies or other entities in which the Management Parties (including other clients of the Management Parties) have an investment, and the Management Parties and other clients of the Management Parties may invest in companies or other entities in which the Fund has made an investment, to the extent permitted by applicable law.

In certain instances the conflicts described in this section (or the resolution thereof) may have an adverse impact on the Fund and its ability to achieve its investment objective. Investors will have no right to be informed of such conflicts as they arise or to participate in the resolution of such conflicts.

Class Y [Member] | Other Activities of CLO Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Activities of CLO Managers

Conflicts of interest may arise from the fact that CLO managers and their affiliates generally will be carrying on substantial investment activities for other clients, including other investment funds, in which the Fund will have no interest. CLO managers may have financial incentives to favor certain of such accounts over the Credit Investment. Any of their proprietary accounts and other customer accounts may compete with the Credit Investment for specific trades, or may hold positions opposite to positions maintained on behalf of the Credit Investment. The CLO manager may give advice and recommend securities to, or buy or sell securities for, a Credit Investment in which the Fund has invested, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, other accounts and customers even though their investment objectives may be the same as, or similar to, those of the Fund. CLO managers and their principals, officers, employees, and affiliates may buy and sell securities or other investments for their own accounts and as a result may have actual or potential conflicts of interest with respect to investments made on behalf of the relevant Credit Investment. Positions may be taken by principals, officers, employees, and affiliates of a CLO manager that are the same, different, or made at a different time than positions taken for the relevant Credit Investment. CLO managers may invest, directly or indirectly, in the securities of companies affiliated with the Management Parties or in which the Management Parties have an equity or participation interest. The purchase, holding, and sale of such investments by a CLO manager may enhance the profitability of the Management Parties' own investments in such companies.

Class Y [Member] | Conflict In Valuation Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflict in Valuation of Investments

While pricing information generally is available for certain securities in which the Fund or a Credit Investment may invest, pricing information for other securities in which the Fund or the Credit Investments may invest may not be available, and reliable pricing information may at times not be available from any source. For purposes of calculating the Fund's net asset value, valuation decisions will be made by the Adviser in accordance with the Valuation Procedures based upon such information as is available to it, including information provided by CLO managers and other sources.

Class Y [Member] | Conflicting Interests Of Shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicting Interests of Shareholders

The Fund is likely to have a diverse range of Shareholders that may have conflicting interests that stem from differences in investment preferences, tax status and regulatory status. The Adviser will consider the objectives of the Fund when making decisions with respect to the selection, structuring and sale of securities, including Credit Investments. It is inevitable, however, that such decisions may be more beneficial for one investor than for another investor.

Class Y [Member] | Limits Of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limits of Risk Disclosures

The above discussion is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and the Fund's Statement of Additional Information and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by investors who understand the nature of the investment, do not require liquidity in the investment and can bear the economic risk of the investment.

In addition, as the Fund's investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information provided herein.

[1]	Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund.
[2]	The Fund's administrator and its affiliates have contractually agreed until October 31, 2025 to waive fees and reimburse expenses in order to keep total direct annual operating expenses (but excluding interest from borrowings, prime broker fees, dividends and interest on securities sold short, AFFE, taxes, brokerage commissions, costs associated with litigation- or tax-related services, Trustee fees, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.00%. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund. There is no guarantee that the contractual fee waiver agreement will continue after October 31, 2025.
[3]	The Fund's administrator and its affiliates have contractually agreed until October 31, 2025 to waive fees and reimburse expenses in order to keep total direct annual operating expenses (but excluding interest from borrowings, prime broker fees, dividends and interest on securities sold short, AFFE, taxes, brokerage commissions, costs associated with litigation- or tax-related services, Trustee fees, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.75%. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund. There is no guarantee that the contractual fee waiver agreement will continue after October 31, 2025.